UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6332

                           ROCHESTER PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                27.8%
--------------------------------------------------------------------------------
Hospital/Health Care                                                        9.7
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  8.3
--------------------------------------------------------------------------------
General Obligation                                                          8.2
--------------------------------------------------------------------------------
Electric Utilities                                                          7.3
--------------------------------------------------------------------------------
Municipal Leases                                                            4.9
--------------------------------------------------------------------------------
Special Assessment                                                          4.7
--------------------------------------------------------------------------------
Highways/Railways                                                           4.3
--------------------------------------------------------------------------------
Not-for-Profit Organization                                                 3.3
--------------------------------------------------------------------------------
Single Family Housing                                                       3.1

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total market value of investments.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CREDIT ALLOCATION


AAA              31.1%
AA               20.6
A                10.2
BBB              31.5
BB                0.9
B                 0.7
C                 0.5
Not Rated         4.5

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. As of that date, no securities held by the Fund were rated lower than C. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                    13 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF LIMITED TERM NEW YORK MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/18/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    14 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described


                    15 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                   BEGINNING      ENDING          EXPENSES
                                   ACCOUNT        ACCOUNT         PAID DURING
                                   VALUE          VALUE           6 MONTHS ENDED
                                   (1/1/06)       (6/30/06)       JUNE 30, 2006
--------------------------------------------------------------------------------
Class A Actual                     $1,000.00      $1,014.30       $4.15
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00       1,020.68        4.17
--------------------------------------------------------------------------------
Class B Actual                      1,000.00       1,007.40        8.15
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00       1,016.71        8.18
--------------------------------------------------------------------------------
Class C Actual                      1,000.00       1,007.50        8.00
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00       1,016.86        8.03

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A               0.83%
---------------------------------
Class B               1.63
---------------------------------
Class C               1.60

--------------------------------------------------------------------------------


                    16 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.7%
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--83.0%
$      20,000  Albany County Airport Authority                   5.125%     12/15/2019            12/15/2010 A      $       20,902
----------------------------------------------------------------------------------------------------------------------------------
      785,000  Albany County Airport Authority                   5.300      12/15/2009            12/15/2007 A             812,161
----------------------------------------------------------------------------------------------------------------------------------
      160,000  Albany County Airport Authority                   5.300      12/15/2015 1          12/15/2007 A             165,114
----------------------------------------------------------------------------------------------------------------------------------
      720,000  Albany County Airport Authority                   5.375      12/15/2017            12/15/2007 A             742,630
----------------------------------------------------------------------------------------------------------------------------------
    2,350,000  Albany County Airport Authority                   5.500      12/15/2019 1          12/15/2009 A           2,436,457
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  Albany County IDA
               (Albany College of Pharmacy)                      5.250      12/01/2019            12/01/2014 A           1,545,720
----------------------------------------------------------------------------------------------------------------------------------
        5,000  Albany GO                                         7.000      01/15/2010            01/01/2007 A               5,013
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Albany Hsg. Authority                             6.250      10/01/2012 1          10/01/2007 A             255,173
----------------------------------------------------------------------------------------------------------------------------------
      100,000  Albany IDA (Albany Law School)                    5.750      10/01/2030            10/01/2010 A             105,673
----------------------------------------------------------------------------------------------------------------------------------
    5,335,000  Albany IDA (Charitable Leadership)                5.500      07/01/2011            07/13/2010 B           5,519,698
----------------------------------------------------------------------------------------------------------------------------------
    8,810,000  Albany IDA (Charitable Leadership)                6.000      07/01/2019 1          07/01/2013 A           9,269,353
----------------------------------------------------------------------------------------------------------------------------------
    2,660,000  Albany IDA
               (Daughters of Sarah Nursing Home)                 5.250      10/20/2021            04/20/2014 A           2,785,446
----------------------------------------------------------------------------------------------------------------------------------
    1,435,000  Albany IDA (H. Johnson Office Park)               4.750      03/01/2018            03/01/2008 C           1,434,684
----------------------------------------------------------------------------------------------------------------------------------
      125,000  Albany IDA
               (University Heights-Albany Law School)            6.750      12/01/2019 1          12/01/2009 A             136,121
----------------------------------------------------------------------------------------------------------------------------------
    1,935,000  Albany Municipal Water Finance Authority          5.250      12/01/2017            06/01/2008 A           1,981,827
----------------------------------------------------------------------------------------------------------------------------------
    2,915,000  Albany Municipal Water Finance Authority          5.250      12/01/2020            06/01/2008 A           2,985,543
----------------------------------------------------------------------------------------------------------------------------------
    3,235,000  Albany Municipal Water Finance Authority          5.250      12/01/2022            06/01/2008 A           3,306,494
----------------------------------------------------------------------------------------------------------------------------------
    2,590,000  Albany Municipal Water Finance Authority          5.250      12/01/2023            06/01/2008 A           2,647,239
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Albany Parking Authority                          5.625      07/15/2020 1          07/15/2011 A           2,100,040
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Albany Parking Authority                          5.625      07/15/2025 1          07/15/2011 A           1,046,270
----------------------------------------------------------------------------------------------------------------------------------
      140,000  Allegany County IDA (Houghton College)            5.000      01/15/2010            01/15/2008 A             142,740
----------------------------------------------------------------------------------------------------------------------------------
    4,380,000  Allegany County IDA (Houghton College)            5.250      01/15/2018            01/15/2008 A           4,442,678
----------------------------------------------------------------------------------------------------------------------------------
    2,205,000  Amherst IDA (Daemen College)                      5.750      10/01/2011            05/30/2009 B           2,299,925
----------------------------------------------------------------------------------------------------------------------------------
      490,000  Amherst IDA
               (Faculty-Student Assoc. of SUNY at Buffalo)       5.750      04/01/2016            04/01/2012 A             516,641
----------------------------------------------------------------------------------------------------------------------------------
      420,000  Amherst IDA
               (Faculty-Student Assoc. of SUNY at Buffalo)       5.750      04/01/2017 1          04/01/2012 A             441,752
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Arlington Central School District                 5.000      12/15/2015            12/15/2009 A              51,889
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Arlington Central School District                 5.625      05/15/2022            05/15/2007 A              10,492
----------------------------------------------------------------------------------------------------------------------------------
    6,940,000  Babylon IDA (WSNCHS East, Inc.)                   6.500      08/01/2019 1          08/01/2010 A           7,504,985
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia GO                                        5.000      11/01/2015            11/01/2015               113,876
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia GO                                        5.000      11/01/2016            11/01/2015 A             113,362
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia GO                                        5.000      11/01/2017            11/01/2015 A             112,698
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia GO                                        5.000      11/01/2018            11/01/2015 A             112,422
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia GO                                        5.000      11/01/2019            11/01/2015 A             111,923
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Batavia GO                                        5.000      11/01/2020            11/01/2015 A             111,592
----------------------------------------------------------------------------------------------------------------------------------
    6,000,000  Battery Park City Authority, Series A             5.250      11/01/2022            11/01/2013 A           6,370,500
----------------------------------------------------------------------------------------------------------------------------------
      500,000  Bethlehem Water System                            5.500      03/01/2022            03/01/2013 A             530,595


                17 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     245,000  Blauvelt Volunteer Fire Company                   6.000%     10/15/2008            10/02/2007 B      $      249,087
----------------------------------------------------------------------------------------------------------------------------------
      730,000  Brookhaven IDA (Alternatives for Children)        7.000      02/01/2013            12/06/2009 B             750,433
----------------------------------------------------------------------------------------------------------------------------------
    1,275,000  Brookhaven IDA (Dowling College)                  6.500      11/01/2012            11/01/2012             1,300,997
----------------------------------------------------------------------------------------------------------------------------------
      375,000  Brookhaven IDA (Stony Brook Foundation)           5.750      11/01/2008            10/27/2007 B             378,555
----------------------------------------------------------------------------------------------------------------------------------
      640,000  Broome County COP                                 5.250      04/01/2022 1          10/01/2006 A             640,704
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Broome County GO                                  5.400      04/15/2011            10/15/2006 A              10,240
----------------------------------------------------------------------------------------------------------------------------------
    1,100,000  Bushnell Basin Fire Assoc.
               (Volunteer Fire Dept.)                            5.250      11/01/2015            08/14/2013 B           1,098,229
----------------------------------------------------------------------------------------------------------------------------------
      375,000  Capital District Youth Center                     6.000      02/01/2017            02/01/2007 A             385,429
----------------------------------------------------------------------------------------------------------------------------------
    1,550,000  Carnegie Redevel. Corp. 2                         6.500      09/01/2011            05/17/2009 B           1,542,870
----------------------------------------------------------------------------------------------------------------------------------
      320,000  Cattaraugus County IDA
               (Olean General Hospital)                          5.250      08/01/2023            08/01/2010 A             326,045
----------------------------------------------------------------------------------------------------------------------------------
        5,000  Cattaraugus County IDA
               (St. Bonaventure University)                      5.000      09/15/2009            04/07/2008 B               5,077
----------------------------------------------------------------------------------------------------------------------------------
    1,450,000  Chautauqua County Tobacco Asset
               Securitization Corp.                              6.000      07/01/2012            09/08/2009 D           1,541,263
----------------------------------------------------------------------------------------------------------------------------------
    1,075,000  Chautauqua County Tobacco Asset
               Securitization Corp.                              6.250      07/01/2016            07/01/2010 A           1,138,640
----------------------------------------------------------------------------------------------------------------------------------
    3,745,000  Chautauqua County Tobacco Asset
               Securitization Corp.                              6.500      07/01/2024            07/01/2010 A           3,965,393
----------------------------------------------------------------------------------------------------------------------------------
   18,160,000  Chautauqua County Tobacco Asset
               Securitization Corp.                              6.750      07/01/2040            07/01/2010 A          19,357,289
----------------------------------------------------------------------------------------------------------------------------------
    2,465,000  Clarence IDA (Bristol Village)                    6.000      01/20/2044            01/20/2013 A           2,670,803
----------------------------------------------------------------------------------------------------------------------------------
      100,000  Clifton Park GO                                   5.100      02/01/2011            08/01/2006 A             100,094
----------------------------------------------------------------------------------------------------------------------------------
       45,000  Clifton Park Water Authority                      5.000      10/01/2029            10/01/2009 A              45,713
----------------------------------------------------------------------------------------------------------------------------------
    4,195,000  Cortland County IDA
               (Cortland Memorial Hospital)                      5.625      07/01/2024 1          07/01/2012 A           4,448,672
----------------------------------------------------------------------------------------------------------------------------------
    1,750,000  Dutchess County IDA (Bard College)                5.375      06/01/2027            06/01/2007 A           1,808,433
----------------------------------------------------------------------------------------------------------------------------------
      295,000  Dutchess County IDA (Bard College)                5.500      08/01/2020            08/01/2010 A             309,980
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Dutchess County IDA (Bard College)                7.000      11/01/2017 1          11/01/2006 A           1,002,520
----------------------------------------------------------------------------------------------------------------------------------
    5,205,000  Dutchess County IDA (Marist College)              5.150      07/01/2017            07/01/2013 A           5,348,710
----------------------------------------------------------------------------------------------------------------------------------
    2,525,000  Dutchess County IDA
               (Vassar Brothers Hospital)                        6.500      04/01/2020 1          04/01/2010 A           2,675,212
----------------------------------------------------------------------------------------------------------------------------------
       25,000  East Hampton Town GO                              5.000      04/15/2018            04/15/2008 A              25,619
----------------------------------------------------------------------------------------------------------------------------------
      515,000  East Rochester Hsg. Authority
               (Gates Senior Hsg.)                               5.200      04/20/2021            10/20/2013 A             519,728
----------------------------------------------------------------------------------------------------------------------------------
    2,800,000  East Rochester Hsg. Authority
               (Rochester St. Mary's Residence Facility)         5.375      12/20/2022 1          12/20/2015 A           2,961,756
----------------------------------------------------------------------------------------------------------------------------------
      730,000  East Rochester Hsg. Authority
               (St. John's Meadows)                              5.750      08/01/2037 1          08/01/2007 A             758,594
----------------------------------------------------------------------------------------------------------------------------------
      210,000  East Syracuse Hsg. Authority
               (Bennett Manor Associates)                        6.700      04/01/2021            04/01/2010 A             225,017
----------------------------------------------------------------------------------------------------------------------------------
      415,000  Elmira GO                                         5.000      10/01/2015            10/01/2015               424,383


                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     440,000  Elmira GO                                         5.000%     10/01/2016            10/01/2015 A       $     449,174
----------------------------------------------------------------------------------------------------------------------------------
      460,000  Elmira GO                                         5.000      10/01/2017            10/01/2017               467,346
----------------------------------------------------------------------------------------------------------------------------------
      485,000  Elmira GO                                         5.000      10/01/2018            10/01/2017 A             489,617
----------------------------------------------------------------------------------------------------------------------------------
      505,000  Elmira GO                                         5.000      10/01/2019            10/01/2017 A             508,591
----------------------------------------------------------------------------------------------------------------------------------
    1,300,000  Erie County IDA
               (Buffalo City School District)                    5.750      05/01/2025            05/01/2014 A           1,432,366
----------------------------------------------------------------------------------------------------------------------------------
    6,500,000  Erie County IDA
               (Buffalo City School District) 3                  5.750      05/01/2026            05/01/2014 A           7,161,830
----------------------------------------------------------------------------------------------------------------------------------
    1,825,000  Erie County IDA (Medaille College)                6.875      10/01/2013            11/04/2010 B           1,878,363
----------------------------------------------------------------------------------------------------------------------------------
      460,000  Erie County IDA (Medaille College)                7.250      11/01/2010            12/22/2008 B             473,933
----------------------------------------------------------------------------------------------------------------------------------
   29,615,000  Erie County Tobacco Asset
               Securitization Corp.                              5.000      06/01/2031            03/22/2017 B          28,731,288
----------------------------------------------------------------------------------------------------------------------------------
    1,635,000  Erie County Tobacco Asset
               Securitization Corp.                              5.750      07/15/2013            07/15/2010 E           1,758,066
----------------------------------------------------------------------------------------------------------------------------------
    7,825,000  Erie County Tobacco Asset
               Securitization Corp.                              6.000      07/15/2020            07/15/2010 E           8,483,317
----------------------------------------------------------------------------------------------------------------------------------
    9,750,000  Erie County, NY Tobacco Asset
               Securitization Corp.                              5.000      06/01/2038            08/15/2020 B           9,395,978
----------------------------------------------------------------------------------------------------------------------------------
      690,000  Essex County IDA (North Country
               Community College Foundation)                     4.600      06/01/2015            12/25/2013 B             671,515
----------------------------------------------------------------------------------------------------------------------------------
      540,000  Franklin County IDA (North Country
               Community College Foundation)                     4.600      06/01/2015            12/24/2013 B             525,533
----------------------------------------------------------------------------------------------------------------------------------
      805,000  Franklin County IDA COP                           8.125      08/01/2006            08/01/2006               807,391
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Grand Central BID
               (Grand Central District Management)               5.000      01/01/2021            01/01/2014 A           1,022,910
----------------------------------------------------------------------------------------------------------------------------------
      500,000  Grand Central BID
               (Grand Central District Management)               5.000      01/01/2022            01/01/2014 A             510,500
----------------------------------------------------------------------------------------------------------------------------------
      500,000  Hamilton County IDA
               (Adirondack Historical Assoc.)                    5.250      11/01/2018            11/01/2008 A             512,910
----------------------------------------------------------------------------------------------------------------------------------
      500,000  Hempstead GO                                      5.000      07/01/2018            07/01/2014 A             503,770
----------------------------------------------------------------------------------------------------------------------------------
    1,195,000  Hempstead GO                                      5.000      07/01/2019            07/01/2014 A           1,202,051
----------------------------------------------------------------------------------------------------------------------------------
    1,635,000  Hempstead GO                                      5.250      07/01/2023            07/01/2014 A           1,670,872
----------------------------------------------------------------------------------------------------------------------------------
    1,730,000  Hempstead GO                                      5.250      07/01/2024            07/01/2014 A           1,765,673
----------------------------------------------------------------------------------------------------------------------------------
    1,700,000  Hempstead IDA (Adelphi University)                5.750      06/01/2022 1          06/01/2012 A           1,820,683
----------------------------------------------------------------------------------------------------------------------------------
    1,350,000  Hempstead IDA (Hofstra University)                5.800      07/01/2015            01/01/2007 A           1,389,083
----------------------------------------------------------------------------------------------------------------------------------
    1,300,000  Herkimer County IDA (Burrows Paper)               8.000      01/01/2009            01/16/2008 B           1,288,677
----------------------------------------------------------------------------------------------------------------------------------
      585,000  Herkimer County IDA
               (Herkimer County College Foundation)              5.850      11/01/2010            12/11/2008 B             604,931
----------------------------------------------------------------------------------------------------------------------------------
    1,610,000  Herkimer Hsg. Authority                           7.150      03/01/2011            09/01/2006 A           1,616,585
----------------------------------------------------------------------------------------------------------------------------------
      125,000  Hudson IDA (Have, Inc.)                           7.125      12/01/2007            03/21/2007 B             124,354
----------------------------------------------------------------------------------------------------------------------------------
      375,000  Hudson IDA (Hudson Fabrics)                       6.000      11/01/2012            11/27/2009 B             378,188
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Islip Res Rec, Series D                           6.500      07/01/2009            01/01/2007 A              25,364
----------------------------------------------------------------------------------------------------------------------------------
    2,990,000  Islip Res Rec, Series E                           5.625      07/01/2017            07/01/2014 A           3,203,366


                   19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,175,000  Islip Res Rec, Series E                           5.750%     07/01/2019            07/01/2014 A       $   1,263,384
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Jamestown GO                                      5.000      08/01/2024            08/01/2014 A             254,735
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Jamestown GO                                      5.000      08/01/2025            08/01/2014 A             254,063
----------------------------------------------------------------------------------------------------------------------------------
    1,955,000  Jamestown Hsg. Authority                          6.125      07/01/2010            08/27/2008 B           1,923,134
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Kenmore Hsg. Authority
               (SUNY at Buffalo)                                 5.500      08/01/2024            08/01/2011 A           1,042,890
----------------------------------------------------------------------------------------------------------------------------------
   11,015,000  L.I. Power Authority, Series A                    5.000      12/01/2018            06/01/2008 A          11,285,969
----------------------------------------------------------------------------------------------------------------------------------
   32,305,000  L.I. Power Authority, Series A                    5.125      12/01/2022 1          06/01/2008 A          33,214,063
----------------------------------------------------------------------------------------------------------------------------------
       15,000  L.I. Power Authority, Series A                    5.500      12/01/2023            06/01/2008 A              15,620
----------------------------------------------------------------------------------------------------------------------------------
   12,365,000  L.I. Power Authority, Series C                    5.500      09/01/2020            03/01/2008 A          12,582,748
----------------------------------------------------------------------------------------------------------------------------------
    2,210,000  Livingston County IDA
               (Nicholas H. Noyes Memorial Hospital)             5.875      07/01/2022            07/01/2010 A           2,297,207
----------------------------------------------------------------------------------------------------------------------------------
    1,010,000  Livingston County IDA
               (Nicholas H. Noyes Memorial Hospital)             6.000      07/01/2030            07/01/2010 A           1,048,824
----------------------------------------------------------------------------------------------------------------------------------
    3,950,000  Lockport HDC                                      6.000      10/01/2018 1          10/01/2008 A           3,984,800
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Lowville GO                                       7.200      09/15/2007            09/15/2007                77,757
----------------------------------------------------------------------------------------------------------------------------------
      290,000  Madison County IDA
               (Morrisville Auxillary Service Corp.)             6.750      07/01/2007            09/17/2006 B             293,286
----------------------------------------------------------------------------------------------------------------------------------
    2,065,000  Madison County IDA
               (Morrisville State College Foundation)            5.000      06/01/2022            06/01/2016 A           2,125,979
----------------------------------------------------------------------------------------------------------------------------------
    2,260,000  Madison County IDA
               (Oneida Healthcare Center)                        5.500      02/01/2016            02/01/2011 A           2,370,378
----------------------------------------------------------------------------------------------------------------------------------
      165,000  Medina Hsg. Corp.                                 8.250      08/15/2011 1          08/15/2006 A             165,328
----------------------------------------------------------------------------------------------------------------------------------
      215,000  Middletown IDA
               (Southwinds Retirement Home)                      5.875      03/01/2007 1          09/06/2006 B             214,804
----------------------------------------------------------------------------------------------------------------------------------
    4,205,000  Monroe County COP                                 8.050      01/01/2011 1          01/01/2007 A           4,281,573
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Monroe County GO                                  5.000      06/01/2017            06/01/2007 A              50,627
----------------------------------------------------------------------------------------------------------------------------------
       40,000  Monroe County GO                                  6.100      03/01/2008            09/01/2006 A              40,139
----------------------------------------------------------------------------------------------------------------------------------
      575,000  Monroe County IDA (Canal Ponds)                   7.000      06/15/2013 1          12/15/2006 A             602,629
----------------------------------------------------------------------------------------------------------------------------------
      215,000  Monroe County IDA
               (Dayton Rogers Manufacturing)                     5.850      12/01/2006            12/01/2006               214,076
----------------------------------------------------------------------------------------------------------------------------------
    1,285,000  Monroe County IDA
               (DePaul Community Facilities)                     6.500      02/01/2024 1          08/01/2006 A           1,287,454
----------------------------------------------------------------------------------------------------------------------------------
      405,000  Monroe County IDA (DePaul Properties)             5.900      09/01/2007            03/09/2007 B             401,468
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Monroe County IDA
               (Jewish Home of Rochester Senior Hsg.)            6.100      04/01/2008            04/01/2007 A              77,553
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Monroe County IDA
               (Jewish Home of Rochester Senior Hsg.)            6.200      04/01/2009            04/01/2007 A             113,825
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Monroe County IDA
               (Nazareth College of Rochester)                   5.250      10/01/2021            10/01/2011 A              79,272
----------------------------------------------------------------------------------------------------------------------------------
    1,475,000  Monroe County IDA
               (Parma Senior Hsg. Assoc.)                        6.500      12/01/2010            12/01/2010             1,471,829
----------------------------------------------------------------------------------------------------------------------------------
      285,000  Monroe County IDA (Piano Works)                   6.625      11/01/2006            11/01/2006               285,148


                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      25,000  Monroe County IDA
               (Rochester Institute of Technology)               5.000%     04/01/2010            04/01/2010        $       25,207
----------------------------------------------------------------------------------------------------------------------------------
      365,000  Monroe County IDA
               (Summit at Brighton)                              5.000      07/01/2016            05/29/2012 B             360,901
----------------------------------------------------------------------------------------------------------------------------------
    2,235,000  Monroe County IDA
               (West End Business Center)                        5.125      12/01/2014            05/29/2011 D           2,234,195
----------------------------------------------------------------------------------------------------------------------------------
   15,415,000  Monroe County Tobacco Asset
               Securitization Corp. 3                            6.150      06/01/2025            07/03/2009 D          16,520,101
----------------------------------------------------------------------------------------------------------------------------------
       60,000  Monroe County Water Authority                     5.250      08/01/2011            08/01/2006 A              60,064
----------------------------------------------------------------------------------------------------------------------------------
      285,000  Monroe Newpower Corp.                             4.500      01/01/2011            10/01/2010 B             284,598
----------------------------------------------------------------------------------------------------------------------------------
      155,000  Monroe Newpower Corp.                             4.700      01/01/2012            10/01/2011 B             155,708
----------------------------------------------------------------------------------------------------------------------------------
      410,000  Monroe Newpower Corp.                             4.800      01/01/2013            10/01/2012 B             413,301
----------------------------------------------------------------------------------------------------------------------------------
    7,800,000  Monroe Newpower Corp.                             6.375      01/01/2024            07/01/2009 A           8,241,324
----------------------------------------------------------------------------------------------------------------------------------
      280,000  Mount Vernon IDA (Kings Court)                    5.125      12/01/2023            12/01/2015 A             283,346
----------------------------------------------------------------------------------------------------------------------------------
      975,000  Mount Vernon IDA (Macedonia Towers)               5.125      12/01/2023            12/01/2015 A             986,651
----------------------------------------------------------------------------------------------------------------------------------
      285,000  Mount Vernon IDA (Meadowview)                     6.000      06/01/2009            12/28/2007 B             289,854
----------------------------------------------------------------------------------------------------------------------------------
      280,000  Mount Vernon IDA (Section 8), Series A            3.500      06/01/2008            06/01/2008               276,948
----------------------------------------------------------------------------------------------------------------------------------
    5,275,000  Mount Vernon IDA (Section 8), Series A            5.250      12/01/2014 1          06/01/2008 A           5,349,589
----------------------------------------------------------------------------------------------------------------------------------
       30,000  MTA Commuter Facilities
               (Grand Central Terminal)                          5.500      07/01/2012            01/01/2007 E              30,041
----------------------------------------------------------------------------------------------------------------------------------
       25,000  MTA Commuter Facilities, Series 7                 5.625      07/01/2016 1          01/01/2007 E              25,223
----------------------------------------------------------------------------------------------------------------------------------
       10,000  MTA Commuter Facilities, Series B                 5.000      07/01/2017            07/01/2009 E              10,276
----------------------------------------------------------------------------------------------------------------------------------
       20,000  MTA Commuter Facilities, Series B                 5.125      07/01/2024            07/01/2007 A              20,613
----------------------------------------------------------------------------------------------------------------------------------
        5,000  MTA Commuter Facilities, Series D                 5.000      07/01/2016            07/01/2007 E               5,102
----------------------------------------------------------------------------------------------------------------------------------
      100,000  MTA Service Contract, Series 3                    7.375      07/01/2008            07/18/2007 B             103,338
----------------------------------------------------------------------------------------------------------------------------------
    8,500,000  MTA Service Contract, Series A                    5.125      01/01/2024            07/01/2012 A           8,782,625
----------------------------------------------------------------------------------------------------------------------------------
   29,400,000  MTA Service Contract, Series A                    5.125      01/01/2029            07/01/2012 A          30,046,800
----------------------------------------------------------------------------------------------------------------------------------
   15,350,000  MTA Service Contract, Series A 3                  5.750      07/01/2031            07/01/2012 A          16,613,612
----------------------------------------------------------------------------------------------------------------------------------
   11,075,000  MTA, Series A                                     5.500      11/15/2026            11/15/2012 A          11,853,794
----------------------------------------------------------------------------------------------------------------------------------
   25,000,000  MTA, Series A                                     5.750      11/15/2032            11/15/2012 A          27,017,000
----------------------------------------------------------------------------------------------------------------------------------
       55,000  MTA, Series B                                     5.000      07/01/2020 1          07/01/2007 A              56,487
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  MTA, Series B-2                                   5.000      07/01/2017            07/01/2007 A           2,055,200
----------------------------------------------------------------------------------------------------------------------------------
       50,000  MTA, Series E                                     5.500      11/15/2021            11/15/2012 A              53,861
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Municipal Assistance Corp. for Troy               5.000      01/15/2016            01/15/2007 A              51,020
----------------------------------------------------------------------------------------------------------------------------------
      300,000  Nassau County Bridge Authority                    5.250      10/01/2026            10/01/2007 A             309,279
----------------------------------------------------------------------------------------------------------------------------------
      680,000  Nassau County IDA (ACDS)                          6.000      12/01/2019            12/02/2016 A             691,281
----------------------------------------------------------------------------------------------------------------------------------
      505,000  Nassau County IDA (ALIA-ACDS)                     7.000      10/01/2016            11/01/2011 A             540,416
----------------------------------------------------------------------------------------------------------------------------------
      970,000  Nassau County IDA (ALIA-ACLD)                     5.750      09/01/2011            09/03/2009 B             986,965
----------------------------------------------------------------------------------------------------------------------------------
      755,000  Nassau County IDA (ALIA-CMA)                      7.000      10/01/2016            11/01/2011 A             807,948
----------------------------------------------------------------------------------------------------------------------------------
      580,000  Nassau County IDA (ALIA-CRR)                      7.000      10/01/2016            11/01/2011 A             620,675
----------------------------------------------------------------------------------------------------------------------------------
      130,000  Nassau County IDA (ALIA-FREE)                     7.000      10/01/2016            11/01/2011 A             139,117
----------------------------------------------------------------------------------------------------------------------------------
      530,000  Nassau County IDA (ALIA-HKSB)                     7.000      10/01/2016            11/01/2011 A             567,169


                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,455,000  Nassau County IDA (CSMR)                          6.000%     12/01/2019            12/03/2016 A      $    2,495,728
----------------------------------------------------------------------------------------------------------------------------------
      320,000  Nassau County IDA
               (Engel Burman Senior Hsg.)                        6.750      05/01/2017            05/07/2013 B             329,699
----------------------------------------------------------------------------------------------------------------------------------
      215,000  Nassau County IDA
               (Engel Burman Senior Hsg.)                        6.750      05/01/2017            05/07/2013 B             221,517
----------------------------------------------------------------------------------------------------------------------------------
      370,000  Nassau County IDA
               (Engel Burman Senior Hsg.)                        6.750      05/01/2017            11/01/2011 A             381,215
----------------------------------------------------------------------------------------------------------------------------------
      395,000  Nassau County IDA
               (Engel Burman Senior Hsg.)                        6.750      05/01/2017            11/01/2011 A             406,972
----------------------------------------------------------------------------------------------------------------------------------
      570,000  Nassau County IDA
               (Engel Burman Senior Hsg.)                        6.750      05/01/2017            11/01/2011 A             587,277
----------------------------------------------------------------------------------------------------------------------------------
      845,000  Nassau County IDA
               (Epilepsy Foundation of Long Island)              6.000      12/01/2019            12/05/2016 A             859,120
----------------------------------------------------------------------------------------------------------------------------------
      155,000  Nassau County IDA (North Shore CFGA)              5.750      05/01/2008            05/17/2007 B             156,928
----------------------------------------------------------------------------------------------------------------------------------
      445,000  Nassau County IDA
               (United Cerebral Palsy)                           5.750      11/01/2007            03/15/2007 B             446,442
----------------------------------------------------------------------------------------------------------------------------------
    1,495,000  Nassau County IDA
               (United Cerebral Palsy)                           5.750      11/01/2009            05/06/2008 B           1,487,181
----------------------------------------------------------------------------------------------------------------------------------
      545,000  Nassau County IDA (WORCA)                         6.000      12/01/2019            12/01/2016 A             554,107
----------------------------------------------------------------------------------------------------------------------------------
      150,000  Nassau County IDA, Series C                       6.000      12/01/2019            12/04/2016 A             152,507
----------------------------------------------------------------------------------------------------------------------------------
      640,000  Nassau County Interim Finance Authority           5.125      11/15/2021            11/15/2006 A             649,389
----------------------------------------------------------------------------------------------------------------------------------
       45,000  Nassau County Interim Finance Authority           5.375      11/15/2012            11/15/2006 A              45,686
----------------------------------------------------------------------------------------------------------------------------------
       35,000  Nassau County Interim Finance Authority           5.375      11/15/2013            11/15/2006 A              35,534
----------------------------------------------------------------------------------------------------------------------------------
   19,000,000  Nassau County Tobacco Settlement Corp.            0.000 4    06/01/2026            12/03/2015 B          15,917,250
----------------------------------------------------------------------------------------------------------------------------------
      645,000  Nassau County Tobacco Settlement Corp.            5.625      07/15/2015            07/15/2009 F             682,210
----------------------------------------------------------------------------------------------------------------------------------
    3,115,000  Nassau County Tobacco Settlement Corp.            5.700      07/15/2015            07/15/2007 F           3,301,339
----------------------------------------------------------------------------------------------------------------------------------
      590,000  Nassau County Tobacco Settlement Corp.            5.750      07/15/2016            07/15/2007 F             626,132
----------------------------------------------------------------------------------------------------------------------------------
    3,550,000  Nassau County Tobacco Settlement Corp.            5.875      07/15/2016            07/15/2008 F           3,779,508
----------------------------------------------------------------------------------------------------------------------------------
      725,000  Nassau County Tobacco Settlement Corp.            6.000      07/15/2017            07/15/2009 F             774,336
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Nassau County Tobacco Settlement Corp.            6.000      07/15/2018            07/15/2009 A              26,701
----------------------------------------------------------------------------------------------------------------------------------
    5,440,000  Nassau County Tobacco Settlement Corp.            6.125      07/15/2018            07/15/2009 A           5,829,504
----------------------------------------------------------------------------------------------------------------------------------
      125,000  Nassau County Tobacco Settlement Corp.            6.200      07/15/2018            07/15/2009 A             134,216
----------------------------------------------------------------------------------------------------------------------------------
    2,215,000  Nassau County Tobacco Settlement Corp.            6.250      07/15/2019 1          07/15/2009 A           2,381,457
----------------------------------------------------------------------------------------------------------------------------------
    4,530,000  Nassau County Tobacco Settlement Corp.            6.250      07/15/2019            07/15/2009 A           4,870,430
----------------------------------------------------------------------------------------------------------------------------------
    3,620,000  Nassau County Tobacco Settlement Corp.            6.250      07/15/2020            07/15/2009 A           3,892,043
----------------------------------------------------------------------------------------------------------------------------------
    4,125,000  Nassau County Tobacco Settlement Corp.            6.250      07/15/2020 1          07/15/2009 A           4,434,994
----------------------------------------------------------------------------------------------------------------------------------
    2,255,000  Nassau County Tobacco Settlement Corp.            6.250      07/15/2021            07/15/2009 A           2,424,463
----------------------------------------------------------------------------------------------------------------------------------
    4,925,000  Nassau County Tobacco Settlement Corp.            6.300      07/15/2021            07/15/2009 A           5,302,107
----------------------------------------------------------------------------------------------------------------------------------
    1,320,000  Nassau County Tobacco Settlement Corp.            6.300      07/15/2022            07/15/2009 A           1,421,072
----------------------------------------------------------------------------------------------------------------------------------
   23,175,000  Nassau County Tobacco Settlement Corp.            6.400      07/15/2033            07/15/2009 A          25,015,327
----------------------------------------------------------------------------------------------------------------------------------
   15,050,000  Nassau County Tobacco Settlement Corp.            6.500      07/15/2027            07/15/2009 A          16,287,863
----------------------------------------------------------------------------------------------------------------------------------
   48,005,000  Nassau County Tobacco Settlement Corp.            6.600      07/15/2039            07/15/2009 A          52,090,226


                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
      NEW YORK Continued
$     315,000  Nassau IDA (EBS North Hills LLC)                  7.000%     11/01/2013            09/28/2010 B      $      327,959
----------------------------------------------------------------------------------------------------------------------------------
      150,000  Nassau IDA (EBS North Hills LLC)                  7.000      11/01/2013            06/28/2010 B             156,171
----------------------------------------------------------------------------------------------------------------------------------
      190,000  Nassau IDA (EBS North Hills LLC)                  7.000      11/01/2013            06/28/2010 B             197,817
----------------------------------------------------------------------------------------------------------------------------------
      275,000  Nassau IDA (EBS North Hills LLC)                  7.000      11/01/2013            06/28/2010 B             286,369
----------------------------------------------------------------------------------------------------------------------------------
      205,000  Nassau IDA (EBS North Hills LLC)                  7.000      11/01/2013            09/28/2010 B             213,434
----------------------------------------------------------------------------------------------------------------------------------
      205,000  Nassau IDA (EBS North Hills LLC)                  7.000      11/01/2013            06/28/2010 B             213,434
----------------------------------------------------------------------------------------------------------------------------------
       50,000  New Hartford-Sunset Wood Funding Corp.            5.950      08/01/2027            08/01/2007 A              51,504
----------------------------------------------------------------------------------------------------------------------------------
    1,290,000  New Rochelle IDA
               (College of New Rochelle)                         5.500      07/01/2019            07/01/2009 A           1,334,079
----------------------------------------------------------------------------------------------------------------------------------
      300,000  New Rochelle Municipal Hsg. Authority,
               Series A                                          5.000      12/01/2008            09/20/2007 B             303,981
----------------------------------------------------------------------------------------------------------------------------------
       85,000  New Rochelle Municipal Hsg. Authority,
               Series B                                          6.500      12/01/2014            12/01/2008 E              91,240
----------------------------------------------------------------------------------------------------------------------------------
    1,575,000  Newark-Wayne Community Hospital                   7.600      09/01/2015            09/01/2006 A           1,576,481
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Newburgh GO                                       7.600      04/01/2008            10/01/2006 A              10,092
----------------------------------------------------------------------------------------------------------------------------------
    1,410,000  Newburgh IDA
               (Bourne & Kenney Redevel. Company)                5.650      08/01/2020 1          08/01/2009 A           1,453,682
----------------------------------------------------------------------------------------------------------------------------------
      150,000  Niagara County IDA
               (American Ref-Fuel Company)                       5.550      11/15/2024            11/15/2011 A             155,441
----------------------------------------------------------------------------------------------------------------------------------
   13,725,000  Niagara County IDA
               (Niagara Falls Memorial Medical Center)           5.500      11/01/2035            12/28/2007 C          13,769,881
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  Niagara County IDA
               (Solid Waste Disposal)                            5.450      11/15/2025            11/15/2012 A           5,193,050
----------------------------------------------------------------------------------------------------------------------------------
    7,175,000  Niagara County IDA
               (Solid Waste Disposal)                            5.550      11/15/2024            11/15/2011 A           7,471,112
----------------------------------------------------------------------------------------------------------------------------------
    9,850,000  Niagara County IDA
               (Solid Waste Disposal)                            5.625      11/15/2024            11/15/2012 A          10,285,666
----------------------------------------------------------------------------------------------------------------------------------
      170,000  Niagara County Tobacco Asset
               Securitization Corp.                              5.375      05/15/2018            05/15/2009 F             173,653
----------------------------------------------------------------------------------------------------------------------------------
      175,000  Niagara County Tobacco Asset
               Securitization Corp.                              5.500      05/15/2019            05/15/2011 A             179,319
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Niagara County Tobacco Asset
               Securitization Corp.                              5.500      05/15/2020            05/15/2011 A              51,186
----------------------------------------------------------------------------------------------------------------------------------
    1,175,000  Niagara County Tobacco Asset
               Securitization Corp.                              5.875      05/15/2022            05/15/2011 A           1,219,944
----------------------------------------------------------------------------------------------------------------------------------
      795,000  Niagara County Tobacco Asset
               Securitization Corp.                              6.250      05/15/2034            11/15/2010 A             833,979
----------------------------------------------------------------------------------------------------------------------------------
      870,000  Niagara County Tobacco Asset
               Securitization Corp.                              6.250      05/15/2040            05/15/2010 A             912,656
----------------------------------------------------------------------------------------------------------------------------------
   11,995,000  Niagara County Tobacco Asset
               Securitization Corp.                              6.750      05/15/2029 1          05/15/2010 A          12,813,419
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Niagara Falls HDC (Niagara Towers)                5.150      10/01/2010            10/01/2008 A              10,240
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Niagara Falls Public Water Authority              5.500      07/15/2034            07/15/2015 A           1,073,130


                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   5,360,000  Niagara Frontier Transportation Authority
               (Buffalo Niagara International Airport)           5.625%     04/01/2029 1          04/01/2009 A      $    5,610,419
----------------------------------------------------------------------------------------------------------------------------------
      210,000  Niagara Frontier Transportation Authority
               (Buffalo Niagara International Airport)           5.750      04/01/2019            04/01/2009 A             221,189
----------------------------------------------------------------------------------------------------------------------------------
      610,000  North Babylon Volunteer Fire Company              5.750      08/01/2022            08/01/2007 A             639,012
----------------------------------------------------------------------------------------------------------------------------------
      935,000  NY Counties Tobacco Trust I                       5.800      06/01/2023            05/08/2007 D           1,008,977
----------------------------------------------------------------------------------------------------------------------------------
      225,000  NY Counties Tobacco Trust I                       5.800      06/01/2023            05/08/2007 D             229,757
----------------------------------------------------------------------------------------------------------------------------------
    9,625,000  NY Counties Tobacco Trust I                       6.300      06/01/2019 1          06/01/2010 E          10,557,085
----------------------------------------------------------------------------------------------------------------------------------
    4,670,000  NY Counties Tobacco Trust I                       6.300      06/01/2019 1          06/01/2010 A           4,943,242
----------------------------------------------------------------------------------------------------------------------------------
    8,650,000  NY Counties Tobacco Trust I                       6.500      06/01/2035            06/01/2010 E           9,550,033
----------------------------------------------------------------------------------------------------------------------------------
    4,170,000  NY Counties Tobacco Trust I                       6.500      06/01/2035            06/01/2010 A           4,412,861
----------------------------------------------------------------------------------------------------------------------------------
    3,295,000  NY Counties Tobacco Trust I                       6.625      06/01/2042 1          06/01/2010 A           3,513,459
----------------------------------------------------------------------------------------------------------------------------------
   23,755,000  NY Counties Tobacco Trust II (TASC)               5.250      06/01/2025            11/17/2010 D          23,976,397
----------------------------------------------------------------------------------------------------------------------------------
      150,000  NY Counties Tobacco Trust II (TASC)               5.500      06/01/2011            06/01/2011               158,205
----------------------------------------------------------------------------------------------------------------------------------
      595,000  NY Counties Tobacco Trust II (TASC)               5.625      06/01/2035            06/01/2012 A             606,650
----------------------------------------------------------------------------------------------------------------------------------
    1,055,000  NY Counties Tobacco Trust II (TASC)               5.750      06/01/2013            06/01/2011 A           1,119,376
----------------------------------------------------------------------------------------------------------------------------------
    1,925,000  NY Counties Tobacco Trust II (TASC)               5.750      06/01/2014            06/01/2011 A           2,032,858
----------------------------------------------------------------------------------------------------------------------------------
      265,000  NY Counties Tobacco Trust II (TASC)               5.750      06/01/2043            06/01/2012 A             271,585
----------------------------------------------------------------------------------------------------------------------------------
    2,120,000  NY Counties Tobacco Trust II (TASC)               6.000      06/01/2015            06/01/2011 A           2,253,221
----------------------------------------------------------------------------------------------------------------------------------
    2,330,000  NY Counties Tobacco Trust II (TASC)               6.000      06/01/2016            06/01/2011 A           2,465,886
----------------------------------------------------------------------------------------------------------------------------------
   12,180,000  NY Counties Tobacco Trust III                     5.000      06/01/2027            02/03/2009 D          12,425,671
----------------------------------------------------------------------------------------------------------------------------------
    4,980,000  NY Counties Tobacco Trust III                     5.750      06/01/2033            09/26/2012 D           5,170,933
----------------------------------------------------------------------------------------------------------------------------------
   16,535,000  NY Counties Tobacco Trust III                     6.000      06/01/2043            06/01/2013 A          17,309,334
----------------------------------------------------------------------------------------------------------------------------------
    4,905,000  NY Counties Tobacco Trust IV                      4.250      06/01/2021            07/14/2011 B           4,801,357
----------------------------------------------------------------------------------------------------------------------------------
   38,400,000  NY Counties Tobacco Trust IV (TASC)               0.000      06/01/2041            08/03/2019 B          28,996,992
----------------------------------------------------------------------------------------------------------------------------------
    4,520,000  NY Counties Tobacco Trust IV (TASC)               4.750      06/01/2026            07/23/2014 B           4,342,500
----------------------------------------------------------------------------------------------------------------------------------
   38,400,000  NY Counties Tobacco Trust IV (TASC)               6.650      06/01/2041            06/01/2010 A           7,312,128
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                            0.000 4    08/01/2024            08/01/2008 A              10,107
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                            0.000 4    03/15/2029            03/15/2011 A              41,739
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                            0.000 4    11/15/2037            11/15/2009 A              18,628
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                            5.000      08/01/2015            08/01/2008 A              15,380
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                            5.000      08/15/2016            08/15/2008 A              20,512
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                            5.000      05/15/2018            05/15/2008 A              20,475
----------------------------------------------------------------------------------------------------------------------------------
      235,000  NYC GO                                            5.000      08/01/2018            02/01/2008 A             239,303
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                            5.000      08/15/2018            08/15/2008 A              51,045
----------------------------------------------------------------------------------------------------------------------------------
    1,055,000  NYC GO                                            5.000      12/01/2018            12/01/2014 A           1,088,233
----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO                                            5.000      08/15/2019            08/15/2008 A              91,880
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  NYC GO                                            5.000      12/01/2019            12/01/2014 A           1,543,020
----------------------------------------------------------------------------------------------------------------------------------
    1,425,000  NYC GO                                            5.000      08/01/2020            08/01/2014 A           1,460,654
----------------------------------------------------------------------------------------------------------------------------------
      570,000  NYC GO                                            5.000      03/15/2021            03/15/2009 A             578,191
----------------------------------------------------------------------------------------------------------------------------------
    6,450,000  NYC GO                                            5.000      06/01/2021            06/01/2015 A           6,601,188
----------------------------------------------------------------------------------------------------------------------------------
    2,110,000  NYC GO                                            5.000      08/01/2021            08/01/2014 A           2,155,639


                   24 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   4,000,000  NYC GO                                            5.000%     08/01/2021            08/01/2015 A      $    4,095,200
----------------------------------------------------------------------------------------------------------------------------------
    4,975,000  NYC GO                                            5.000      11/01/2021            11/01/2014 A           5,085,246
----------------------------------------------------------------------------------------------------------------------------------
       80,000  NYC GO                                            5.000      08/01/2022            02/01/2009 A              80,960
----------------------------------------------------------------------------------------------------------------------------------
       85,000  NYC GO                                            5.000      08/01/2022            02/01/2008 A              86,918
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                            5.000      08/01/2022            02/01/2008 A              25,240
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                            5.000      08/01/2022            08/01/2008 A              10,264
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                            5.000      08/01/2022            08/01/2015 A           1,021,570
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                            5.000      08/01/2022            08/01/2010 A              25,270
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                            5.000      08/01/2022            08/01/2008 A              25,659
----------------------------------------------------------------------------------------------------------------------------------
      180,000  NYC GO                                            5.000      08/15/2022            08/15/2008 A             181,960
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYC GO                                            5.000      09/15/2022            09/15/2013 A              40,712
----------------------------------------------------------------------------------------------------------------------------------
    2,500,000  NYC GO                                            5.000      11/01/2022            11/01/2014 A           2,550,225
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                            5.000      05/15/2023            05/15/2008 A              15,371
----------------------------------------------------------------------------------------------------------------------------------
    1,085,000  NYC GO                                            5.000      08/01/2023            02/01/2008 A           1,100,657
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                            5.000      08/01/2023            08/01/2015 A           1,019,340
----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYC GO                                            5.000      08/01/2023            08/01/2008 A             252,425
----------------------------------------------------------------------------------------------------------------------------------
    2,830,000  NYC GO                                            5.000      08/01/2023            08/01/2015 A           2,884,732
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                            5.000      08/01/2023            02/01/2008 A              51,128
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYC GO                                            5.000      08/01/2023            08/01/2015 A           4,077,360
----------------------------------------------------------------------------------------------------------------------------------
    6,750,000  NYC GO                                            5.000      11/01/2023            11/01/2014 A           6,871,568
----------------------------------------------------------------------------------------------------------------------------------
   11,340,000  NYC GO                                            5.000      12/01/2023            12/01/2014 A          11,546,275
----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO                                            5.000      04/15/2024            04/15/2009 A              92,506
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                            5.000      06/01/2024            06/01/2016 A           5,091,850
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                            5.000      08/01/2024            08/01/2015 A           1,017,130
----------------------------------------------------------------------------------------------------------------------------------
    3,040,000  NYC GO                                            5.000      08/01/2024            08/01/2015 A           3,092,075
----------------------------------------------------------------------------------------------------------------------------------
    8,000,000  NYC GO                                            5.000      08/01/2024            02/01/2016 A           8,142,960
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                            5.000      09/01/2024            09/01/2015 A           5,086,150
----------------------------------------------------------------------------------------------------------------------------------
    3,635,000  NYC GO                                            5.000      12/01/2024            12/01/2014 A           3,693,524
----------------------------------------------------------------------------------------------------------------------------------
   24,860,000  NYC GO                                            5.000      03/01/2025            03/01/2015 A          25,234,143
----------------------------------------------------------------------------------------------------------------------------------
    6,000,000  NYC GO                                            5.000      06/01/2025            06/01/2015 A           6,092,520
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC GO                                            5.000      08/01/2025            08/01/2015 A           1,015,650
----------------------------------------------------------------------------------------------------------------------------------
    5,335,000  NYC GO                                            5.000      09/01/2025            09/01/2015 A           5,418,973
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                            5.000      04/01/2026            04/01/2015 A           5,068,650
----------------------------------------------------------------------------------------------------------------------------------
    6,920,000  NYC GO                                            5.000      08/01/2026            08/01/2015 A           7,018,126
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC GO                                            5.000      08/01/2026            08/01/2015 A           5,070,900
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYC GO                                            5.000      08/01/2026            08/01/2015 A           4,056,720
----------------------------------------------------------------------------------------------------------------------------------
    1,830,000  NYC GO                                            5.000      11/01/2027            11/01/2014 A           1,850,405
----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO                                            5.000      03/15/2029            03/15/2009 A              91,179
----------------------------------------------------------------------------------------------------------------------------------
      125,000  NYC GO                                            5.000      03/15/2029            03/15/2009 A             125,746
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                            5.000      04/15/2029            04/15/2009 A              10,133
----------------------------------------------------------------------------------------------------------------------------------
      270,000  NYC GO                                            5.100      08/15/2027            08/15/2014 A             275,327


                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     25,000   NYC GO                                            5.125%     08/01/2018            08/01/2008 A       $       25,615
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                            5.125      03/15/2019            03/15/2009 A               10,430
-----------------------------------------------------------------------------------------------------------------------------------
   8,360,000   NYC GO                                            5.125      08/01/2022            02/01/2009 A            8,520,596
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   NYC GO                                            5.125      03/15/2025            03/15/2012 A              208,414
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   NYC GO                                            5.125      08/01/2025            02/01/2008 A               81,120
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   NYC GO                                            5.125      08/01/2025            08/01/2008 A               46,107
-----------------------------------------------------------------------------------------------------------------------------------
     395,000   NYC GO                                            5.125      08/01/2025            08/01/2006 A              404,599
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                            5.125      03/01/2028            03/01/2008 A               10,314
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   NYC GO                                            5.125      05/15/2029            05/15/2009 A               30,535
-----------------------------------------------------------------------------------------------------------------------------------
      70,000   NYC GO                                            5.200      03/15/2028            03/15/2009 A               72,163
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                            5.250      08/15/2013            08/15/2008 A               51,615
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                            5.250      02/01/2014            02/01/2008 A               51,279
-----------------------------------------------------------------------------------------------------------------------------------
     175,000   NYC GO                                            5.250      08/01/2015            08/01/2007 A              178,778
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                            5.250      08/01/2015            02/01/2008 A               25,671
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   NYC GO                                            5.250      08/01/2015            08/01/2007 A               45,972
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                            5.250      08/01/2016            08/01/2007 A               40,864
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                            5.250      08/01/2016            02/01/2008 A               25,640
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   NYC GO                                            5.250      08/01/2017            02/01/2008 A               76,907
-----------------------------------------------------------------------------------------------------------------------------------
      95,000   NYC GO                                            5.250      08/01/2019            08/01/2008 A               97,860
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                            5.250      08/01/2020            08/01/2007 A               51,235
-----------------------------------------------------------------------------------------------------------------------------------
     235,000   NYC GO                                            5.250      08/01/2020            08/01/2007 A              239,806
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                            5.250      05/01/2021            11/01/2006 A               10,043
-----------------------------------------------------------------------------------------------------------------------------------
     235,000   NYC GO                                            5.250      08/01/2021            08/01/2007 A              239,806
-----------------------------------------------------------------------------------------------------------------------------------
   2,790,000   NYC GO                                            5.250      08/01/2021            08/01/2007 A            2,853,640
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   NYC GO                                            5.250      11/15/2021 1          11/15/2007 A               40,926
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                            5.250      01/15/2023            01/15/2013 A               25,930
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC GO                                            5.250      08/15/2024            08/15/2014 A            1,039,820
-----------------------------------------------------------------------------------------------------------------------------------
   5,110,000   NYC GO                                            5.250      08/15/2026            08/15/2014 A            5,309,954
-----------------------------------------------------------------------------------------------------------------------------------
     180,000   NYC GO                                            5.250      06/01/2027            06/01/2012 A              185,573
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                            5.250      01/15/2028            01/15/2013 A               51,632
-----------------------------------------------------------------------------------------------------------------------------------
     200,000   NYC GO                                            5.250      01/15/2033            01/15/2013 A              206,072
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                            5.300      08/01/2024            08/01/2008 A               20,622
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   NYC GO                                            5.300      01/15/2026            01/15/2013 A              140,322
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   NYC GO                                            5.350      08/01/2013            02/01/2008 A               20,567
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   NYC GO                                            5.375      08/01/2015            08/01/2008 A            2,065,540
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   NYC GO                                            5.375      08/01/2017            08/01/2010 A               52,802
-----------------------------------------------------------------------------------------------------------------------------------
     155,000   NYC GO                                            5.375      08/01/2017            08/01/2007 A              158,457
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   NYC GO                                            5.375      11/15/2017            11/15/2007 A               46,146
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                            5.375      11/15/2017            11/15/2007 A                5,157
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   NYC GO                                            5.375      08/01/2019            08/01/2009 A               10,416
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   NYC GO                                            5.375      08/01/2019            02/01/2008 A               25,683


                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      50,000  NYC GO                                            5.375%     08/01/2019            02/01/2008 A      $       51,547
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                            5.375      08/01/2020            08/01/2009 A               5,208
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                            5.375      08/01/2022            08/01/2007 A              25,558
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                            5.375      08/01/2022            08/01/2007 A              25,630
----------------------------------------------------------------------------------------------------------------------------------
      305,000  NYC GO                                            5.375      03/01/2027            03/01/2013 A             318,335
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                            5.375      08/01/2027            08/01/2008 A               5,207
----------------------------------------------------------------------------------------------------------------------------------
      580,000  NYC GO                                            5.375      08/01/2027            08/01/2008 A             600,068
----------------------------------------------------------------------------------------------------------------------------------
      350,000  NYC GO                                            5.375      11/15/2027            11/15/2007 A             359,198
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYC GO                                            5.400      08/01/2011            08/01/2007 A              35,805
----------------------------------------------------------------------------------------------------------------------------------
      280,000  NYC GO                                            5.500      08/01/2022            08/01/2007 A             286,611
----------------------------------------------------------------------------------------------------------------------------------
    7,635,000  NYC GO                                            5.500      06/01/2023            06/01/2013 A           8,068,057
----------------------------------------------------------------------------------------------------------------------------------
    1,630,000  NYC GO                                            5.500      05/15/2024 1          05/15/2010 A           1,714,059
----------------------------------------------------------------------------------------------------------------------------------
      530,000  NYC GO                                            5.500      02/15/2026            08/15/2006 A             534,102
----------------------------------------------------------------------------------------------------------------------------------
    1,130,000  NYC GO                                            5.500      02/15/2026            08/15/2006 A           1,148,227
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                            5.500      11/15/2037            11/15/2007 A              15,397
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                            5.600      12/01/2010            12/01/2006 A              15,093
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC GO                                            5.600      12/01/2013            12/01/2006 A              30,190
----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYC GO                                            5.625      08/15/2008            08/15/2006 A              45,510
----------------------------------------------------------------------------------------------------------------------------------
      185,000  NYC GO                                            5.625      08/15/2009            08/15/2006 A             187,096
----------------------------------------------------------------------------------------------------------------------------------
       95,000  NYC GO                                            5.625      10/01/2020            10/01/2006 A              96,084
----------------------------------------------------------------------------------------------------------------------------------
      125,000  NYC GO                                            5.700      08/15/2010            08/15/2006 A             126,424
----------------------------------------------------------------------------------------------------------------------------------
       85,000  NYC GO                                            5.750      02/01/2012            08/01/2006 A              86,387
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                            5.750      05/15/2012            11/15/2006 A              10,014
----------------------------------------------------------------------------------------------------------------------------------
    1,910,000  NYC GO                                            5.750      08/01/2012            08/01/2007 A           1,961,284
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                            5.750      02/01/2017            08/01/2006 A               5,082
----------------------------------------------------------------------------------------------------------------------------------
      300,000  NYC GO                                            5.750      02/01/2017            08/01/2006 A             304,875
----------------------------------------------------------------------------------------------------------------------------------
    1,035,000  NYC GO                                            5.750      03/01/2018            03/01/2013 A           1,117,417
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC GO                                            5.750      08/01/2018            08/01/2012 A             538,440
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC GO                                            5.750      08/01/2018            08/01/2012 A             538,440
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC GO                                            5.750      02/01/2019            08/01/2006 A              20,325
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC GO                                            5.750      02/01/2020            02/01/2007 A              30,496
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC GO                                            5.750      03/01/2020            03/01/2013 A             539,815
----------------------------------------------------------------------------------------------------------------------------------
    3,800,000  NYC GO                                            5.750      03/01/2021            03/01/2013 E           4,189,880
----------------------------------------------------------------------------------------------------------------------------------
    1,210,000  NYC GO                                            5.750      03/01/2021            03/01/2013 A           1,306,352
----------------------------------------------------------------------------------------------------------------------------------
       55,000  NYC GO                                            5.875      08/01/2015            08/01/2007 A              56,555
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                            5.875      02/15/2019            08/15/2006 A              15,245
----------------------------------------------------------------------------------------------------------------------------------
    7,155,000  NYC GO                                            5.875      06/01/2019            06/01/2012 A           7,738,133
----------------------------------------------------------------------------------------------------------------------------------
      505,000  NYC GO                                            5.875      08/01/2019            08/01/2012 E             557,318
----------------------------------------------------------------------------------------------------------------------------------
    4,770,000  NYC GO                                            5.875      08/01/2019            08/01/2012 A           5,168,343
----------------------------------------------------------------------------------------------------------------------------------
    5,495,000  NYC GO                                            5.875      06/01/2020            06/01/2012 A           5,942,843
----------------------------------------------------------------------------------------------------------------------------------
    6,645,000  NYC GO                                            5.875      06/01/2021            06/01/2012 A           7,186,568


                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     480,000  NYC GO                                            5.875%     08/01/2024 1      08/01/2006 A           $     488,026
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                            6.000      08/01/2006        08/01/2006                    10,016
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                            6.000      05/15/2010        11/15/2006 A                  15,023
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO                                            6.000      05/15/2011        11/15/2006 A                  50,078
----------------------------------------------------------------------------------------------------------------------------------
      480,000  NYC GO                                            6.000      02/01/2012        08/01/2006 A                 487,968
----------------------------------------------------------------------------------------------------------------------------------
      120,000  NYC GO                                            6.000      08/01/2016        08/01/2006 A                 121,994
----------------------------------------------------------------------------------------------------------------------------------
      580,000  NYC GO                                            6.000      08/01/2017        08/01/2007 A                 598,119
----------------------------------------------------------------------------------------------------------------------------------
      595,000  NYC GO                                            6.000      08/01/2017        08/01/2007 A                 613,588
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                            6.000      05/15/2018        05/15/2010 A                  10,767
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                            6.000      02/01/2022        08/01/2006 A                   5,083
----------------------------------------------------------------------------------------------------------------------------------
      115,000  NYC GO                                            6.000      05/15/2022        05/15/2010 A                 124,808
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                            6.000      05/15/2022        05/15/2010 A                  16,122
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYC GO                                            6.000      02/15/2024        08/15/2006 A                  35,579
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC GO                                            6.125      08/01/2025 1      08/01/2007 A                  10,324
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO                                            6.125      08/01/2025        08/01/2007 A                  25,795
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                            6.125      08/01/2025        08/01/2007 A                   5,162
----------------------------------------------------------------------------------------------------------------------------------
      830,000  NYC GO                                            6.250      08/01/2009        08/01/2006 A                 843,952
----------------------------------------------------------------------------------------------------------------------------------
      255,000  NYC GO                                            6.350      05/15/2014        05/15/2008 A                 267,648
----------------------------------------------------------------------------------------------------------------------------------
    1,130,000  NYC GO                                            6.500      05/15/2017        05/15/2010 A               1,236,695
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                            7.000      02/01/2009        08/01/2006 A                   5,012
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                            7.000      12/01/2010        12/01/2006 A                   5,061
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                            7.000      02/01/2011        08/01/2006 A                   5,013
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC GO                                            7.000      02/01/2012        08/01/2006 A                  30,074
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                            7.000      02/01/2018        08/01/2006 A                   5,012
----------------------------------------------------------------------------------------------------------------------------------
       60,000  NYC GO                                            7.250      02/01/2007        08/01/2006 E                  60,171
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYC GO                                            7.250      02/01/2007        08/01/2006 A                   5,013
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                            7.500      02/01/2007        08/01/2006 A                  15,042
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYC GO                                            7.500      02/01/2009        08/01/2006 A                  15,042
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYC GO                                            7.650      02/01/2007        08/01/2006 A                  40,117
----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYC GO                                            7.750      08/15/2027        08/15/2006 A                  45,204
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYC GO DIAMONDS                                   0.000 4    08/01/2025 1      08/01/2007 A                  23,881
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC GO RIBS                                       7.282 5    08/13/2009        08/01/2006 A                 100,263
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYC GO RIBS                                       7.380 5    08/22/2013        08/01/2006 A                 100,271
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO RIBS                                       7.380 5    08/27/2015        08/01/2006 A                  50,136
----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC GO RIBS                                       8.034 5    08/29/2008        08/01/2006 A                  90,237
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC GO RIBS                                       8.034 5    07/29/2010        08/01/2006 A                  50,132
----------------------------------------------------------------------------------------------------------------------------------
      450,000  NYC GO RIBS                                       8.717 5    09/01/2011        08/01/2006 A                 451,701
----------------------------------------------------------------------------------------------------------------------------------
    7,250,000  NYC GO RITES                                      7.305 5    06/01/2023        06/01/2015 A               7,802,740
----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYC HDC (Barclay Avenue)                          5.750      04/01/2007        04/01/2007                    70,591
----------------------------------------------------------------------------------------------------------------------------------
    4,610,000  NYC HDC (Multifamily Hsg.)                        5.250      11/01/2030        05/01/2014 A               4,763,605
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC HDC (Multifamily Hsg.)                        5.250      11/01/2031        11/01/2010 A                  20,375


                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued

$     900,000  NYC HDC (Multifamily Hsg.), Series A              5.375%     11/01/2023            05/01/2012 A      $      922,554
----------------------------------------------------------------------------------------------------------------------------------
      450,000  NYC HDC (Multifamily Hsg.), Series A              5.500      11/01/2009            05/01/2008 A             453,083
----------------------------------------------------------------------------------------------------------------------------------
      845,000  NYC HDC (Multifamily Hsg.), Series A              5.625      05/01/2012            05/01/2008 A             857,143
----------------------------------------------------------------------------------------------------------------------------------
      655,000  NYC HDC (Multifamily Hsg.), Series D              5.500      11/01/2019            11/01/2006 A             663,233
----------------------------------------------------------------------------------------------------------------------------------
    1,200,000  NYC HDC (Multifamily Hsg.), Series E              6.250      05/01/2036            11/01/2009 A           1,273,368
----------------------------------------------------------------------------------------------------------------------------------
    8,755,000  NYC HDC RITES                                     5.838 5    07/01/2025            07/01/2015 A           9,325,213
----------------------------------------------------------------------------------------------------------------------------------
      185,000  NYC HDC, Series A                                 5.000      07/01/2010            07/01/2010               192,232
----------------------------------------------------------------------------------------------------------------------------------
    4,450,000  NYC HDC, Series A                                 5.000      07/01/2025            07/01/2015 A           4,594,892
----------------------------------------------------------------------------------------------------------------------------------
   27,700,000  NYC Health & Hospital Corp.                       5.250      02/15/2017 1          02/15/2010 A          28,306,353
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC Health & Hospital Corp.                       5.450      02/15/2026            02/15/2012 A              10,277
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000  NYC Health & Hospital Corp.
               (Health System)                                   5.250      02/15/2022            02/15/2013 A           3,155,580
----------------------------------------------------------------------------------------------------------------------------------
      935,000  NYC IDA (Acme Architectural Products)             5.875      11/01/2009            04/14/2008 B             931,858
----------------------------------------------------------------------------------------------------------------------------------
    9,400,000  NYC IDA
               (Airis JFK I/JFK International Airport)           5.500      07/01/2028            07/01/2011 A           9,596,178
----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  NYC IDA
               (Airis JFK I/JFK International Airport)           6.000      07/01/2015            07/01/2011 A          10,343,100
----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYC IDA
               (Anti-Defamation League Foundation)               5.500      06/01/2022            06/01/2007 A              77,560
----------------------------------------------------------------------------------------------------------------------------------
      280,000  NYC IDA (Atlantic Veal & Lamb)                    7.250      12/01/2008            12/07/2007 B             285,760
----------------------------------------------------------------------------------------------------------------------------------
    3,820,000  NYC IDA (Beth Abraham Health Services)            6.000      02/15/2013            04/10/2010 B           3,950,950
----------------------------------------------------------------------------------------------------------------------------------
      925,000  NYC IDA (Beth Abraham Health Services)            6.000      11/15/2013            12/28/2009 B             958,615
----------------------------------------------------------------------------------------------------------------------------------
      445,000  NYC IDA (Beth Abraham Health Services)            6.000      11/15/2013            02/04/2010 B             461,171
----------------------------------------------------------------------------------------------------------------------------------
       60,000  NYC IDA
               (Brooklyn Heights Montessori School)              7.500      01/01/2007            01/01/2007                61,015
----------------------------------------------------------------------------------------------------------------------------------
      855,000  NYC IDA (Calhoun School)                          6.250      12/01/2016            12/01/2016               880,505
----------------------------------------------------------------------------------------------------------------------------------
    5,965,000  NYC IDA (Calhoun School)                          6.250      12/01/2017            02/27/2013 B           5,975,021
----------------------------------------------------------------------------------------------------------------------------------
      655,000  NYC IDA
               (Center for Elimination of Family Violence)       6.250      11/01/2016            03/27/2013 B             652,262
----------------------------------------------------------------------------------------------------------------------------------
      295,000  NYC IDA
               (Center for Elimination of Family Violence)       6.250      11/01/2016            03/27/2013 B             293,767
----------------------------------------------------------------------------------------------------------------------------------
      320,000  NYC IDA (Chardan Corp.)                           6.250      11/01/2008            11/30/2007 B             318,358
----------------------------------------------------------------------------------------------------------------------------------
      235,000  NYC IDA (College of Aeronautics)                  5.500      05/01/2012            05/01/2010 A             242,971
----------------------------------------------------------------------------------------------------------------------------------
      550,000  NYC IDA (College of Aeronautics)                  5.500      05/01/2013            05/01/2010 A             567,287
----------------------------------------------------------------------------------------------------------------------------------
    1,035,000  NYC IDA (College of Mount St. Vincent)            7.000      05/01/2008            11/01/2006 A           1,037,505
----------------------------------------------------------------------------------------------------------------------------------
      360,000  NYC IDA (College of New Rochelle)                 6.200      09/01/2010 1          09/01/2006 A             367,704
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (College of New Rochelle)                 6.300      09/01/2015 1          09/01/2006 A             509,255
----------------------------------------------------------------------------------------------------------------------------------
      925,000  NYC IDA
               (Comprehensive Care Management)                   5.625      11/01/2015            11/01/2015               923,511
----------------------------------------------------------------------------------------------------------------------------------
      695,000  NYC IDA
               (Comprehensive Care Management)                   5.625      11/01/2015            11/01/2015               693,881
----------------------------------------------------------------------------------------------------------------------------------
      285,000  NYC IDA
               (Comprehensive Care Management)                   5.750      11/01/2008            10/30/2007 B             286,607


                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     110,000  NYC IDA
               (Comprehensive Care Management)                   5.750%     11/01/2008            10/30/2007 B      $      110,609
----------------------------------------------------------------------------------------------------------------------------------
    3,085,000  NYC IDA
               (Comprehensive Care Management)                   5.750      08/01/2018            07/04/2014 B           3,071,580
----------------------------------------------------------------------------------------------------------------------------------
    3,090,000  NYC IDA
               (Comprehensive Care Management)                   5.750      11/01/2018            07/04/2014 B           3,076,373
----------------------------------------------------------------------------------------------------------------------------------
    3,240,000  NYC IDA
               (Comprehensive Care Management)                   5.750      05/01/2019            08/03/2015 D           3,244,212
----------------------------------------------------------------------------------------------------------------------------------
      115,000  NYC IDA
               (Comprehensive Care Management)                   7.250      12/01/2006            12/01/2006               115,926
----------------------------------------------------------------------------------------------------------------------------------
      360,000  NYC IDA (Essie Cosmetics)                         5.500      11/01/2008            10/22/2007 B             360,536
----------------------------------------------------------------------------------------------------------------------------------
      950,000  NYC IDA (Family Support Systems)                  6.500      11/01/2014            11/01/2006 A             951,767
----------------------------------------------------------------------------------------------------------------------------------
      405,000  NYC IDA (Gabrielli Truck Sales)                   7.250      12/01/2007            04/19/2007 B             411,966
----------------------------------------------------------------------------------------------------------------------------------
    1,105,000  NYC IDA (Global Country World Peace)              6.250      11/01/2015            08/19/2012 B           1,094,922
----------------------------------------------------------------------------------------------------------------------------------
    1,030,000  NYC IDA (Global Country World Peace)              6.250      11/01/2025            08/20/2012 B           1,020,606
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (Independent Living Assoc.)               6.200      07/01/2020            09/25/2014 B             497,690
----------------------------------------------------------------------------------------------------------------------------------
   38,455,000  NYC IDA (Japan Airlines) 3                        6.000      11/01/2015            11/01/2006 A          39,076,433
----------------------------------------------------------------------------------------------------------------------------------
      145,000  NYC IDA (Julia Gray)                              6.500      11/01/2007            03/18/2007 B             145,405
----------------------------------------------------------------------------------------------------------------------------------
    2,355,000  NYC IDA (Lycee Francais De New York)              5.500      06/01/2013            12/01/2012 A           2,475,293
----------------------------------------------------------------------------------------------------------------------------------
      730,000  NYC IDA (Lycee Francais De New York)              5.500      06/01/2015            12/01/2012 A             763,120
----------------------------------------------------------------------------------------------------------------------------------
    2,880,000  NYC IDA (Lycee Francais De New York)              5.500      06/01/2016            12/01/2012 A           3,002,573
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC IDA (Lycee Francais De New York)              5.500      06/01/2017            12/01/2012 A           2,078,380
----------------------------------------------------------------------------------------------------------------------------------
    3,210,000  NYC IDA (Lycee Francais De New York)              5.500      06/01/2018            12/01/2012 A           3,330,407
----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYC IDA (Marymount School of NY)                  5.125      09/01/2021            09/01/2013 A             252,520
----------------------------------------------------------------------------------------------------------------------------------
    1,900,000  NYC IDA
               (Metropolitan College of New York)                5.750      03/01/2020            12/14/2017 B           1,820,922
----------------------------------------------------------------------------------------------------------------------------------
    4,585,000  NYC IDA (MMC Corp.)                               5.125      11/01/2025            11/01/2010 A           4,661,249
----------------------------------------------------------------------------------------------------------------------------------
    5,865,000  NYC IDA (MMC Corp.)                               5.125      11/01/2035            11/01/2010 A           5,937,315
----------------------------------------------------------------------------------------------------------------------------------
      240,000  NYC IDA (Morrisons Pastry)                        5.750      11/01/2009            04/16/2007 B             239,688
----------------------------------------------------------------------------------------------------------------------------------
    4,050,000  NYC IDA
               (National Compressor Exchange)                    6.250      11/01/2027            11/01/2007 E           4,090,865
----------------------------------------------------------------------------------------------------------------------------------
    1,810,000  NYC IDA (Polytechnic University)                  5.250      11/01/2008            11/01/2008             1,813,204
----------------------------------------------------------------------------------------------------------------------------------
    2,005,000  NYC IDA (Polytechnic University)                  5.750      11/01/2010            11/01/2010             2,034,353
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (Polytechnic University)                  5.750      11/01/2012            11/01/2012               504,840
----------------------------------------------------------------------------------------------------------------------------------
      330,000  NYC IDA (Precision Gear)                          5.875      11/01/2009            04/17/2008 B             332,987
----------------------------------------------------------------------------------------------------------------------------------
      275,000  NYC IDA (Precision Gear)                          5.875      11/01/2009            03/09/2008 B             276,279
----------------------------------------------------------------------------------------------------------------------------------
       85,000  NYC IDA (Precision Gear)                          6.500      11/01/2008            11/04/2007 B              86,532
----------------------------------------------------------------------------------------------------------------------------------
    1,200,000  NYC IDA (Reece School)                            6.500      12/01/2017            08/03/2015 B           1,189,920
----------------------------------------------------------------------------------------------------------------------------------
      405,000  NYC IDA (Reece School)                            6.500      12/01/2017            08/03/2015 B             401,598
----------------------------------------------------------------------------------------------------------------------------------
      225,000  NYC IDA (Rockefeller Foundation)                  5.375      07/01/2023            01/01/2007 A             225,322
----------------------------------------------------------------------------------------------------------------------------------
    3,705,000  NYC IDA (Rosco, Inc.)                             6.125      06/01/2022            06/01/2007 C           3,821,670
----------------------------------------------------------------------------------------------------------------------------------
    4,100,000  NYC IDA (Samaritan Aids Services)                 5.000      11/01/2024            11/01/2011 A           4,163,960


                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     940,000  NYC IDA (Showman Fabricators)                     7.125%     11/01/2013            06/24/2010 B      $     938,393
----------------------------------------------------------------------------------------------------------------------------------
      495,000  NYC IDA
               (Special Needs Facilities Pooled Program)         5.950      07/01/2008            06/26/2007 B             504,430
----------------------------------------------------------------------------------------------------------------------------------
    5,855,000  NYC IDA (Terminal One Group Assoc.)               5.500      01/01/2017            01/01/2016 A           6,180,831
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYC IDA (Terminal One Group Assoc.)               5.500      01/01/2018            01/01/2016 A           5,250,950
----------------------------------------------------------------------------------------------------------------------------------
   11,670,000  NYC IDA (Terminal One Group Assoc.)               5.500      01/01/2019            01/01/2016 A          12,228,526
----------------------------------------------------------------------------------------------------------------------------------
    2,500,000  NYC IDA (Terminal One Group Assoc.)               5.500      01/01/2020            01/01/2016 A           2,621,575
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC IDA (Terminal One Group Assoc.)               5.500      01/01/2021            01/01/2016 A           2,095,720
----------------------------------------------------------------------------------------------------------------------------------
   20,500,000  NYC IDA (Terminal One Group Assoc.)               5.500      01/01/2024            01/01/2016 A          21,370,225
----------------------------------------------------------------------------------------------------------------------------------
    1,940,000  NYC IDA (The Child School)                        7.000      06/01/2013            08/06/2010 B           2,031,743
----------------------------------------------------------------------------------------------------------------------------------
      210,000  NYC IDA (Ulano)                                   6.250      11/01/2006            11/01/2006               209,775
----------------------------------------------------------------------------------------------------------------------------------
      170,000  NYC IDA (United Nations School)                   6.100      12/01/2006            12/01/2006               171,168
----------------------------------------------------------------------------------------------------------------------------------
      180,000  NYC IDA (United Nations School)                   6.150      12/01/2007            12/01/2007               184,626
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYC IDA (Urban Resource Institute)                5.250      03/01/2023            03/01/2013 A           1,054,520
----------------------------------------------------------------------------------------------------------------------------------
    1,225,000  NYC IDA (Urban Resource Institute)                6.500      11/01/2013            08/20/2009 B           1,254,523
----------------------------------------------------------------------------------------------------------------------------------
    4,800,000  NYC IDA (Visy Paper)                              7.800      01/01/2016            01/01/2007 A           4,914,672
----------------------------------------------------------------------------------------------------------------------------------
      865,000  NYC IDA (Vocational Instruction)                  7.250      02/01/2013            12/21/2009 B             838,211
----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYC IDA (World Casing Corp.)                      5.950      11/01/2007            05/07/2007 B             174,195
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC IDA (YMCA of Greater NY)                      5.250      08/01/2021            02/01/2011 A             510,275
----------------------------------------------------------------------------------------------------------------------------------
    6,490,000  NYC IDA (YMCA of Greater NY)                      5.800      08/01/2016 1          01/01/2009 A           6,672,694
----------------------------------------------------------------------------------------------------------------------------------
      600,000  NYC IDA (Zeluck, Inc.)                            6.250      11/01/2011            11/01/2007 A             604,926
----------------------------------------------------------------------------------------------------------------------------------
   16,350,000  NYC IDA Special Facilities
               (JFK International Airport)                       8.000      08/01/2012            08/01/2012            18,384,921
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYC Municipal Water Finance Authority             4.875      06/15/2021            06/15/2008 A              20,200
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYC Municipal Water Finance Authority             5.000      06/15/2021            06/15/2007 A             508,095
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC Municipal Water Finance Authority             5.000      06/15/2027            06/15/2008 A              10,093
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC Municipal Water Finance Authority             5.000      06/15/2027            06/15/2008 A              50,743
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC Municipal Water Finance Authority             5.000      06/15/2027            06/15/2008 A              50,743
----------------------------------------------------------------------------------------------------------------------------------
       90,000  NYC Municipal Water Finance Authority             5.000      06/15/2029            06/15/2009 A              91,125
----------------------------------------------------------------------------------------------------------------------------------
   15,010,000  NYC Municipal Water Finance Authority 3           5.000      06/15/2034            06/15/2013 A          15,207,682
----------------------------------------------------------------------------------------------------------------------------------
       85,000  NYC Municipal Water Finance Authority             5.125      06/15/2017 1          06/15/2007 A              86,684
----------------------------------------------------------------------------------------------------------------------------------
      110,000  NYC Municipal Water Finance Authority             5.125      06/15/2021            06/15/2007 A             112,126
----------------------------------------------------------------------------------------------------------------------------------
      225,000  NYC Municipal Water Finance Authority             5.125      06/15/2021            06/15/2007 A             229,349
----------------------------------------------------------------------------------------------------------------------------------
    3,035,000  NYC Municipal Water Finance Authority             5.125      06/15/2021            06/15/2007 A           3,093,667
----------------------------------------------------------------------------------------------------------------------------------
       55,000  NYC Municipal Water Finance Authority             5.125      06/15/2021            06/15/2007 A              56,063
----------------------------------------------------------------------------------------------------------------------------------
       55,000  NYC Municipal Water Finance Authority             5.125      06/15/2022            06/15/2008 A              56,063
----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYC Municipal Water Finance Authority             5.125      06/15/2030            06/15/2007 A              65,947
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC Municipal Water Finance Authority             5.125      06/15/2031            06/15/2011 A           2,032,740
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC Municipal Water Finance Authority             5.200      06/15/2013            06/15/2007 A              10,212
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYC Municipal Water Finance Authority             5.250      06/15/2018            06/15/2007 A              35,795
----------------------------------------------------------------------------------------------------------------------------------
      390,000  NYC Municipal Water Finance Authority             5.375      06/15/2007            12/15/2006 A             390,480


                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,405,000  NYC Municipal Water Finance Authority             5.500%     06/15/2017            06/15/2007 A       $   2,432,273
----------------------------------------------------------------------------------------------------------------------------------
    1,105,000  NYC Municipal Water Finance Authority             5.500      06/15/2024 1          12/15/2006 A           1,117,409
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYC Municipal Water Finance Authority             5.500      06/15/2024            12/15/2006 A              30,338
----------------------------------------------------------------------------------------------------------------------------------
      180,000  NYC Municipal Water Finance Authority             5.625      06/15/2019            12/15/2006 A             182,054
----------------------------------------------------------------------------------------------------------------------------------
    1,220,000  NYC Municipal Water Finance Authority             5.625      06/15/2019 1          12/15/2006 A           1,233,957
----------------------------------------------------------------------------------------------------------------------------------
      855,000  NYC Municipal Water Finance Authority             5.750      06/15/2013 1          12/15/2006 A             878,299
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYC Municipal Water Finance Authority             5.750      06/15/2013 1          12/15/2006 E              51,363
----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYC Transitional Finance Authority                5.000      05/01/2026 1          05/01/2008 A              66,024
----------------------------------------------------------------------------------------------------------------------------------
    4,100,000  NYC Transitional Finance Authority, Series B      5.000      11/01/2027            11/01/2012 A           4,181,098
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYC Transitional Finance Authority, Series E      5.000      02/01/2026            02/01/2013 A           2,044,360
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYC Trust for Cultural Resources
               (American Museum of Natural History)              5.250      07/01/2019            07/01/2009 A              10,467
----------------------------------------------------------------------------------------------------------------------------------
    4,945,000  NYC Trust for Cultural Resources
               (American Museum of Natural History)              5.650      04/01/2022            04/01/2007 A           5,060,762
----------------------------------------------------------------------------------------------------------------------------------
   15,250,000  NYC Trust for Cultural Resources
               (American Museum of Natural History)              5.650      04/01/2027 1          04/01/2007 A          15,583,975
----------------------------------------------------------------------------------------------------------------------------------
      750,000  NYC Trust for Cultural Resources
               (Museum of American Folk Art)                     6.000      07/01/2022 1          07/01/2010 A             796,928
----------------------------------------------------------------------------------------------------------------------------------
    2,485,000  NYC Trust for Cultural Resources
               (Museum of American Folk Art)                     6.125      07/01/2030 1          07/01/2010 A           2,650,327
----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYC Trust for Cultural Resources
               (Museum of Modern Art)                            5.125      07/01/2031            07/01/2012 A             256,093
----------------------------------------------------------------------------------------------------------------------------------
      570,000  NYC Trust for Cultural Resources
               (Museum of Modern Art)                            5.500      01/01/2016            01/01/2007 A             585,675
----------------------------------------------------------------------------------------------------------------------------------
    1,010,000  NYC Trust for Cultural Resources
               (Museum of Modern Art)                            5.500      01/01/2021            01/01/2007 A           1,038,088
----------------------------------------------------------------------------------------------------------------------------------
       45,000  NYS DA (Albany Memorial Hospital)                 5.500      07/01/2010 1          01/01/2007 A              45,428
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Amsterdam Memorial Hospital)              6.000      08/01/2016            08/01/2006 A              20,433
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Amsterdam Memorial Hospital)              6.000      08/01/2025            08/01/2006 A              25,538
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Audit & Control)                          5.500      04/01/2023            04/01/2009 A              26,218
----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYS DA (Augustana Lutheran Home)                  5.500      02/01/2041 1          02/01/2012 A             259,843
----------------------------------------------------------------------------------------------------------------------------------
    4,625,000  NYS DA (Barnard College)                          5.250      07/01/2026            07/01/2007 A           4,725,733
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA (Brookdale Hospital)                       5.300      02/15/2017            02/15/2008 A              15,411
----------------------------------------------------------------------------------------------------------------------------------
       60,000  NYS DA (Brooklyn Hospital Center)                 5.100      02/01/2019            02/01/2009 A              61,896
----------------------------------------------------------------------------------------------------------------------------------
    1,300,000  NYS DA (Canisius College)                         5.000      07/01/2022            07/01/2015 A           1,335,568
----------------------------------------------------------------------------------------------------------------------------------
    1,120,000  NYS DA
               (Catskill Regional Medical Center)                5.250      02/15/2023            02/15/2015 A           1,179,024
----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYS DA (Champlain Valley Physicians)              5.000      07/01/2017            07/01/2007 A              71,110
----------------------------------------------------------------------------------------------------------------------------------
    1,350,000  NYS DA (Chapel Oaks)                              5.375      07/01/2017 1          07/01/2008 A           1,407,537
----------------------------------------------------------------------------------------------------------------------------------
      960,000  NYS DA (City University)                          5.000      07/01/2017            07/01/2008 A             978,432
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (City University)                          5.000      07/01/2026            07/01/2008 A              40,690
----------------------------------------------------------------------------------------------------------------------------------
       60,000  NYS DA (City University)                          5.250      07/01/2012            07/01/2008 A              61,802


                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     100,000  NYS DA (City University)                          5.250%     07/01/2025            07/01/2008 A      $      103,348
----------------------------------------------------------------------------------------------------------------------------------
    6,685,000  NYS DA (City University)                          5.500      07/01/2016            01/01/2007 A           6,827,324
----------------------------------------------------------------------------------------------------------------------------------
       85,000  NYS DA (City University)                          5.500      07/01/2024            01/01/2007 A              86,810
----------------------------------------------------------------------------------------------------------------------------------
      565,000  NYS DA (City University)                          6.000      07/01/2010            01/01/2007 A             577,198
----------------------------------------------------------------------------------------------------------------------------------
      210,000  NYS DA (Cooper Union for
               Advancement of Science & Art)                     5.375      07/01/2020            01/01/2007 A             214,452
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Cooper Union for
               Advancement of Science & Art)                     6.250      07/01/2029            07/01/2009 A              26,858
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Culinary Institute of America)            5.000      07/01/2022            07/01/2009 A              20,522
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Dept. of Education)                       5.650      07/01/2014            07/01/2007 A              10,323
----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYS DA (Dept. of Education)                       5.750      07/01/2011            01/01/2007 A             178,743
----------------------------------------------------------------------------------------------------------------------------------
    1,305,000  NYS DA (Dept. of Education)                       5.750      07/01/2021            01/01/2007 A           1,333,162
----------------------------------------------------------------------------------------------------------------------------------
      350,000  NYS DA (Dept. of Health)                          5.000      07/01/2021            07/01/2014 A             358,460
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Dept. of Health)                          5.000      07/01/2024            07/01/2008 A              10,107
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (Dept. of Health)                          5.000      07/01/2028            07/01/2009 A              35,494
----------------------------------------------------------------------------------------------------------------------------------
      880,000  NYS DA (Dept. of Health)                          5.250      07/01/2023            07/01/2014 A             921,237
----------------------------------------------------------------------------------------------------------------------------------
    4,620,000  NYS DA (Dept. of Health)                          5.250      07/01/2024            07/01/2015 A           4,865,414
----------------------------------------------------------------------------------------------------------------------------------
      820,000  NYS DA (Dept. of Health)                          5.500      07/01/2021            07/01/2007 A             843,837
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS DA (Eger Health Care Center &
               Rehabilitation Center)                            5.100      02/01/2028            02/01/2010 A              50,569
----------------------------------------------------------------------------------------------------------------------------------
    2,525,000  NYS DA (Ellis Hospital)                           5.050      08/15/2024            08/15/2014 A           2,575,601
----------------------------------------------------------------------------------------------------------------------------------
      150,000  NYS DA (Ellis Hospital)                           5.500      08/01/2015            08/01/2007 A             150,197
----------------------------------------------------------------------------------------------------------------------------------
      115,000  NYS DA (Ellis Hospital)                           5.600      08/01/2025            08/01/2006 A             117,055
----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYS DA (Ellis Hospital)                           5.625      08/01/2035 1          08/01/2007 A             178,061
----------------------------------------------------------------------------------------------------------------------------------
      125,000  NYS DA (Episcopal Health)                         5.900      08/01/2020 1          08/01/2006 A             125,146
----------------------------------------------------------------------------------------------------------------------------------
      340,000  NYS DA (Fairport Baptist Homes)                   6.000      02/01/2037            02/01/2007 A             350,224
----------------------------------------------------------------------------------------------------------------------------------
      150,000  NYS DA
               (FNHC/KR/MMWNHC Obligated Group)                  5.500      07/01/2010 1          07/01/2007 A             151,640
----------------------------------------------------------------------------------------------------------------------------------
      405,000  NYS DA
               (FNHC/KR/MMWNHC Obligated Group)                  5.750      07/01/2017            01/01/2007 A             409,528
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (Fordham University)                       5.000      07/01/2028            07/01/2008 A              30,423
----------------------------------------------------------------------------------------------------------------------------------
    3,835,000  NYS DA (Frances Schervier Home &
               Hospital Obligated Group)                         5.500      07/01/2017 1          07/01/2007 A           3,960,289
----------------------------------------------------------------------------------------------------------------------------------
   10,055,000  NYS DA (Frances Schervier Home &
               Hospital Obligated Group) 3                       5.500      07/01/2027 1          07/01/2007 A          10,405,115
----------------------------------------------------------------------------------------------------------------------------------
      240,000  NYS DA (Frances Schervier Home &
               Hospital Obligated Group)                         5.500      07/01/2027 1          07/01/2007 A             247,877
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS DA (German Masonic Home)                      5.950      08/01/2026 1          08/01/2008 A              51,061
----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYS DA (German Masonic Home)                      6.000      08/01/2036            08/01/2006 A              76,597
----------------------------------------------------------------------------------------------------------------------------------
      470,000  NYS DA
               (Grace Manor Health Care Facility)                6.150      07/01/2018            01/01/2007 A             480,232
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA (Hamilton College)                         5.125      07/01/2016            07/01/2009 A              15,615


                33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,000,000  NYS DA (Health Center/BFCC/USBFCC
               Obligated Group)                                  5.000%     11/15/2019            11/15/2011 A      $    1,027,670
----------------------------------------------------------------------------------------------------------------------------------
    2,010,000  NYS DA
               (Highland Community Devel. Corp.)                 5.500      07/01/2023            07/16/2008 C           2,017,417
----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYS DA (Hospital for Special Surgery)             5.000      02/01/2018            02/01/2008 A              76,601
----------------------------------------------------------------------------------------------------------------------------------
      140,000  NYS DA (Hospital for Special Surgery)             5.000      02/01/2028            02/01/2008 A             141,938
----------------------------------------------------------------------------------------------------------------------------------
   13,565,000  NYS DA (Hospital)                                 6.450      08/15/2024            08/15/2012 A          15,127,688
----------------------------------------------------------------------------------------------------------------------------------
    2,255,000  NYS DA
               (Hunts Point Multi-Service Center)                5.625      07/01/2022            01/01/2008 A           2,350,770
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (Ideal Senior Living Center Hsg.)          5.900      08/01/2026            08/01/2006 A             101,139
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA (Ideal Senior Living Center Hsg.)          5.900      08/01/2026            08/01/2006 A           1,011,650
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS DA (Interfaith Medical Center)                5.300      02/15/2019            02/15/2008 A              51,326
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Interfaith Medical Center)                5.400      02/15/2028            02/15/2008 A              20,697
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA
               (John T. Mather Memorial Hospital)                5.250      07/01/2015            01/01/2007 A              35,722
----------------------------------------------------------------------------------------------------------------------------------
      115,000  NYS DA
               (John T. Mather Memorial Hospital)                5.375      07/01/2019            07/01/2008 A             117,401
----------------------------------------------------------------------------------------------------------------------------------
    1,585,000  NYS DA
               (John T. Mather Memorial Hospital)                5.750      07/01/2025            01/01/2007 A           1,618,935
----------------------------------------------------------------------------------------------------------------------------------
    3,910,000  NYS DA (Kaleida Health)                           5.050      02/15/2025            02/15/2014 A           3,989,842
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS DA (L.I. Jewish Medical Center)               5.000      07/01/2018            07/01/2008 A              50,674
----------------------------------------------------------------------------------------------------------------------------------
      175,000  NYS DA (L.I. Jewish Medical Center)               5.000      07/01/2025            07/01/2008 A             178,773
----------------------------------------------------------------------------------------------------------------------------------
    1,020,000  NYS DA (L.I. University)                          5.125      09/01/2010            09/01/2010             1,062,493
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA (L.I. University)                          5.500      09/01/2010            09/01/2006 A              15,328
----------------------------------------------------------------------------------------------------------------------------------
    6,375,000  NYS DA (L.I. University) 3                        5.500      09/01/2026            09/01/2006 A           6,518,183
----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYS DA (Lakeside Home)                            6.000      02/01/2037            02/01/2007 A             257,558
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Le Moyne College)                         5.000      07/01/2009            01/01/2007 A              10,008
----------------------------------------------------------------------------------------------------------------------------------
      725,000  NYS DA (Le Moyne College)                         5.000      07/01/2018            01/01/2007 A             725,493
----------------------------------------------------------------------------------------------------------------------------------
    1,100,000  NYS DA (Leake & Watts Services)                   5.000      07/01/2023            07/01/2014 A           1,125,113
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA
               (Lenox Hill Hospital Obligated Group)             5.750      07/01/2016            07/01/2012 A              10,255
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYS DA
               (Lenox Hill Hospital Obligated Group)             5.750      07/01/2017            07/01/2012 A           2,045,760
----------------------------------------------------------------------------------------------------------------------------------
      420,000  NYS DA (Long Beach Medical Center)                5.550      08/01/2015            02/01/2007 A             423,553
----------------------------------------------------------------------------------------------------------------------------------
      565,000  NYS DA (Long Beach Medical Center)                5.625      08/01/2022            08/01/2006 A             574,944
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA (Long Island University)                   5.500      09/01/2020            09/01/2006 A           1,022,160
----------------------------------------------------------------------------------------------------------------------------------
    2,200,000  NYS DA (Maimonides Medical Center)                5.750      08/01/2024            02/01/2007             2,247,278
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA (March of Dimes)                           5.600      07/01/2012            01/01/2007 A              15,020
----------------------------------------------------------------------------------------------------------------------------------
    3,235,000  NYS DA (Master BOCES Program)                     5.000      08/15/2023            08/15/2014 A           3,322,830
----------------------------------------------------------------------------------------------------------------------------------
      615,000  NYS DA (Master BOCES Program)                     5.250      08/15/2023            08/15/2013 A             648,530
----------------------------------------------------------------------------------------------------------------------------------
      125,000  NYS DA (Menorah Campus)                           6.100      02/01/2037            02/01/2007 A             128,874
----------------------------------------------------------------------------------------------------------------------------------
      420,000  NYS DA (Mental Health Services Facilities)        5.000      02/15/2023            08/15/2008 A             430,181
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYS DA (Mental Health Services Facilities)        5.000      02/15/2025            02/15/2015 A           2,052,740


                   34 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     220,000  NYS DA (Mental Health Services Facilities)        5.000%     02/15/2029            02/15/2009 A      $      222,658
----------------------------------------------------------------------------------------------------------------------------------
      460,000  NYS DA (Mental Health Services Facilities)        5.250      02/15/2018            02/15/2007 A             472,742
----------------------------------------------------------------------------------------------------------------------------------
      225,000  NYS DA (Mental Health Services Facilities)        5.250      02/15/2023            02/15/2014 A             235,114
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Mental Health Services Facilities)        5.375      02/15/2026            08/15/2006 A              25,440
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Mental Health Services Facilities)        5.500      08/15/2017            02/15/2007 A              25,691
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (Mental Health Services Facilities)        5.625      02/15/2021            02/15/2007 A              41,245
----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYS DA (Mental Health Services Facilities)        5.625      02/15/2021            02/15/2007 A              66,853
----------------------------------------------------------------------------------------------------------------------------------
      450,000  NYS DA (Mental Health Services Facilities)        5.750      08/15/2011            02/15/2007 E             463,257
----------------------------------------------------------------------------------------------------------------------------------
      120,000  NYS DA (Mental Health Services Facilities)        5.750      08/15/2012            02/15/2007 A             123,574
----------------------------------------------------------------------------------------------------------------------------------
       95,000  NYS DA (Mental Health Services Facilities)        5.750      02/15/2027            02/15/2007 A              98,048
----------------------------------------------------------------------------------------------------------------------------------
    5,325,000  NYS DA (Mental Health)                            5.000      02/15/2023            02/15/2015 A           5,480,703
----------------------------------------------------------------------------------------------------------------------------------
      285,000  NYS DA (Mental Health)                            5.250      08/15/2024            08/15/2009 A             297,018
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Mental Health)                            5.750      08/15/2012            02/15/2007 A              20,596
----------------------------------------------------------------------------------------------------------------------------------
      750,000  NYS DA (Millard Fillmore Hospital)                5.375      02/01/2017            08/01/2006 A             776,393
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS DA (Millard Fillmore Hospital)                5.375      02/01/2032            08/01/2006 A              51,726
----------------------------------------------------------------------------------------------------------------------------------
    5,360,000  NYS DA
               (Miriam Osborn Memorial Home Assoc.)              6.875      07/01/2019 1          07/01/2010 A           5,895,732
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA (Montefiore Medical Center)                5.000      02/01/2022            02/01/2015 A           1,028,430
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYS DA (Montefiore Medical Center)                5.000      08/01/2023            02/01/2015 A           5,142,150
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (Montefiore Medical Center)                5.250      08/01/2019            08/01/2010 A              35,541
----------------------------------------------------------------------------------------------------------------------------------
      350,000  NYS DA (Montefiore Medical Center)                5.500      08/01/2038            08/01/2009 A             366,419
----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYS DA
               (Mount Sinai School of Medicine)                  5.000      07/01/2015            01/01/2007 A              75,037
----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYS DA
               (Mount Sinai School of Medicine)                  5.000      07/01/2016            01/01/2007 A              70,076
----------------------------------------------------------------------------------------------------------------------------------
      940,000  NYS DA
               (Mount Sinai School of Medicine)                  5.000      07/01/2021            01/01/2007 A             940,677
----------------------------------------------------------------------------------------------------------------------------------
    6,500,000  NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                            6.500      07/01/2017            07/01/2010 A           6,956,755
----------------------------------------------------------------------------------------------------------------------------------
    1,750,000  NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                            6.750      07/01/2020            07/01/2010 A           1,884,768
----------------------------------------------------------------------------------------------------------------------------------
    5,770,000  NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group) RITES                      8.019 5    07/01/2015            07/01/2010 A           6,617,902
----------------------------------------------------------------------------------------------------------------------------------
    5,665,000  NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group) RITES                      8.019 5    07/01/2016            07/01/2010 A           6,482,516
----------------------------------------------------------------------------------------------------------------------------------
    1,750,000  NYS DA (Mt. Sinai/NYU Health)                     5.500      07/01/2026            07/01/2008 A           1,764,315
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Municipal Health Facilities)              5.000      01/15/2023            01/15/2009 A              25,607
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Municipal Health Facilities)              5.500      05/15/2016            11/15/2006 A              20,423
----------------------------------------------------------------------------------------------------------------------------------
      320,000  NYS DA (Municipal Health Facilities)              5.500      05/15/2024            11/15/2006 A             326,794
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (New York Medical College)                 5.000      07/01/2021            07/01/2008 A             102,558
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Niagara Lutheran Devel.)                  5.450      08/01/2017            08/01/2007 A              10,360
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA
               (NIH/SNCH/WUH Obligated Group)                    6.000      07/01/2024            07/01/2009 A              42,715


                   35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   4,200,000  NYS DA (North General Hospital)                   5.750%     02/15/2019            02/15/2013 A      $    4,533,816
----------------------------------------------------------------------------------------------------------------------------------
    3,750,000  NYS DA (North General Hospital)                   5.750      02/15/2020            02/15/2013 A           4,052,513
----------------------------------------------------------------------------------------------------------------------------------
       60,000  NYS DA (North Shore University Hospital)          5.000      11/01/2023            11/01/2008 A              61,496
----------------------------------------------------------------------------------------------------------------------------------
   19,000,000  NYS DA (North Shore University Hospital)          5.200      11/01/2017            11/01/2008 A          19,639,730
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (Northeast Parent & Child)                 5.500      07/01/2018            07/01/2009 A              42,136
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (NY & Presbyterian Hospital)               5.000      02/01/2019            02/01/2008 A              10,214
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (NY Downtown Hospital)                     5.300      02/15/2020            02/15/2008 A              30,794
----------------------------------------------------------------------------------------------------------------------------------
    1,385,000  NYS DA (NY Hospital Medical Center)               5.550      08/15/2029 1          08/15/2009 A           1,454,762
----------------------------------------------------------------------------------------------------------------------------------
    1,045,000  NYS DA (Nyack Hospital)                           6.000      07/01/2006            07/01/2006             1,044,990
----------------------------------------------------------------------------------------------------------------------------------
    2,325,000  NYS DA (Nyack Hospital)                           6.250      07/01/2013            05/10/2009 B           2,283,011
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (Our Lady of Consolation
               Geriatric Care Center)                            5.900      08/01/2020            08/01/2006 A              40,685
----------------------------------------------------------------------------------------------------------------------------------
      270,000  NYS DA (Our Lady of Consolation
               Geriatric Care Center)                            6.050      08/01/2035            08/01/2006 A             275,405
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYS DA (Park Ridge Hsg.)                          6.375      08/01/2020 1          08/01/2010 A           2,135,820
----------------------------------------------------------------------------------------------------------------------------------
    1,595,000  NYS DA (Park Ridge Hsg.)                          6.500      08/01/2025 1          08/01/2010 A           1,699,951
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (Pratt Institute)                          6.000      07/01/2024            07/01/2010 A             106,970
----------------------------------------------------------------------------------------------------------------------------------
    3,680,000  NYS DA (Providence Rest)                          5.000      07/01/2021            07/01/2015 A           3,744,069
----------------------------------------------------------------------------------------------------------------------------------
    1,250,000  NYS DA (Providence Rest)                          5.125      07/01/2030            07/01/2015 A           1,268,450
----------------------------------------------------------------------------------------------------------------------------------
       95,000  NYS DA (Resurrection Rest Home
               Castleton on Hudson)                              6.050      08/01/2035 1          08/01/2006 A              96,902
----------------------------------------------------------------------------------------------------------------------------------
    8,330,000  NYS DA (Rochester General Hospital)               5.000      12/01/2025            12/01/2015 A           8,476,858
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS DA
               (Rochester Institute of Technology)               5.250      07/01/2025            07/01/2012 A              52,288
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Rockefeller University)                   5.000      07/01/2028            07/01/2008 A              20,282
----------------------------------------------------------------------------------------------------------------------------------
    5,100,000  NYS DA
               (Ryan-Clinton Community Health Center)            6.100      07/01/2019 1          01/01/2010 A           5,468,577
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  NYS DA (School District Financing)                5.750      10/01/2022 1          10/01/2012 A           5,456,400
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA
               (SCSMC/SV/CHSLI Obligated Group)                  5.750      07/01/2020            07/01/2010 A              15,597
----------------------------------------------------------------------------------------------------------------------------------
   15,000,000  NYS DA
               (SCSMC/SV/CHSLI Obligated Group)                  6.500      07/01/2020 1          07/01/2010 A          16,136,250
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Service Contract)                         5.250      07/01/2019            07/01/2007 A              25,527
----------------------------------------------------------------------------------------------------------------------------------
   15,480,000  NYS DA (SFH/GSHMC/MMC/SCHRC
               Obligated Group)                                  5.000      07/01/2021            07/01/2014 A          15,596,719
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (Skidmore College)                         5.000      07/01/2028            07/01/2008 A              35,494
----------------------------------------------------------------------------------------------------------------------------------
      200,000  NYS DA (Southside Hospital)                       5.000      02/15/2018            02/15/2008 A             203,200
----------------------------------------------------------------------------------------------------------------------------------
       65,000  NYS DA (Special Act School Districts)             5.625      07/01/2009            01/01/2007 A              65,736
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS DA (Special Act School Districts)             5.700      07/01/2010            01/01/2007 A               5,057
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA (Special Act School Districts)             5.750      07/01/2011            01/01/2007 A              10,114
----------------------------------------------------------------------------------------------------------------------------------
      320,000  NYS DA (Special Act School Districts)             5.875      07/01/2013            01/01/2007 A             323,690
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS DA (Special Act School Districts)             6.000      07/01/2016            01/01/2007 A              15,175


                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     460,000  NYS DA (Special Act School Districts)             6.000%     07/01/2019            01/01/2007 A      $      465,405
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (St. Barnabas Hospital)                    5.450      08/01/2035            08/01/2007 A             102,545
----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYS DA (St. Charles Hospital and
               Rehabilitation Center)                            5.500      07/01/2022            07/01/2009 A              78,733
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (St. Clare's Hospital)                     5.300      02/15/2019            02/15/2008 A              31,025
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (St. Francis Hospital)                     5.500      07/01/2029            07/01/2009 A             104,745
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (St. John's Health Care Corp.)             6.250      02/01/2036            08/01/2006 A              25,880
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (St. John's University)                    5.250      07/01/2018            07/01/2008 A              20,689
----------------------------------------------------------------------------------------------------------------------------------
      905,000  NYS DA (St. John's University)                    5.250      07/01/2025            07/01/2008 A             933,689
----------------------------------------------------------------------------------------------------------------------------------
    2,880,000  NYS DA (St. John's University)                    5.600      07/01/2016            01/01/2007 A           2,941,344
----------------------------------------------------------------------------------------------------------------------------------
    5,005,000  NYS DA
               (St. Joseph's Hospital Health Center)             5.250      07/01/2018 1          07/01/2007 A           5,166,862
----------------------------------------------------------------------------------------------------------------------------------
    2,005,000  NYS DA (St. Vincent DePaul Residence)             5.300      07/01/2018 1          07/01/2009 A           2,062,644
----------------------------------------------------------------------------------------------------------------------------------
       80,000  NYS DA
               (State University Athletic Facilities)            5.250      07/01/2018            07/01/2008 A              82,754
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS DA
               (State University Educational Facilities)         3.150 6    05/15/2007            05/15/2007                48,289
----------------------------------------------------------------------------------------------------------------------------------
    4,035,000  NYS DA
               (State University Educational Facilities)         5.125      05/15/2021            05/15/2008 A           4,122,842
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000  NYS DA
               (State University Educational Facilities)         5.125      05/15/2021            05/01/2008 A           3,083,430
----------------------------------------------------------------------------------------------------------------------------------
    9,700,000  NYS DA
               (State University Educational Facilities) 3       5.375      05/15/2011            05/15/2008 A          10,013,989
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS DA
               (Staten Island University Hospital)               5.000      07/01/2017            07/01/2008 A              10,200
----------------------------------------------------------------------------------------------------------------------------------
      345,000  NYS DA (Suffern Free Library Assoc.)              5.000      07/01/2020            07/01/2008 A             356,161
----------------------------------------------------------------------------------------------------------------------------------
    3,605,000  NYS DA (Teresian House)                           5.250      07/01/2017            07/01/2007 A           3,686,257
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS DA (The Highlands Living)                     6.600      02/01/2034            08/01/2006 A               5,012
----------------------------------------------------------------------------------------------------------------------------------
    3,665,000  NYS DA (The Rosalind & Joseph Gurwin
               Jewish Geriatric Center of Long Island)           5.400      02/01/2015            02/01/2007 A           3,740,133
----------------------------------------------------------------------------------------------------------------------------------
      170,000  NYS DA (The Rosalind & Joseph Gurwin
               Jewish Geriatric Center of Long Island)           5.700      02/01/2037            02/01/2007 A             175,114
----------------------------------------------------------------------------------------------------------------------------------
    2,090,000  NYS DA (United Cerebral Palsy Assoc. of
               Nassau County)                                    5.500      07/01/2024            08/01/2006 A           2,134,496
----------------------------------------------------------------------------------------------------------------------------------
    1,250,000  NYS DA
               (United Cerebral Palsy Assoc. of NYC)             5.750      07/01/2018 1          07/01/2012 A           1,368,213
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (United Health Services)                   5.500      08/01/2017            02/01/2010 A              20,034
----------------------------------------------------------------------------------------------------------------------------------
      265,000  NYS DA (University of Rochester)                  5.000      07/01/2027            07/01/2008 A             269,349
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Upstate Community Colleges)               5.000      07/01/2028            07/01/2009 A              20,314
----------------------------------------------------------------------------------------------------------------------------------
    1,905,000  NYS DA (Upstate Community Colleges)               5.125      07/01/2021            07/01/2014 A           1,964,246
----------------------------------------------------------------------------------------------------------------------------------
    1,165,000  NYS DA (Upstate Community Colleges)               5.125      07/01/2022            07/01/2014 A           1,199,670
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (Upstate Community Colleges)               5.875      07/01/2016 1          07/01/2007 A              36,412
----------------------------------------------------------------------------------------------------------------------------------
      195,000  NYS DA (Vassar College)                           5.000      07/01/2025            07/01/2007 A             197,406
----------------------------------------------------------------------------------------------------------------------------------


                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      25,000  NYS DA (W.K. Nursing Home)                        6.050%     02/01/2026            08/01/2006 A      $       25,539
----------------------------------------------------------------------------------------------------------------------------------
    2,445,000  NYS DA (W.K. Nursing Home)                        6.125      02/01/2036            08/01/2006 A           2,519,132
----------------------------------------------------------------------------------------------------------------------------------
      655,000  NYS DA (Wesley Gardens)                           6.125      08/01/2035            08/01/2006 A             669,109
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYS DA (Willow Towers)                            5.250      02/01/2022            08/01/2012 A             523,700
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA
               (Wyckoff Heights Medical Center)                  5.200      02/15/2014            02/15/2008 A           1,030,480
----------------------------------------------------------------------------------------------------------------------------------
    1,020,000  NYS DA
               (Wyckoff Heights Medical Center)                  5.300      08/15/2021            02/15/2008 A           1,054,955
----------------------------------------------------------------------------------------------------------------------------------
   50,500,000  NYS DA RITES                                      3.663 5    08/15/2025            08/15/2015 A          50,231,845
----------------------------------------------------------------------------------------------------------------------------------
    5,680,000  NYS DA ROLs                                       4.125 5    07/01/2016            07/01/2016             5,469,954
----------------------------------------------------------------------------------------------------------------------------------
    2,230,000  NYS DA Service Contract (CCFDP)                   5.375      04/01/2020            04/01/2012 A           2,326,046
----------------------------------------------------------------------------------------------------------------------------------
    2,350,000  NYS DA Service Contract (CCFDP)                   5.375      04/01/2021            04/01/2012 A           2,450,016
----------------------------------------------------------------------------------------------------------------------------------
      140,000  NYS DA, Series B                                  5.500      08/15/2017            02/15/2007 A             144,136
----------------------------------------------------------------------------------------------------------------------------------
      275,000  NYS DA, Series B                                  5.625      02/15/2021            02/15/2007 A             283,412
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS EFC                                           5.600      09/15/2013            09/15/2006 A              15,020
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS EFC                                           5.650      02/15/2017            08/15/2007 A           1,039,930
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS EFC (Clean Water & Drinking
               Revolving Funds)                                  5.000      06/15/2019            06/15/2008 A              15,383
----------------------------------------------------------------------------------------------------------------------------------
    3,185,000  NYS EFC (Clean Water & Drinking
               Revolving Funds)                                  5.000      06/15/2019            06/15/2008 A           3,269,944
----------------------------------------------------------------------------------------------------------------------------------
      500,000  NYS EFC (L.I. Water Corp.)                        5.250      08/01/2027            08/01/2006 A             500,305
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS EFC (NYC Municipal Water
               Finance Authority)                                5.875      06/15/2014            12/15/2006 A              10,439
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS EFC (NYS Water Services)                      5.700      07/15/2012            01/15/2007 A              25,534
----------------------------------------------------------------------------------------------------------------------------------
      135,000  NYS EFC (NYS Water Services)                      6.500      03/15/2007            09/15/2006 A             135,799
----------------------------------------------------------------------------------------------------------------------------------
    2,015,000  NYS EFC (NYS Water Services)                      6.875      06/15/2010 1          12/15/2006 A           2,034,949
----------------------------------------------------------------------------------------------------------------------------------
    1,705,000  NYS EFC (NYS Water Services)                      6.875      06/15/2014 1          12/15/2006 A           1,709,109
----------------------------------------------------------------------------------------------------------------------------------
      640,000  NYS EFC (NYS Water Services)                      7.250      06/15/2010 1          12/15/2006 A             641,754
----------------------------------------------------------------------------------------------------------------------------------
      930,000  NYS EFC (NYS Water Services)                      7.500      06/15/2012 1          12/15/2006 A             964,773
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS EFC (NYS Water Services)                      7.500      06/15/2012 1          12/15/2006 A              25,860
----------------------------------------------------------------------------------------------------------------------------------
    1,425,000  NYS EFC (Personal Income Tax)                     5.250      01/01/2022            01/01/2013 A           1,501,010
----------------------------------------------------------------------------------------------------------------------------------
    7,300,000  NYS EFC
               (Pilgrim State Sewage Treatment) 3                6.300      03/15/2016            09/15/2006 A           7,414,683
----------------------------------------------------------------------------------------------------------------------------------
       80,000  NYS EFC (Riverbank State Park)                    5.125      04/01/2022            04/01/2007 A              80,656
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS EFC (Riverbank State Park)                    5.500      04/01/2016            04/01/2007 A              20,624
----------------------------------------------------------------------------------------------------------------------------------
      410,000  NYS EFC (Spring Valley Water Company)             5.650      11/01/2023            11/01/2006 A             410,541
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  NYS EFC (Spring Valley Water Company)             6.300      08/01/2024            08/01/2006 A           2,031,420
----------------------------------------------------------------------------------------------------------------------------------
    1,260,000  NYS EFC (State Water Revolving Fund)              5.800      01/15/2014            01/15/2007 A           1,287,027
----------------------------------------------------------------------------------------------------------------------------------
    4,250,000  NYS EFC (Waste Management)                        4.450      07/01/2017            07/01/2009 C           4,227,603
----------------------------------------------------------------------------------------------------------------------------------
    9,205,000  NYS ERDA (Brooklyn Union Gas)                     5.500      01/01/2021            01/01/2008 A           9,400,422
----------------------------------------------------------------------------------------------------------------------------------
  132,575,000  NYS ERDA (Con Ed)                                 4.700      06/01/2036            10/03/2006 A         132,589,583
----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYS ERDA (Corning Natural Gas)                    8.250      12/01/2018            12/01/2006 A              71,253


                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     755,000  NYS ERDA (LILCO)                                  5.150%     03/01/2016            09/01/2006 A      $      755,732
----------------------------------------------------------------------------------------------------------------------------------
    4,450,000  NYS ERDA (LILCO)                                  5.150      03/01/2016            09/01/2006 A           4,455,963
----------------------------------------------------------------------------------------------------------------------------------
    4,135,000  NYS ERDA (LILCO)                                  5.150      03/01/2016            09/01/2006 A           4,149,803
----------------------------------------------------------------------------------------------------------------------------------
    8,725,000  NYS ERDA (LILCO)                                  5.150      03/01/2016            09/01/2006 A           8,756,236
----------------------------------------------------------------------------------------------------------------------------------
    2,065,000  NYS ERDA (NIMO), Series A                         5.150      11/01/2025            11/01/2008 A           2,127,879
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS GO                                            5.000      09/15/2017            09/15/2008 A               5,142
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS GO                                            5.300      07/15/2015            01/15/2007 A               5,055
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS GO                                            5.300      07/15/2017            01/15/2007 A              10,111
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS GO                                            5.500      07/15/2024            01/15/2007 A              20,226
----------------------------------------------------------------------------------------------------------------------------------
      440,000  NYS GO                                            5.875      08/01/2024            08/01/2006 A             447,212
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS GO                                            6.600      12/01/2014            12/01/2006 A              40,449
----------------------------------------------------------------------------------------------------------------------------------
    1,625,000  NYS HFA (Economic Devel. & Hsg.)                  5.250      03/15/2016            03/15/2013 A           1,744,064
----------------------------------------------------------------------------------------------------------------------------------
      600,000  NYS HFA (Fulton Manor)                            6.100      11/15/2025            11/15/2006 A             616,158
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS HFA (General Hsg.)                            6.600      11/01/2006            11/01/2006                20,143
----------------------------------------------------------------------------------------------------------------------------------
      850,000  NYS HFA (Golden Age Apartments)                   5.000      02/15/2037            12/28/2022 B             837,497
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS HFA (Hospital & Nursing Home)                 5.500      11/01/2012            11/01/2006 E               5,373
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS HFA (Hospital & Nursing Home)                 5.875      11/01/2010            11/01/2006 E              15,996
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS HFA (Hospital & Nursing Home)                 5.900      11/01/2010            11/01/2006 E               5,365
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS HFA (Hospital & Nursing Home)                 6.000      11/01/2013            02/01/2008 A              11,071
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS HFA (Hospital & Nursing Home)                 6.000      11/01/2014            11/01/2006 E              39,228
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS HFA (Hospital & Nursing Home)                 6.875      11/01/2009            11/01/2006 E               5,431
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS HFA
               (Loewn Devel. of Wappingers Falls)                5.250      08/15/2019            02/15/2009 A              25,497
----------------------------------------------------------------------------------------------------------------------------------
       70,000  NYS HFA (Meadow Manor)                            7.750      11/01/2019 1          11/01/2006 A              70,224
----------------------------------------------------------------------------------------------------------------------------------
      345,000  NYS HFA (Multifamily Hsg.)                        5.300      08/15/2022            08/15/2012 A             354,795
----------------------------------------------------------------------------------------------------------------------------------
      560,000  NYS HFA (Multifamily Hsg.)                        5.850      08/15/2013 1          08/15/2006 A             562,285
----------------------------------------------------------------------------------------------------------------------------------
       85,000  NYS HFA (Multifamily Hsg.)                        5.950      08/15/2024 1          08/15/2006 A              85,094
----------------------------------------------------------------------------------------------------------------------------------
      185,000  NYS HFA (Multifamily Hsg.)                        6.000      08/15/2027 1          02/15/2008 A             191,710
----------------------------------------------------------------------------------------------------------------------------------
       55,000  NYS HFA (Multifamily Hsg.)                        6.050      08/15/2032            02/15/2007 A              56,288
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS HFA (Multifamily Hsg.)                        6.100      08/15/2016 1          08/15/2008 A           1,017,350
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS HFA (Multifamily Hsg.)                        6.100      08/15/2028            08/15/2006 A              51,060
----------------------------------------------------------------------------------------------------------------------------------
      450,000  NYS HFA (Multifamily Hsg.)                        6.100      11/15/2036            11/15/2006 A             462,506
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS HFA (Multifamily Hsg.)                        6.200      08/15/2012 1          08/15/2006 A              25,028
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS HFA (Multifamily Hsg.)                        6.250      08/15/2014 1          08/15/2006 A               5,010
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS HFA (Multifamily Hsg.)                        6.250      08/15/2014            08/15/2006 A              15,030
----------------------------------------------------------------------------------------------------------------------------------
      150,000  NYS HFA (Multifamily Hsg.)                        6.250      08/15/2023 1          08/15/2006 A             150,149
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS HFA (Multifamily Hsg.)                        6.250      08/15/2023            08/15/2006 A              30,032
----------------------------------------------------------------------------------------------------------------------------------
      340,000  NYS HFA (Multifamily Hsg.)                        6.250      08/15/2025            08/15/2006 A             350,577
----------------------------------------------------------------------------------------------------------------------------------
      135,000  NYS HFA (Multifamily Hsg.)                        6.250      08/15/2027 1          08/15/2006 A             137,869
----------------------------------------------------------------------------------------------------------------------------------
      280,000  NYS HFA (Multifamily Hsg.)                        6.350      08/15/2023 1          08/15/2006 A             282,274
----------------------------------------------------------------------------------------------------------------------------------
      375,000  NYS HFA (Multifamily Hsg.)                        6.450      08/15/2014 1          08/15/2006 A             382,931


                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     400,000  NYS HFA (Multifamily Hsg.)                        6.500%     08/15/2024 1          08/15/2006 A      $      408,308
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS HFA (Multifamily Hsg.)                        6.500      08/15/2024            08/15/2006 A              10,012
----------------------------------------------------------------------------------------------------------------------------------
      515,000  NYS HFA (Multifamily Hsg.)                        6.625      08/15/2012            08/15/2006 A             515,613
----------------------------------------------------------------------------------------------------------------------------------
    1,365,000  NYS HFA (Multifamily Hsg.)                        6.700      08/15/2025 1          08/15/2006 A           1,366,693
----------------------------------------------------------------------------------------------------------------------------------
      450,000  NYS HFA (Multifamily Hsg.)                        6.750      11/15/2036            11/15/2006 A             461,565
----------------------------------------------------------------------------------------------------------------------------------
      230,000  NYS HFA (Multifamily Hsg.)                        6.850      11/01/2019 1          11/01/2006 A             235,357
----------------------------------------------------------------------------------------------------------------------------------
      205,000  NYS HFA (Multifamily Hsg.)                        6.900      08/15/2007 1          08/15/2006 A             205,377
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS HFA (Multifamily Hsg.)                        6.950      08/15/2012 1          08/15/2006 A              30,071
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS HFA (Multifamily Hsg.)                        7.000      08/15/2012            08/15/2006 A             100,185
----------------------------------------------------------------------------------------------------------------------------------
      130,000  NYS HFA (Multifamily Hsg.)                        7.000      08/15/2022            08/15/2006 A             130,241
----------------------------------------------------------------------------------------------------------------------------------
    1,350,000  NYS HFA (Multifamily Hsg.)                        7.050      08/15/2024 1          08/15/2006 A           1,361,556
----------------------------------------------------------------------------------------------------------------------------------
      720,000  NYS HFA (Multifamily Hsg.)                        7.550      11/01/2029            11/01/2006 A             738,317
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS HFA (Nonprofit Hsg.)                          6.200      11/01/2006            11/01/2006                20,123
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS HFA (Nonprofit Hsg.)                          6.200      11/01/2007            11/01/2006 A              15,213
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS HFA (Nonprofit Hsg.)                          6.200      11/01/2008            11/01/2006 A              30,425
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS HFA (Nonprofit Hsg.)                          6.200      11/01/2009            11/01/2006 A               5,071
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS HFA (Nonprofit Hsg.)                          6.200      11/01/2011            11/01/2006 A              50,709
----------------------------------------------------------------------------------------------------------------------------------
       40,000  NYS HFA (Nonprofit Hsg.)                          6.200      11/01/2012            11/01/2006 A              40,592
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS HFA (Nonprofit Hsg.)                          6.200      11/01/2013            11/01/2006 A              25,355
----------------------------------------------------------------------------------------------------------------------------------
        6,000  NYS HFA (Nonprofit Hsg.)                          6.600      11/01/2009            11/01/2006 A               6,128
----------------------------------------------------------------------------------------------------------------------------------
        9,000  NYS HFA (Nonprofit Hsg.)                          6.875      11/01/2010            11/01/2006 A               9,211
----------------------------------------------------------------------------------------------------------------------------------
      380,000  NYS HFA (Nonprofit Hsg.)                          8.400      11/01/2006            11/01/2006               381,129
----------------------------------------------------------------------------------------------------------------------------------
      405,000  NYS HFA (Nonprofit Hsg.)                          8.400      11/01/2007            11/01/2006 A             410,978
----------------------------------------------------------------------------------------------------------------------------------
      445,000  NYS HFA (Nonprofit Hsg.)                          8.400      11/01/2008            11/01/2006 A             451,568
----------------------------------------------------------------------------------------------------------------------------------
    1,435,000  NYS HFA (NYC Health Facilities)                   6.000      05/01/2007            05/01/2007             1,458,778
----------------------------------------------------------------------------------------------------------------------------------
    4,275,000  NYS HFA (NYC Health Facilities)                   6.000      05/01/2008            11/01/2006 A           4,345,538
----------------------------------------------------------------------------------------------------------------------------------
    2,400,000  NYS HFA (Phillips Village)                        7.750      08/15/2017            08/15/2006 A           2,445,840
----------------------------------------------------------------------------------------------------------------------------------
       55,000  NYS HFA (Service Contract)                        5.375      03/15/2023            09/15/2006 A              55,064
----------------------------------------------------------------------------------------------------------------------------------
      190,000  NYS HFA (Service Contract)                        5.500      09/15/2018            03/15/2008 A             196,677
----------------------------------------------------------------------------------------------------------------------------------
    1,860,000  NYS HFA (Service Contract)                        5.500      09/15/2022 1          03/15/2008 A           1,921,640
----------------------------------------------------------------------------------------------------------------------------------
      560,000  NYS HFA (Service Contract)                        6.000      03/15/2026            09/15/2006 A             573,507
----------------------------------------------------------------------------------------------------------------------------------
    1,955,000  NYS HFA (Simeon Dewitt)                           8.000      11/01/2018 1          11/01/2006 A           2,010,718
----------------------------------------------------------------------------------------------------------------------------------
      400,000  NYS HFA (Tiffany Gardens)                         4.500      08/15/2015            03/01/2012 B             396,380
----------------------------------------------------------------------------------------------------------------------------------
      275,000  NYS HFA
               (Wyndham Lawn Home for Children)                  5.900      08/15/2017            02/15/2007 A             284,983
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS HFA, Series A                                 5.800      11/01/2009            11/01/2006 A              51,050
----------------------------------------------------------------------------------------------------------------------------------
      130,000  NYS HFA, Series A                                 5.875      11/01/2010            11/01/2006 A             132,782
----------------------------------------------------------------------------------------------------------------------------------
   12,245,000  NYS HFA, Series A                                 6.100      11/01/2015 1          11/01/2006 A          12,509,614
----------------------------------------------------------------------------------------------------------------------------------
    6,605,000  NYS HFA, Series A 3                               6.125      11/01/2020 1          11/01/2006 A           6,748,659
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS LGAC                                          4.875      04/01/2020            04/01/2008 A              50,715
----------------------------------------------------------------------------------------------------------------------------------
       35,000  NYS LGAC                                          5.000      04/01/2021            04/01/2008 A              35,827


                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      80,000  NYS LGAC                                          5.375%     04/01/2016            04/01/2007 A      $       81,663
----------------------------------------------------------------------------------------------------------------------------------
      105,000  NYS LGAC                                          5.375      04/01/2019            04/01/2007 A             107,258
----------------------------------------------------------------------------------------------------------------------------------
   11,415,000  NYS LGAC 3                                        5.400      04/01/2015            04/01/2007 A          11,650,149
----------------------------------------------------------------------------------------------------------------------------------
      310,000  NYS LGSC (SCSB) 2                                 6.375      12/15/2009            06/22/2008 B             316,042
----------------------------------------------------------------------------------------------------------------------------------
    2,330,000  NYS Medcare (FHA Insured Mtg.)                    6.050      02/15/2015            08/15/2006 A           2,378,161
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS Medcare (FHA Insured Mtg.)                    6.150      02/15/2035            08/15/2006 A              50,578
----------------------------------------------------------------------------------------------------------------------------------
      250,000  NYS Medcare (FHA Insured Mtg.)                    6.200      02/15/2035            08/15/2006 A             255,393
----------------------------------------------------------------------------------------------------------------------------------
      695,000  NYS Medcare (Healthcare)                          6.350      11/01/2014 1          11/01/2006 A             702,576
----------------------------------------------------------------------------------------------------------------------------------
      100,000  NYS Medcare (Hospital & Nursing Home)             5.400      08/15/2033 1          08/15/2006 A             100,110
----------------------------------------------------------------------------------------------------------------------------------
       10,000  NYS Medcare (Hospital & Nursing Home)             6.100      08/15/2015            08/15/2006 A              10,215
----------------------------------------------------------------------------------------------------------------------------------
      825,000  NYS Medcare (Hospital & Nursing Home)             6.125      02/15/2015            08/15/2006 A             834,537
----------------------------------------------------------------------------------------------------------------------------------
    1,025,000  NYS Medcare (Hospital & Nursing Home)             6.200      08/15/2013            08/15/2006 A           1,026,640
----------------------------------------------------------------------------------------------------------------------------------
      105,000  NYS Medcare (Hospital & Nursing Home)             6.200      08/15/2022            08/15/2006 A             105,824
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS Medcare (Hospital & Nursing Home)             6.200      08/15/2022            08/15/2006 A              20,040
----------------------------------------------------------------------------------------------------------------------------------
    1,200,000  NYS Medcare (Hospital & Nursing Home)             6.300      08/15/2023            08/15/2006 A           1,202,136
----------------------------------------------------------------------------------------------------------------------------------
      315,000  NYS Medcare (Hospital & Nursing Home)             7.000      08/15/2032            08/15/2006 A             316,950
----------------------------------------------------------------------------------------------------------------------------------
      235,000  NYS Medcare (Hospital & Nursing Home)             7.400      11/01/2016 1          11/01/2006 A             235,743
----------------------------------------------------------------------------------------------------------------------------------
      300,000  NYS Medcare (Hospital & Nursing Home)             9.375      11/01/2016 1          11/01/2006 A             311,550
----------------------------------------------------------------------------------------------------------------------------------
      140,000  NYS Medcare (Hospital & Nursing Home)            10.000      11/01/2006 1          11/01/2006               140,769
----------------------------------------------------------------------------------------------------------------------------------
      145,000  NYS Medcare (Insured Mtg. Nursing)                6.150      02/15/2025            08/15/2006 A             146,676
----------------------------------------------------------------------------------------------------------------------------------
       85,000  NYS Medcare
               (Montefiore Medical Center)                       5.700      02/15/2012            08/15/2006 A              85,847
----------------------------------------------------------------------------------------------------------------------------------
    6,820,000  NYS Medcare
               (Montefiore Medical Center)                       5.750      02/15/2015            02/15/2007 A           6,867,058
----------------------------------------------------------------------------------------------------------------------------------
    8,110,000  NYS Medcare
               (Montefiore Medical Center)                       5.750      02/15/2025 1          08/15/2006 A           8,138,547
----------------------------------------------------------------------------------------------------------------------------------
      455,000  NYS Medcare
               (Montefiore Medical Center)                       6.000      02/15/2035            08/15/2006 A             460,314
----------------------------------------------------------------------------------------------------------------------------------
       25,000  NYS Medcare (St. Peter's Hospital)                5.250      11/01/2007            11/01/2006 A              25,024
----------------------------------------------------------------------------------------------------------------------------------
      275,000  NYS Medcare (St. Peter's Hospital)                5.375      11/01/2020            11/01/2006 A             276,634
----------------------------------------------------------------------------------------------------------------------------------
   10,710,000  NYS Municipal Bond Bank Agency
               (Special School Purpose)                          5.250      12/01/2019            06/01/2013 A          11,205,338
----------------------------------------------------------------------------------------------------------------------------------
    5,500,000  NYS Municipal Bond Bank Agency
               (Special School Purpose)                          5.250      06/01/2021            06/01/2013 A           5,738,095
----------------------------------------------------------------------------------------------------------------------------------
    2,930,000  NYS Municipal Bond Bank Agency
               (Special School Purpose)                          5.500      06/01/2015            06/01/2013 A           3,141,663
----------------------------------------------------------------------------------------------------------------------------------
        5,000  NYS Power Authority                               5.875      01/01/2010            01/01/2007 A               5,173
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS Thruway Authority                             5.000      04/01/2017            04/01/2007 A              20,458
----------------------------------------------------------------------------------------------------------------------------------
       15,000  NYS Thruway Authority                             5.250      04/01/2012            04/01/2008 A              15,479
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS Thruway Authority                             5.250      04/01/2015            04/01/2008 A              20,615
----------------------------------------------------------------------------------------------------------------------------------
    1,230,000  NYS Thruway Authority                             6.000      04/01/2012            04/01/2007 A           1,272,595
----------------------------------------------------------------------------------------------------------------------------------
   13,655,000  NYS Thruway Authority ROLs                        3.871 5    01/01/2015            01/01/2015            13,296,556


                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   1,015,000  NYS Thruway Authority Service Contract
               (Highway & Bridge)                                6.000%     04/01/2011            04/01/2007 A      $    1,050,149
----------------------------------------------------------------------------------------------------------------------------------
    1,330,000  NYS Thruway Authority Service Contract
               (Highway & Bridge)                                6.000      04/01/2011            04/01/2007 A           1,377,282
----------------------------------------------------------------------------------------------------------------------------------
    5,170,000  NYS Thruway Authority Service Contract
               (Highway & Bridge)                                6.000      04/01/2012            04/01/2007 A           5,353,794
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS Thruway Authority, Series A                   5.000      04/01/2023            04/01/2014 A           1,029,380
----------------------------------------------------------------------------------------------------------------------------------
       55,000  NYS Thruway Authority, Series B                   5.250      04/01/2014            04/01/2008 A              56,691
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS Thruway Authority, Series C                   5.250      04/01/2015            04/01/2008 A              20,689
----------------------------------------------------------------------------------------------------------------------------------
      375,000  NYS Thruway Authority, Series E                   5.000      01/01/2025            01/01/2008 A             382,849
----------------------------------------------------------------------------------------------------------------------------------
    3,550,000  NYS Thruway Authority, Series E                   5.000      01/01/2025            01/01/2008 A           3,624,302
----------------------------------------------------------------------------------------------------------------------------------
      585,000  NYS Thruway Authority, Series E                   5.250      01/01/2015            01/01/2008 A             600,988
----------------------------------------------------------------------------------------------------------------------------------
       20,000  NYS UDC (Correctional Facilities)                 5.000      01/01/2014            01/01/2008 A              20,654
----------------------------------------------------------------------------------------------------------------------------------
      370,000  NYS UDC (Correctional Facilities)                 5.000      01/01/2019            01/01/2008 A             375,754
----------------------------------------------------------------------------------------------------------------------------------
       75,000  NYS UDC (Correctional Facilities)                 5.000      01/01/2020 1          01/01/2008 A              77,169
----------------------------------------------------------------------------------------------------------------------------------
       50,000  NYS UDC (Correctional Facilities)                 5.000      01/01/2020            01/01/2008 A              50,713
----------------------------------------------------------------------------------------------------------------------------------
       30,000  NYS UDC (Correctional Facilities)                 5.890 6    01/01/2007            01/01/2007                29,416
----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  NYS UDC (Personal Income Tax)                     5.250      03/15/2034            03/15/2014 A          10,410,500
----------------------------------------------------------------------------------------------------------------------------------
    2,400,000  NYS UDC (Senior Lien)                             5.375      07/01/2022            01/01/2007 A           2,450,832
----------------------------------------------------------------------------------------------------------------------------------
   16,870,000  NYS UDC (Senior Lien)                             5.500      07/01/2016 1          01/01/2007 A          17,227,644
----------------------------------------------------------------------------------------------------------------------------------
  100,210,000  NYS UDC (South Mall) CAB                          5.550 6    01/01/2011            11/03/2008 B          76,174,632
----------------------------------------------------------------------------------------------------------------------------------
      725,000  NYS UDC (South Mall) CAB                          5.800 6    01/01/2011            11/03/2008 B             550,464
----------------------------------------------------------------------------------------------------------------------------------
      810,000  NYS UDC (South Mall) CAB                          5.900 6    01/01/2011            11/03/2008 B             615,001
----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  NYS UDC (Subordinated Lien)                       5.125      07/01/2020            07/01/2014 A           4,148,760
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  NYS UDC (Subordinated Lien)                       5.125      07/01/2021            07/01/2014 A           1,034,480
----------------------------------------------------------------------------------------------------------------------------------
    4,725,000  NYS UDC (Subordinated Lien)                       5.500      07/01/2016            07/01/2008 A           4,824,225
----------------------------------------------------------------------------------------------------------------------------------
    6,415,000  NYS UDC (Subordinated Lien)                       5.500      07/01/2022 1          01/01/2007 A           6,549,138
----------------------------------------------------------------------------------------------------------------------------------
    5,420,000  NYS UDC (Subordinated Lien)                       5.500      07/01/2026            01/01/2007 A           5,534,687
----------------------------------------------------------------------------------------------------------------------------------
    6,720,000  NYS UDC (Subordinated Lien)                       5.600      07/01/2026 1          01/01/2007 A           6,860,851
----------------------------------------------------------------------------------------------------------------------------------
       70,000  Oneida County GO                                  5.400      03/15/2011            09/15/2006 A              70,209
----------------------------------------------------------------------------------------------------------------------------------
      510,000  Oneida County IDA (Bonide Products)               5.750      11/01/2007            01/17/2007 B             509,449
----------------------------------------------------------------------------------------------------------------------------------
    2,285,000  Oneida County IDA (Faxton Hospital)               6.625      01/01/2015 1          01/01/2010 A           2,470,702
----------------------------------------------------------------------------------------------------------------------------------
      600,000  Oneida County IDA (Presbyterian Home)             6.100      06/01/2020            06/01/2010 A             636,606
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Oneida County IDA (Presbyterian Home)             6.250      06/01/2015            06/01/2010 A           1,067,180
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Oneida Healthcare Corp.
               (Oneida Health Systems)                           5.300      02/01/2021            02/01/2011 A              51,767
----------------------------------------------------------------------------------------------------------------------------------
    3,895,000  Oneida Healthcare Corp.
               (Oneida Health Systems)                           5.500      02/01/2016 1          02/01/2011 A           4,085,232
----------------------------------------------------------------------------------------------------------------------------------
      195,000  Onondaga County IDA
               (Coltec Industries)                               7.250      06/01/2008 1          12/01/2006 A             197,490
----------------------------------------------------------------------------------------------------------------------------------
      365,000  Onondaga County IDA
               (Coltec Industries)                               9.875      10/01/2010            10/01/2006 A             366,657
----------------------------------------------------------------------------------------------------------------------------------


                42 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   2,605,000  Onondaga County IDA
               (Le Moyne College)                                5.000%         12/01/2012        07/22/2010 D       $   2,664,003
----------------------------------------------------------------------------------------------------------------------------------
      920,000  Onondaga County IDA
               (Le Moyne College)                                5.500          03/01/2014        03/01/2009 A             949,900
----------------------------------------------------------------------------------------------------------------------------------
   26,615,000  Onondaga County Res Rec                           5.000          05/01/2010        08/24/2008 B          26,347,253
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Ontario County GO                                 5.550          08/15/2009        08/15/2006 A              25,049
----------------------------------------------------------------------------------------------------------------------------------
      210,000  Orange County IDA (Glen Arden)                    5.350          01/01/2007        01/01/2007               210,494
----------------------------------------------------------------------------------------------------------------------------------
      230,000  Orange County IDA (Glen Arden)                    5.400          01/01/2008        01/01/2008               231,580
----------------------------------------------------------------------------------------------------------------------------------
       40,000  Orange County IDA
               (Orange Mental Retardation Properties)            6.000          05/01/2008        11/01/2006 A              40,853
----------------------------------------------------------------------------------------------------------------------------------
       60,000  Orange County IDA
               (Orange Mental Retardation Properties)            6.125          05/01/2016 1      11/01/2006 A              61,259
----------------------------------------------------------------------------------------------------------------------------------
    5,065,000  Orange County IDA (St. Luke's Cornwall
               Hospital Obligated Group)                         6.000          12/01/2016 1      12/01/2011 A           5,523,737
----------------------------------------------------------------------------------------------------------------------------------
    1,920,000  Orange County IDA (St. Luke's Cornwall
               Hospital Obligated Group)                         6.000          12/01/2016 1      12/01/2011 A           2,093,894
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Oswego County IDA (Seneca Hill Manor)             5.650          08/01/2037        08/01/2007 A             258,625
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Oswego GO                                         5.600          01/15/2011        01/15/2007 A              25,224
----------------------------------------------------------------------------------------------------------------------------------
      575,000  Otsego County IDA
               (Mary Imogene Bassett Hospital)                   5.350          11/01/2020        11/01/2008 A             598,454
----------------------------------------------------------------------------------------------------------------------------------
       35,000  Oyster Bay GO                                     5.000          12/01/2018        12/01/2006 A              35,455
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Philadelphia, NY GO                               7.500          12/15/2009        12/15/2009                55,497
----------------------------------------------------------------------------------------------------------------------------------
   21,985,000  Port Authority NY/NJ (Delta Air Lines) 2          6.950          06/01/2008        06/01/2008            21,768,008
----------------------------------------------------------------------------------------------------------------------------------
   62,505,000  Port Authority NY/NJ
               (JFK International Air Terminal)                  5.750          12/01/2022 1      12/01/2007 A          65,148,336
----------------------------------------------------------------------------------------------------------------------------------
   26,435,000  Port Authority NY/NJ
               (JFK International Air Terminal)                  5.750          12/01/2025        12/01/2007 A          27,053,315
----------------------------------------------------------------------------------------------------------------------------------
   28,990,000  Port Authority NY/NJ
               (JFK International Air Terminal)                  5.900          12/01/2017 1      12/01/2007 A          30,296,000
----------------------------------------------------------------------------------------------------------------------------------
   24,410,000  Port Authority NY/NJ (KIAC)                       6.750          10/01/2011        10/01/2008 A          24,849,136
----------------------------------------------------------------------------------------------------------------------------------
   27,570,000  Port Authority NY/NJ (KIAC)                       6.750          10/01/2019 1      10/01/2008 A          28,019,942
----------------------------------------------------------------------------------------------------------------------------------
    6,900,000  Port Authority NY/NJ (KIAC)                       7.000          10/01/2007        04/07/2007 B           7,011,297
----------------------------------------------------------------------------------------------------------------------------------
    5,930,000  Port Authority NY/NJ RITES                        5.068 5        10/01/2019        10/01/2019             5,880,425
----------------------------------------------------------------------------------------------------------------------------------
    9,175,000  Port Authority NY/NJ RITES                        8.290 5        06/01/2012        06/01/2012            11,374,064
----------------------------------------------------------------------------------------------------------------------------------
    3,455,000  Port Authority NY/NJ, 107th Series                5.250          10/15/2012        10/15/2006 A           3,499,742
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Port Authority NY/NJ, 107th Series                5.375          10/15/2013        10/15/2006 A              50,666
----------------------------------------------------------------------------------------------------------------------------------
       40,000  Port Authority NY/NJ, 107th Series                5.375          10/15/2014        10/15/2006 A              40,532
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Port Authority NY/NJ, 107th Series                5.375          10/15/2016        10/15/2006 A              10,131
----------------------------------------------------------------------------------------------------------------------------------
       65,000  Port Authority NY/NJ, 107th Series                5.375          10/15/2016        10/15/2006 A              65,827
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Port Authority NY/NJ, 108th Series                5.400          07/15/2010        01/15/2007 A              50,830
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Port Authority NY/NJ, 108th Series                5.400          07/15/2012        01/15/2007 A             111,826
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Port Authority NY/NJ, 108th Series                5.500          07/15/2013        01/15/2007 A             254,283
----------------------------------------------------------------------------------------------------------------------------------
      100,000  Port Authority NY/NJ, 108th Series                5.500          07/15/2014        01/15/2007 A             101,713
----------------------------------------------------------------------------------------------------------------------------------


                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   8,150,000  Port Authority NY/NJ, 108th Series                5.875%     01/15/2017            01/15/2007 A       $   8,311,370
----------------------------------------------------------------------------------------------------------------------------------
   15,055,000  Port Authority NY/NJ, 109th Series                5.375      07/15/2022            01/15/2007 A          15,324,033
----------------------------------------------------------------------------------------------------------------------------------
      495,000  Port Authority NY/NJ, 109th Series                5.375      07/15/2027            01/15/2007 A             503,578
----------------------------------------------------------------------------------------------------------------------------------
      175,000  Port Authority NY/NJ, 109th Series                5.375      01/15/2032            01/15/2007 A             177,938
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Port Authority NY/NJ, 109th Series                5.500      07/15/2017            01/15/2007 A              50,926
----------------------------------------------------------------------------------------------------------------------------------
       20,000  Port Authority NY/NJ, 110th Series                5.000      07/01/2015            07/01/2008 A              20,315
----------------------------------------------------------------------------------------------------------------------------------
       20,000  Port Authority NY/NJ, 110th Series                5.125      07/01/2012            07/01/2007 A              20,374
----------------------------------------------------------------------------------------------------------------------------------
       65,000  Port Authority NY/NJ, 110th Series                5.300      07/01/2016            07/01/2007 A              66,219
----------------------------------------------------------------------------------------------------------------------------------
      150,000  Port Authority NY/NJ, 110th Series                5.375      07/01/2017            07/01/2007 A             152,922
----------------------------------------------------------------------------------------------------------------------------------
      245,000  Port Authority NY/NJ, 111th Series                5.000      10/01/2022 1          10/01/2007 A             249,697
----------------------------------------------------------------------------------------------------------------------------------
      135,000  Port Authority NY/NJ, 111th Series                5.000      10/01/2027            10/01/2007 A             135,977
----------------------------------------------------------------------------------------------------------------------------------
      100,000  Port Authority NY/NJ, 116th Series                5.000      10/01/2013            10/02/2006 A             101,083
----------------------------------------------------------------------------------------------------------------------------------
      135,000  Port Authority NY/NJ, 116th Series                5.250      10/01/2014            10/02/2006 A             136,492
----------------------------------------------------------------------------------------------------------------------------------
       55,000  Port Authority NY/NJ, 116th Series                5.250      10/01/2015            10/02/2006 A              55,606
----------------------------------------------------------------------------------------------------------------------------------
   11,000,000  Port Authority NY/NJ, 119th Series                5.250      09/15/2012            09/15/2006 A          11,134,200
----------------------------------------------------------------------------------------------------------------------------------
    7,250,000  Port Authority NY/NJ, 119th Series                5.500      09/15/2016            09/15/2006 A           7,342,728
----------------------------------------------------------------------------------------------------------------------------------
      220,000  Port Authority NY/NJ, 119th Series                5.500      09/15/2017            09/15/2006 A             222,814
----------------------------------------------------------------------------------------------------------------------------------
      625,000  Port Authority NY/NJ, 119th Series                5.500      09/15/2019            09/15/2006 A             632,994
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Port Authority NY/NJ, 119th Series                5.750      09/15/2011            09/15/2006 A           2,026,440
----------------------------------------------------------------------------------------------------------------------------------
    7,740,000  Port Authority NY/NJ, 119th Series                5.875      09/15/2015            09/15/2006 A           7,847,199
----------------------------------------------------------------------------------------------------------------------------------
      150,000  Port Authority NY/NJ, 120th Series                5.375      10/15/2016            10/15/2007 B             153,539
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Port Authority NY/NJ, 120th Series                5.500      10/15/2017            10/15/2007 A              10,264
----------------------------------------------------------------------------------------------------------------------------------
    7,000,000  Port Authority NY/NJ, 120th Series                5.500      10/15/2035            10/15/2007 A           7,184,870
----------------------------------------------------------------------------------------------------------------------------------
    7,000,000  Port Authority NY/NJ, 120th Series                5.750      10/15/2026            10/15/2007 A           7,215,600
----------------------------------------------------------------------------------------------------------------------------------
       40,000  Port Authority NY/NJ, 121st Series                5.000      10/15/2021            10/15/2007 A              40,851
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Port Authority NY/NJ, 121st Series                5.000      10/15/2022            10/15/2007 A              25,532
----------------------------------------------------------------------------------------------------------------------------------
    1,125,000  Port Authority NY/NJ, 121st Series                5.125      10/15/2030            10/15/2007 A           1,149,255
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Port Authority NY/NJ, 121st Series                5.250      10/15/2025            10/15/2007 A              25,626
----------------------------------------------------------------------------------------------------------------------------------
       30,000  Port Authority NY/NJ, 122nd Series                5.000      07/15/2020            07/15/2010 A              30,333
----------------------------------------------------------------------------------------------------------------------------------
       30,000  Port Authority NY/NJ, 122nd Series                5.000      07/15/2031            07/15/2008 A              30,168
----------------------------------------------------------------------------------------------------------------------------------
       35,000  Port Authority NY/NJ, 122nd Series                5.000      07/15/2031            07/15/2008 A              35,145
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Port Authority NY/NJ, 122nd Series                5.500      07/15/2011            07/15/2008 A           2,066,700
----------------------------------------------------------------------------------------------------------------------------------
   13,620,000  Port Authority NY/NJ, 122nd Series                5.500      07/15/2014            07/15/2008 A          14,074,227
----------------------------------------------------------------------------------------------------------------------------------
   14,315,000  Port Authority NY/NJ, 122nd Series                5.500      07/15/2015            07/15/2008 A          14,768,356
----------------------------------------------------------------------------------------------------------------------------------
       30,000  Port Authority NY/NJ, 124th Series                4.800      08/01/2018            08/02/2008 A              30,141
----------------------------------------------------------------------------------------------------------------------------------
       15,000  Port Authority NY/NJ, 126th Series                5.000      11/15/2024            05/15/2012 A              15,268
----------------------------------------------------------------------------------------------------------------------------------
      230,000  Port Authority NY/NJ, 127th Series                5.000      12/15/2022            06/15/2012 A             235,683
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  Port Authority NY/NJ, 131st Series                5.000      12/15/2020            06/15/2013 A           1,533,105
----------------------------------------------------------------------------------------------------------------------------------
   13,745,000  Port Authority NY/NJ, 141st Series                5.000      09/01/2021            09/01/2015 A          14,074,193
----------------------------------------------------------------------------------------------------------------------------------
   16,455,000  Port Authority NY/NJ, 141st Series                5.000      09/01/2025            09/01/2015 A          16,750,696
----------------------------------------------------------------------------------------------------------------------------------
    9,000,000  Port Authority NY/NJ, 143rd Series                5.000      10/01/2021            04/01/2016 A           9,254,790


                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  10,500,000  Port Authority NY/NJ, 143rd Series                 5.000%    10/01/2030            04/01/2016 A      $   10,591,980
----------------------------------------------------------------------------------------------------------------------------------
       15,000  Port Authority NY/NJ, 170th Series                 5.250     10/15/2008            10/15/2006 A              15,194
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Port Chester IDA (Nadel Industries)                7.000     02/01/2016            02/01/2008 E              25,818
----------------------------------------------------------------------------------------------------------------------------------
    1,535,000  Poughkeepsie IDA
               (Eastman & Bixby Redevel. Corp.)                   5.900     08/01/2020            08/01/2010 A           1,611,520
----------------------------------------------------------------------------------------------------------------------------------
      480,000  Putnam County IDA (Brewster Plastics)              7.375     12/01/2008            12/23/2007 B             481,853
----------------------------------------------------------------------------------------------------------------------------------
    1,200,000  Rensselaer County IDA
               (Franciscan Heights)                               5.375     12/01/2025            12/01/2014 A           1,242,744
----------------------------------------------------------------------------------------------------------------------------------
       40,000  Rensselaer County IDA
               (Rensselaer Polytechnical Institute)               5.125     08/01/2029            08/01/2009 A              40,588
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Rensselaer County IDA
               (Rensselaer Polytechnical Institute)               5.500     08/01/2022            08/01/2009 A              51,794
----------------------------------------------------------------------------------------------------------------------------------
    3,155,000  Rensselaer County Tobacco Asset
               Securitization Corp.                               5.200     06/01/2025            07/04/2010 D           3,176,422
----------------------------------------------------------------------------------------------------------------------------------
    1,490,000  Rensselaer County Tobacco Asset
               Securitization Corp.                               5.750     06/01/2043            06/01/2012 A           1,527,027
----------------------------------------------------------------------------------------------------------------------------------
      115,000  Rensselaer Hsg. Authority (Renwyck)                7.650     01/01/2011            01/01/2007 A             117,962
----------------------------------------------------------------------------------------------------------------------------------
       60,000  Rensselaer Municipal Leasing Corp.
               (Rensselaer County Nursing Home)                   6.900     06/01/2024            12/01/2006 A              60,485
----------------------------------------------------------------------------------------------------------------------------------
    1,580,000  Riverhead HDC (Riverpointe Apartments)             5.850     08/01/2010            11/06/2008 D           1,582,765
----------------------------------------------------------------------------------------------------------------------------------
    5,675,000  Rochester Hsg. Authority
               (Crossroads Apartments)                            7.700     01/01/2017 1          12/01/2006 A           5,758,990
----------------------------------------------------------------------------------------------------------------------------------
      330,000  Rochester Hsg. Authority
               (Stonewood Village)                                5.900     09/01/2009            03/28/2008 B             316,335
----------------------------------------------------------------------------------------------------------------------------------
   11,305,000  Rockland County Tobacco Asset
               Securitization Corp.                               5.500     08/15/2025            08/15/2012 A          11,560,493
----------------------------------------------------------------------------------------------------------------------------------
      190,000  Rockland Gardens Hsg. Corp.                       10.500     05/01/2011            11/01/2006 A             190,684
----------------------------------------------------------------------------------------------------------------------------------
      255,000  Rome HDC (Park Drive Manor)                        7.000     01/01/2026 1          01/01/2007 A             255,347
----------------------------------------------------------------------------------------------------------------------------------
       80,000  Rome HDC, Series A                                 6.250     01/01/2024            07/01/2008 A              83,559
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Roslyn Union Free School District                  5.300     01/15/2012            01/15/2007 A              25,276
----------------------------------------------------------------------------------------------------------------------------------
      200,000  Roslyn Union Free School District                  5.375     01/15/2014            01/15/2007 A             202,230
----------------------------------------------------------------------------------------------------------------------------------
      225,000  Roxbury CSD GO                                     6.400     06/15/2010            12/15/2006 A             229,367
----------------------------------------------------------------------------------------------------------------------------------
      235,000  Roxbury CSD GO                                     6.400     06/15/2011            12/15/2006 A             239,507
----------------------------------------------------------------------------------------------------------------------------------
   32,000,000  Sales Tax Asset Receivables Corp., Series A        5.250     10/15/2027            10/15/2014 A          33,790,720
----------------------------------------------------------------------------------------------------------------------------------
      500,000  Saratoga County IDA (Saratoga
               Hospital/Saratoga Care/Benedict
               Community Health Center)                           5.000     12/01/2014            12/01/2014               510,275
----------------------------------------------------------------------------------------------------------------------------------
    3,725,000  Saratoga County IDA (Saratoga
               Hospital/Saratoga Care/Benedict
               Community Health Center)                           5.750     12/01/2023            12/01/2006 A           3,750,889
----------------------------------------------------------------------------------------------------------------------------------
    6,540,000  Saratoga County IDA (Saratoga
               Hospital/Saratoga Care/Benedict
               Community Health Center)                           5.750     12/01/2033            12/01/2006 A           6,585,453
----------------------------------------------------------------------------------------------------------------------------------
      800,000  Schenectady GO                                     4.700     12/29/2006            12/29/2006               798,120



                    45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      25,000  Scotia GO                                         6.100%     01/15/2012            01/15/2007 A      $       25,258
----------------------------------------------------------------------------------------------------------------------------------
      850,000  SONYMA, Series 101                                5.000      10/01/2018            10/01/2011 A             857,548
----------------------------------------------------------------------------------------------------------------------------------
   22,985,000  SONYMA, Series 106 3                              5.250      04/01/2034            04/01/2012 A          23,295,987
----------------------------------------------------------------------------------------------------------------------------------
       25,000  SONYMA, Series 27                                 5.250      04/01/2013            04/01/2010 A              25,603
----------------------------------------------------------------------------------------------------------------------------------
    3,600,000  SONYMA, Series 27                                 5.800      10/01/2020 1          04/01/2010 A           3,708,396
----------------------------------------------------------------------------------------------------------------------------------
       15,000  SONYMA, Series 27                                 5.875      04/01/2030 1          04/01/2010 A              15,347
----------------------------------------------------------------------------------------------------------------------------------
    8,150,000  SONYMA, Series 29                                 5.400      10/01/2022 1          10/01/2010 A           8,345,845
----------------------------------------------------------------------------------------------------------------------------------
   10,420,000  SONYMA, Series 29                                 5.450      10/01/2031            10/01/2010 A          10,612,353
----------------------------------------------------------------------------------------------------------------------------------
      400,000  SONYMA, Series 31                                 5.200      10/01/2021            04/01/2011 A             405,932
----------------------------------------------------------------------------------------------------------------------------------
      480,000  SONYMA, Series 31                                 5.300      10/01/2031            04/01/2011 A             484,997
----------------------------------------------------------------------------------------------------------------------------------
       65,000  SONYMA, Series 53                                 5.750      10/01/2011 1          01/04/2008 A              66,342
----------------------------------------------------------------------------------------------------------------------------------
      150,000  SONYMA, Series 66                                 5.600      10/01/2017            07/01/2007 A             154,520
----------------------------------------------------------------------------------------------------------------------------------
      100,000  SONYMA, Series 67                                 5.600      10/01/2014 1          09/01/2009 A             102,399
----------------------------------------------------------------------------------------------------------------------------------
       45,000  SONYMA, Series 67                                 5.600      10/01/2014            09/01/2007 A              46,059
----------------------------------------------------------------------------------------------------------------------------------
    1,065,000  SONYMA, Series 67                                 5.700      10/01/2017 1          09/01/2007 A           1,089,303
----------------------------------------------------------------------------------------------------------------------------------
      200,000  SONYMA, Series 67                                 5.800      10/01/2028 1          09/01/2009 A             204,040
----------------------------------------------------------------------------------------------------------------------------------
       40,000  SONYMA, Series 67                                 5.800      10/01/2028            09/01/2009 A              40,808
----------------------------------------------------------------------------------------------------------------------------------
    2,365,000  SONYMA, Series 70                                 5.375      10/01/2017 1          03/01/2008 A           2,405,465
----------------------------------------------------------------------------------------------------------------------------------
    3,870,000  SONYMA, Series 71                                 5.400      04/01/2029            07/01/2008 A           3,918,220
----------------------------------------------------------------------------------------------------------------------------------
      120,000  SONYMA, Series 73                                 5.300      10/01/2028            09/01/2008 A             121,561
----------------------------------------------------------------------------------------------------------------------------------
      130,000  SONYMA, Series 73-B                               5.450      10/01/2024 1          09/30/2011 A             130,494
----------------------------------------------------------------------------------------------------------------------------------
       15,000  SONYMA, Series 77                                 5.600      04/01/2010            11/23/2009 A              15,283
----------------------------------------------------------------------------------------------------------------------------------
      400,000  SONYMA, Series 77                                 5.700      04/01/2011            11/23/2009 A             411,752
----------------------------------------------------------------------------------------------------------------------------------
       55,000  SONYMA, Series 79                                 5.300      04/01/2029            03/01/2009 A              55,854
----------------------------------------------------------------------------------------------------------------------------------
    2,140,000  SONYMA, Series 80                                 5.100      10/01/2017 1          03/01/2009 A           2,189,734
----------------------------------------------------------------------------------------------------------------------------------
    5,350,000  SONYMA, Series 82                                 5.550      10/01/2019 1          10/01/2009 A           5,467,326
----------------------------------------------------------------------------------------------------------------------------------
   25,000,000  SONYMA, Series 83                                 5.450      04/01/2018 1          10/01/2009 A          25,713,250
----------------------------------------------------------------------------------------------------------------------------------
       45,000  SONYMA, Series 83                                 5.550      10/01/2027            10/01/2009 A              46,025
----------------------------------------------------------------------------------------------------------------------------------
      145,000  SONYMA, Series 84                                 5.900      04/01/2022 1          09/01/2009 A             148,970
----------------------------------------------------------------------------------------------------------------------------------
      300,000  SONYMA, Series 88                                 5.200      10/01/2006            10/01/2006               300,723
----------------------------------------------------------------------------------------------------------------------------------
    1,270,000  SONYMA, Series 88                                 5.500      04/01/2025            11/01/2009 A           1,274,801
----------------------------------------------------------------------------------------------------------------------------------
      190,000  SONYMA, Series 89                                 5.650      04/01/2012            11/01/2009 A             194,946
----------------------------------------------------------------------------------------------------------------------------------
      100,000  SONYMA, Series 91                                 5.300      10/01/2009            07/01/2007 A             102,955
----------------------------------------------------------------------------------------------------------------------------------
      500,000  SONYMA, Series 93                                 5.550      04/01/2010            10/01/2009 A             506,370
----------------------------------------------------------------------------------------------------------------------------------
    2,495,000  SONYMA, Series 93                                 5.600      10/01/2017            10/01/2009 A           2,529,057
----------------------------------------------------------------------------------------------------------------------------------
   19,810,000  SONYMA, Series 94 3                               5.900      10/01/2030 1          04/01/2010 A          20,420,346
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  SONYMA, Series 95                                 5.500      10/01/2017 1          04/01/2010 A           2,066,800
----------------------------------------------------------------------------------------------------------------------------------
    6,100,000  SONYMA, Series 97                                 5.400      10/01/2021 1          04/01/2011 A           6,248,474
----------------------------------------------------------------------------------------------------------------------------------
      625,000  SONYMA, Series 98                                 5.050      10/01/2017            04/01/2011 A             637,644
----------------------------------------------------------------------------------------------------------------------------------
      300,000  Spring Valley GO                                  5.000      05/01/2020            05/15/2015 A             309,162
----------------------------------------------------------------------------------------------------------------------------------
      310,000  Spring Valley GO                                  5.000      05/01/2021            05/15/2015 A             315,856


                    46 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     325,000  Spring Valley GO                                  5.000%     05/01/2022            05/15/2015 A      $      330,434
----------------------------------------------------------------------------------------------------------------------------------
      335,000  Spring Valley GO                                  5.000      05/01/2023            05/15/2015 A             339,878
----------------------------------------------------------------------------------------------------------------------------------
      350,000  Spring Valley GO                                  5.000      05/01/2024            05/15/2015 A             354,340
----------------------------------------------------------------------------------------------------------------------------------
      365,000  Spring Valley GO                                  5.000      05/01/2025            05/15/2015 A             368,741
----------------------------------------------------------------------------------------------------------------------------------
       60,000  Springville HDC (Springbrook)                     5.950      01/01/2010            04/15/2008 D              60,916
----------------------------------------------------------------------------------------------------------------------------------
      330,000  St. Lawrence County IDA (PACES)                   5.875      06/30/2007            01/15/2007 B             330,964
----------------------------------------------------------------------------------------------------------------------------------
      790,000  Suffolk County IDA (ALIA-CCDRCA)                  7.000      06/01/2016            06/01/2011 A             842,733
----------------------------------------------------------------------------------------------------------------------------------
      955,000  Suffolk County IDA (ALIA-FREE)                    7.000      06/01/2016            06/01/2011 A           1,018,746
----------------------------------------------------------------------------------------------------------------------------------
      860,000  Suffolk County IDA (ALIA-IGHL)                    6.500      12/01/2013            11/07/2010 B             895,380
----------------------------------------------------------------------------------------------------------------------------------
      450,000  Suffolk County IDA (ALIA-WORCA)                   7.000      06/01/2016            06/01/2011 A             480,038
----------------------------------------------------------------------------------------------------------------------------------
      370,000  Suffolk County IDA (Catholic Charities)           6.000      10/01/2020            07/27/2014 B             369,575
----------------------------------------------------------------------------------------------------------------------------------
      340,000  Suffolk County IDA (DDI)                          6.000      10/01/2020            07/27/2014 B             339,609
----------------------------------------------------------------------------------------------------------------------------------
      340,000  Suffolk County IDA (DDI)                          6.000      10/01/2020            07/27/2014 B             339,609
----------------------------------------------------------------------------------------------------------------------------------
      765,000  Suffolk County IDA (Dowling College)              5.000      06/01/2018            06/01/2016 A             777,959
----------------------------------------------------------------------------------------------------------------------------------
      240,000  Suffolk County IDA (Dowling College)              6.500      12/01/2006            12/01/2006               240,511
----------------------------------------------------------------------------------------------------------------------------------
       45,000  Suffolk County IDA (Dowling College)              6.625      06/01/2024            12/01/2006 A              45,012
----------------------------------------------------------------------------------------------------------------------------------
      195,000  Suffolk County IDA (Family Residences)            6.000      10/01/2015            11/12/2011 B             194,608
----------------------------------------------------------------------------------------------------------------------------------
      520,000  Suffolk County IDA
               (Family Residences), Series A                     6.375      12/01/2018            04/20/2013 B             551,184
----------------------------------------------------------------------------------------------------------------------------------
    3,440,000  Suffolk County IDA
               (Family Residences), Series A                     6.375      12/01/2018            02/03/2014 B           3,646,297
----------------------------------------------------------------------------------------------------------------------------------
      870,000  Suffolk County IDA
               (Huntington First Aid Squad)                      6.025      11/01/2008            05/15/2007 B             888,853
----------------------------------------------------------------------------------------------------------------------------------
      760,000  Suffolk County IDA
               (Independent Group Home Living)                   6.000      10/01/2020            07/27/2014 B             759,126
----------------------------------------------------------------------------------------------------------------------------------
      675,000  Suffolk County IDA
               (L.I. Network Community Services)                 7.000      02/01/2014            02/01/2010 B             689,283
----------------------------------------------------------------------------------------------------------------------------------
      290,000  Suffolk County IDA
               (Mattituck-Laurel Library)                        6.000      09/01/2019 1          09/01/2010 A             314,882
----------------------------------------------------------------------------------------------------------------------------------
      435,000  Suffolk County IDA
               (Nassau-Suffolk Services for Autism)              6.250      11/01/2016            03/27/2013 B             433,182
----------------------------------------------------------------------------------------------------------------------------------
      155,000  Suffolk County IDA
               (Nassau-Suffolk Services for Autism)              6.250      11/01/2016            03/27/2013 B             154,352
----------------------------------------------------------------------------------------------------------------------------------
    1,585,000  Suffolk County IDA
               (Nissequogue Cogeneration Partners)               4.875      01/01/2008            02/11/2007 B           1,575,775
----------------------------------------------------------------------------------------------------------------------------------
      985,000  Suffolk County IDA
               (Pederson-Krager Center)                          6.375      11/01/2015            03/07/2012 B             985,522
----------------------------------------------------------------------------------------------------------------------------------
      855,000  Suffolk County IDA
               (Pederson-Krager Center)                          6.400      02/01/2015            01/23/2011 B             856,830
----------------------------------------------------------------------------------------------------------------------------------
      280,000  Suffolk County IDA
               (Suffolk Hotels)                                  6.000      10/01/2020            07/27/2014 B             279,678
----------------------------------------------------------------------------------------------------------------------------------
      520,000  Suffolk County IDA
               (WORCA)                                           6.000      10/01/2020            07/27/2014 B             519,402
----------------------------------------------------------------------------------------------------------------------------------


                    47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     100,000  Suffolk County Water Authority                     5.750%    06/01/2010            12/01/2006 E      $      105,500
----------------------------------------------------------------------------------------------------------------------------------
       30,000  Sullivan County GO                                 5.100     03/15/2011            09/15/2006 A              30,028
----------------------------------------------------------------------------------------------------------------------------------
    2,855,000  Sullivan County IDA
               (Center for Discovery)                             5.625     06/01/2013            06/01/2013             2,846,492
----------------------------------------------------------------------------------------------------------------------------------
    6,750,000  Sullivan County IDA
               (Center for Discovery)                             6.375     02/01/2020            07/28/2014 B           6,712,065
----------------------------------------------------------------------------------------------------------------------------------
       30,000  Syracuse Hsg. Authority                            5.400     09/01/2021            09/01/2015 A              31,545
----------------------------------------------------------------------------------------------------------------------------------
      240,000  Syracuse IDA (Crouse Irving Companies)             5.250     01/01/2017            01/01/2010 A             243,636
----------------------------------------------------------------------------------------------------------------------------------
    1,330,000  Syracuse IDA
               (Crouse Irving Health Hospital)                    5.125     01/01/2009            01/13/2008 B           1,300,314
----------------------------------------------------------------------------------------------------------------------------------
      730,000  Syracuse IDA (One Center Armory Garage)            6.750     12/01/2017            12/01/2006 A             733,358
----------------------------------------------------------------------------------------------------------------------------------
      670,000  Syracuse SCHC
               (East Hill Village Apartments)                     6.125     11/01/2010            09/27/2008 B             657,726
----------------------------------------------------------------------------------------------------------------------------------
      260,000  Tobacco Settlement Financing Corp. (TASC)          5.000     06/01/2011            12/01/2006 A             260,224
----------------------------------------------------------------------------------------------------------------------------------
    3,000,000  Tobacco Settlement Financing Corp. (TASC)          5.250     06/01/2012            12/01/2006 A           3,003,210
----------------------------------------------------------------------------------------------------------------------------------
   11,905,000  Tobacco Settlement Financing Corp. (TASC)          5.250     06/01/2013            06/01/2008 A          12,184,887
----------------------------------------------------------------------------------------------------------------------------------
    4,420,000  Tobacco Settlement Financing Corp. (TASC)          5.250     06/01/2013            06/01/2008 A           4,529,660
----------------------------------------------------------------------------------------------------------------------------------
    2,220,000  Tobacco Settlement Financing Corp. (TASC)          5.250     06/01/2021            06/01/2013 A           2,329,535
----------------------------------------------------------------------------------------------------------------------------------
      800,000  Tobacco Settlement Financing Corp. (TASC)          5.500     06/01/2010            12/01/2006 A             801,072
----------------------------------------------------------------------------------------------------------------------------------
   19,550,000  Tobacco Settlement Financing Corp. (TASC)          5.500     06/01/2014            06/01/2009 A          20,297,983
----------------------------------------------------------------------------------------------------------------------------------
    8,250,000  Tobacco Settlement Financing Corp. (TASC)          5.500     06/01/2015            06/01/2010 A           8,711,670
----------------------------------------------------------------------------------------------------------------------------------
   11,900,000  Tobacco Settlement Financing Corp. (TASC)          5.500     06/01/2016            06/01/2008 A          12,442,283
----------------------------------------------------------------------------------------------------------------------------------
    5,020,000  Tobacco Settlement Financing Corp. (TASC)          5.500     06/01/2017            06/01/2011 A           5,290,026
----------------------------------------------------------------------------------------------------------------------------------
   21,000,000  Tobacco Settlement Financing Corp. (TASC)          5.500     06/01/2018            06/01/2012 A          22,309,560
----------------------------------------------------------------------------------------------------------------------------------
   20,500,000  Tobacco Settlement Financing Corp. (TASC)          5.500     06/01/2019            06/01/2013 A          21,850,745
----------------------------------------------------------------------------------------------------------------------------------
   11,000,000  Tobacco Settlement Financing Corp. (TASC)          5.500     06/01/2020            06/01/2013 A          11,704,550
----------------------------------------------------------------------------------------------------------------------------------
   18,395,000  Tobacco Settlement Financing Corp. (TASC)          5.500     06/01/2021            06/01/2013 A          19,516,911
----------------------------------------------------------------------------------------------------------------------------------
   14,965,000  Tobacco Settlement Financing Corp. (TASC)          5.500     06/01/2022            06/01/2013 A          15,850,329
----------------------------------------------------------------------------------------------------------------------------------
      900,000  Tompkins County IDA (Kendall at Ithaca)            5.750     07/01/2018            07/01/2008 A             916,317
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Tompkins County IDA (Kendall at Ithaca)            6.000     07/01/2024            07/01/2008 A           2,042,440
----------------------------------------------------------------------------------------------------------------------------------
       30,000  Tompkins Health Care Corp.
               (Reconstruction Home)                              5.875     02/01/2033            08/01/2006 A              30,043
----------------------------------------------------------------------------------------------------------------------------------
      275,000  Tompkins Health Care Corp.
               (Reconstruction Home)                             10.800     02/01/2028 1          08/01/2006 A             301,029
----------------------------------------------------------------------------------------------------------------------------------
    2,125,000  Tonawanda HDC (Tonawanda Towers)                   6.150     10/01/2011            10/01/2007 A           2,194,658
----------------------------------------------------------------------------------------------------------------------------------
       40,000  Triborough Bridge & Tunnel Authority               5.000     01/01/2024            01/01/2007 A              40,033
----------------------------------------------------------------------------------------------------------------------------------
    1,290,000  Triborough Bridge & Tunnel
               Authority, Series A                                5.000     01/01/2024            01/01/2007 E           1,291,071
----------------------------------------------------------------------------------------------------------------------------------
      845,000  Triborough Bridge & Tunnel Authority,
               Series A                                           5.200     01/01/2020            01/01/2007 A             857,852
----------------------------------------------------------------------------------------------------------------------------------
      275,000  TSASC, Inc. (TFABs)                                4.250     07/15/2010            07/15/2010               278,594
----------------------------------------------------------------------------------------------------------------------------------
  146,535,000  TSASC, Inc. (TFABs)                                4.750     06/01/2022            12/28/2010 B         144,788,303


                    48 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   7,500,000  TSASC, Inc. (TFABs)                               5.000%     06/01/2026            05/28/2016 B      $    7,356,000
----------------------------------------------------------------------------------------------------------------------------------
      430,000  TSASC, Inc. (TFABs)                               5.250      07/15/2011            07/15/2011               455,181
----------------------------------------------------------------------------------------------------------------------------------
      815,000  TSASC, Inc. (TFABs)                               5.500      07/15/2013            07/15/2012 A             881,977
----------------------------------------------------------------------------------------------------------------------------------
   24,840,000  TSASC, Inc. (TFABs)                               5.500      07/15/2024            10/25/2011 D          26,441,932
----------------------------------------------------------------------------------------------------------------------------------
      250,000  TSASC, Inc. (TFABs)                               5.875      07/15/2015            07/15/2009 A             266,905
----------------------------------------------------------------------------------------------------------------------------------
      275,000  TSASC, Inc. (TFABs)                               5.900      07/15/2017            07/15/2009 A             293,783
----------------------------------------------------------------------------------------------------------------------------------
   37,080,000  TSASC, Inc. (TFABs)                               6.250      07/15/2027            07/15/2009 A          39,977,431
----------------------------------------------------------------------------------------------------------------------------------
   65,080,000  TSASC, Inc. (TFABs)                               6.375      07/15/2039 1          07/15/2009 A          70,397,036
----------------------------------------------------------------------------------------------------------------------------------
   37,190,000  TSASC, Inc. (TFABs) RITES                         4.909 5    06/01/2022            12/28/2010 B          36,303,762
----------------------------------------------------------------------------------------------------------------------------------
   25,000,000  TSASC, Inc. (TFABs) RITES                         5.409 5    06/01/2026            05/28/2016 B          24,040,000
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Ulster County GO                                  5.400      11/15/2015            11/15/2006 A              10,056
----------------------------------------------------------------------------------------------------------------------------------
      100,000  Ulster County IDA (Benedictine Hospital)          6.250      06/01/2008            06/16/2007 B             100,047
----------------------------------------------------------------------------------------------------------------------------------
      830,000  Ulster County Tobacco Asset
               Securitization Corp.                              0.000 4    06/01/2040            06/01/2018 A             700,445
----------------------------------------------------------------------------------------------------------------------------------
      200,000  Ulster County Tobacco Asset
               Securitization Corp.                              6.000      06/01/2040            06/01/2012 A             208,724
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Ulster County Tobacco Asset
               Securitization Corp.                              6.250      06/01/2025            06/01/2012 A              10,626
----------------------------------------------------------------------------------------------------------------------------------
   10,650,000  Ulster County Tobacco Asset
               Securitization Corp.                              6.750      06/01/2030 1          06/01/2011 A          11,524,791
----------------------------------------------------------------------------------------------------------------------------------
       45,000  United Nations Devel. Corp., Series A             5.250      07/01/2012            01/01/2008 A              45,747
----------------------------------------------------------------------------------------------------------------------------------
    1,575,000  United Nations Devel. Corp., Series A             5.250      07/01/2013            01/01/2008 A           1,601,129
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  United Nations Devel. Corp., Series A             5.250      07/01/2014            01/01/2008 A           1,524,885
----------------------------------------------------------------------------------------------------------------------------------
    1,565,000  United Nations Devel. Corp., Series A             5.250      07/01/2015            01/01/2008 A           1,590,963
----------------------------------------------------------------------------------------------------------------------------------
    5,700,000  United Nations Devel. Corp., Series A             5.250      07/01/2018            01/01/2008 A           5,790,459
----------------------------------------------------------------------------------------------------------------------------------
    6,530,000  United Nations Devel. Corp., Series A             5.250      07/01/2019            01/01/2008 A           6,633,631
----------------------------------------------------------------------------------------------------------------------------------
    6,900,000  United Nations Devel. Corp., Series A             5.250      07/01/2020            01/01/2008 A           7,009,503
----------------------------------------------------------------------------------------------------------------------------------
    2,970,000  United Nations Devel. Corp., Series A             5.250      07/01/2021            01/01/2008 A           3,017,134
----------------------------------------------------------------------------------------------------------------------------------
    3,050,000  United Nations Devel. Corp., Series A             5.250      07/01/2022            01/01/2008 A           3,098,404
----------------------------------------------------------------------------------------------------------------------------------
    2,040,000  United Nations Devel. Corp., Series A             5.250      07/01/2023            01/01/2008 A           2,072,375
----------------------------------------------------------------------------------------------------------------------------------
    3,020,000  United Nations Devel. Corp., Series A             5.250      07/01/2024            01/01/2008 A           3,067,927
----------------------------------------------------------------------------------------------------------------------------------
      200,000  United Nations Devel. Corp., Series A             5.250      07/01/2026            07/01/2008 A             203,028
----------------------------------------------------------------------------------------------------------------------------------
       15,000  Upper Mohawk Valley Regional Water
               Finance Authority                                 5.125      10/01/2016            10/01/2007 A              15,359
----------------------------------------------------------------------------------------------------------------------------------
      295,000  Utica GO                                          6.200      01/15/2014            01/15/2010 A             312,759
----------------------------------------------------------------------------------------------------------------------------------
      320,000  Utica GO                                          6.250      01/15/2015            01/15/2010 A             341,683
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Utica IDA (Utica College Civic Facility)          5.300      08/01/2008            08/13/2007 B             110,782
----------------------------------------------------------------------------------------------------------------------------------
    1,710,000  Utica IDA (Utica College Civic Facility)          6.375      12/01/2011            08/03/2009 B           1,755,059
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Utica SCHC (Multifamily), Series A                5.550      12/01/2017            12/01/2006 A             258,375
----------------------------------------------------------------------------------------------------------------------------------
       20,000  Utica SCHC (Steinhorst Apartments)                6.500      04/15/2008            10/18/2006 D              20,260
----------------------------------------------------------------------------------------------------------------------------------
      180,000  Valley Health Devel. Corp.                        6.750      05/20/2022            05/20/2010 A             202,871
----------------------------------------------------------------------------------------------------------------------------------
       15,000  Victor GO                                         4.800      12/15/2017            12/15/2006 A              15,171


                      49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      50,000  Westchester County GO                             5.375%     12/15/2013            12/15/2006 A      $       50,521
----------------------------------------------------------------------------------------------------------------------------------
       45,000  Westchester County Healthcare Corp.               5.375      11/01/2020            11/10/2010 A              47,362
----------------------------------------------------------------------------------------------------------------------------------
      190,000  Westchester County IDA
               (Beth Abraham Hospital)                           7.250      12/01/2009            07/02/2008 B             195,111
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Westchester County IDA
               (Children's Village)                              5.100      03/15/2009            03/15/2009                51,358
----------------------------------------------------------------------------------------------------------------------------------
      290,000  Westchester County IDA
               (Clearview School)                                6.600      01/01/2014            05/27/2010 B             300,211
----------------------------------------------------------------------------------------------------------------------------------
    1,835,000  Westchester County IDA
               (Guiding Eyes for the Blind)                      4.500      08/01/2012            10/01/2009 B           1,803,511
----------------------------------------------------------------------------------------------------------------------------------
       50,000  Westchester County IDA (JDAM)                     6.500      04/01/2009 1          04/01/2008 A              50,375
----------------------------------------------------------------------------------------------------------------------------------
    1,130,000  Westchester County IDA (JDAM)                     6.750      04/01/2016 1          07/01/2008 A           1,156,555
----------------------------------------------------------------------------------------------------------------------------------
    2,200,000  Westchester County IDA
               (Rippowam-Cisqua School)                          5.750      06/01/2029            06/01/2011 A           2,250,864
----------------------------------------------------------------------------------------------------------------------------------
    3,155,000  Westchester County IDA
               (Schnurmacher Center)                             6.000      11/01/2011            07/03/2009 B           3,252,237
----------------------------------------------------------------------------------------------------------------------------------
      110,000  Westchester County IDA
               (Westchester Airport Assoc.)                      5.850      08/01/2014            08/01/2006 A             111,683
----------------------------------------------------------------------------------------------------------------------------------
      505,000  Westchester County IDA
               (Westchester Airport Assoc.)                      5.950      08/01/2024 1          08/01/2006 A             505,732
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Westchester County IDA
               (Westchester Resco Company)                       5.500      07/01/2009            07/01/2007 A             254,640
----------------------------------------------------------------------------------------------------------------------------------
       30,000  Westchester County IDA
               (Winward School)                                  5.200      10/01/2021            10/01/2011 A              30,817
----------------------------------------------------------------------------------------------------------------------------------
   18,000,000  Westchester County Tobacco
               Asset Securitization Corp.                        0.000 4    07/15/2039 1          07/15/2017 E          18,532,080
----------------------------------------------------------------------------------------------------------------------------------
   14,200,000  Westchester County Tobacco
               Asset Securitization Corp.                        4.500      06/01/2021            08/03/2009 B          13,921,254
----------------------------------------------------------------------------------------------------------------------------------
    8,500,000  Westchester County Tobacco
               Asset Securitization Corp.                        5.000      06/01/2026            07/07/2014 B           8,336,800
----------------------------------------------------------------------------------------------------------------------------------
      495,000  Yonkers IDA (Hudson Scenic Studio)                5.875      11/01/2007            05/08/2007 B             496,856
----------------------------------------------------------------------------------------------------------------------------------
      195,000  Yonkers IDA
               (Michael Malotz Skilled Nursing Pavilion)         5.450      02/01/2029            02/01/2009 A             200,680
----------------------------------------------------------------------------------------------------------------------------------
       90,000  Yonkers IDA
               (Michael Malotz Skilled Nursing Pavilion)         5.650      02/01/2039            02/01/2009 A              92,971
----------------------------------------------------------------------------------------------------------------------------------
    1,455,000  Yonkers IDA
               (Monastery Manor Associates)                      5.000      04/01/2025            04/01/2015 A           1,469,797
----------------------------------------------------------------------------------------------------------------------------------
       80,000  Yonkers IDA (Philipsburgh Hall Associates)        6.750      11/01/2008            11/24/2007 B              77,413
----------------------------------------------------------------------------------------------------------------------------------
    2,310,000  Yonkers IDA (St. John's Riverside Hospital)       6.800      07/01/2016            02/26/2012 D           2,402,007
----------------------------------------------------------------------------------------------------------------------------------
      400,000  Yonkers IDA
               (St. Joseph's Hospital), Series 98-B              5.900      03/01/2008            03/01/2007 B             398,920
                                                                                                                    --------------
                                                                                                                     3,454,789,109


                    50 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.5%
$  19,945,000  NJ Tobacco Settlement Financing Corp.
               (TASC)                                            5.750%     06/01/2032            02/02/2012D       $   20,821,782

----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--16.2%
    5,000,000  Guam Airport Authority, Series C                  5.375      10/01/2019            10/01/2013 A            5,221,900
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000  Guam Airport Authority, Series C                  5.375      10/01/2020            10/01/2013 A            6,255,000
-----------------------------------------------------------------------------------------------------------------------------------
      192,000  Guam EDA (TASC)                                   0.000 4    05/15/2014            05/15/2014                180,780
-----------------------------------------------------------------------------------------------------------------------------------
      430,000  Guam EDA (TASC)                                   5.000      05/15/2022            01/12/2007 D              434,068
-----------------------------------------------------------------------------------------------------------------------------------
    1,950,000  Guam EDA (TASC)                                   5.400      05/15/2031            08/06/2010 D            1,971,918
-----------------------------------------------------------------------------------------------------------------------------------
      215,000  Guam EDA (TASC)                                   5.500      05/15/2041            05/15/2011 A              217,225
-----------------------------------------------------------------------------------------------------------------------------------
       25,000  Guam Power Authority, Series A                    5.000      10/01/2024            10/01/2009 A               25,775
-----------------------------------------------------------------------------------------------------------------------------------
      580,000  Guam Power Authority, Series A                    5.250      10/01/2013            10/01/2006 A              579,983
-----------------------------------------------------------------------------------------------------------------------------------
       45,000  Guam Power Authority, Series A                    5.250      10/01/2013            10/01/2006 A               45,046
-----------------------------------------------------------------------------------------------------------------------------------
      655,000  Guam Power Authority, Series A                    5.250      10/01/2023            10/01/2006 A              656,526
-----------------------------------------------------------------------------------------------------------------------------------
       40,000  Guam Power Authority, Series A                    5.250      10/01/2034            10/01/2009 A               41,334
-----------------------------------------------------------------------------------------------------------------------------------
      125,000  Northern Mariana Islands, Series A                6.000      06/01/2014 1          06/01/2010 A              130,873
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000  Northern Mariana Islands, Series A                6.000      06/01/2020 1          06/01/2010 A            3,131,130
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Northern Mariana Islands, Series A                6.750      10/01/2033            10/01/2013 A            2,215,920
-----------------------------------------------------------------------------------------------------------------------------------
      220,000  Puerto Rico Aqueduct & Sewer Authority            5.000      07/01/2015            01/01/2007 A              221,685
-----------------------------------------------------------------------------------------------------------------------------------
       60,000  Puerto Rico Aqueduct & Sewer Authority            5.000      07/01/2015            01/01/2007 A               60,951
-----------------------------------------------------------------------------------------------------------------------------------
    1,040,000  Puerto Rico Aqueduct & Sewer Authority            5.000      07/01/2019            07/01/2008 A            1,059,157
-----------------------------------------------------------------------------------------------------------------------------------
       90,000  Puerto Rico Aqueduct & Sewer Authority            5.000      07/01/2019            01/01/2007 A               91,403
-----------------------------------------------------------------------------------------------------------------------------------
      120,000  Puerto Rico Aqueduct & Sewer Authority            5.000      07/01/2019            01/01/2007 A              121,871
-----------------------------------------------------------------------------------------------------------------------------------
      375,000  Puerto Rico Children's Trust Fund (TASC)          4.100      05/15/2013            05/15/2013                361,789
-----------------------------------------------------------------------------------------------------------------------------------
      200,000  Puerto Rico Children's Trust Fund (TASC)          4.250      05/15/2014            05/15/2014                193,038
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000  Puerto Rico Children's Trust Fund (TASC)          5.000      05/15/2008            05/15/2008              2,520,100
-----------------------------------------------------------------------------------------------------------------------------------
  213,385,000  Puerto Rico Children's Trust Fund (TASC)          5.375      05/15/2033            04/12/2011 D          216,805,562
-----------------------------------------------------------------------------------------------------------------------------------
   39,630,000  Puerto Rico Children's Trust Fund (TASC)          5.500      05/15/2039            05/15/2012 A           40,353,248
-----------------------------------------------------------------------------------------------------------------------------------
   44,565,000  Puerto Rico Children's Trust Fund (TASC)          5.625      05/15/2043            05/15/2012 A           45,612,278
-----------------------------------------------------------------------------------------------------------------------------------
       20,000  Puerto Rico Children's Trust Fund (TASC)          5.750      07/01/2020            11/16/2008 D               20,754
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  Puerto Rico Commonwealth GO                       5.000      07/01/2018            07/01/2008 A            4,102,320
-----------------------------------------------------------------------------------------------------------------------------------
    6,250,000  Puerto Rico Commonwealth GO                       5.000      07/01/2024            07/01/2014 A            6,268,375
-----------------------------------------------------------------------------------------------------------------------------------
    5,970,000  Puerto Rico Commonwealth GO                       5.000      07/01/2025            07/01/2014 A            5,975,851
-----------------------------------------------------------------------------------------------------------------------------------
       50,000  Puerto Rico Commonwealth GO                       5.000      07/01/2026            07/01/2022 A               49,969
-----------------------------------------------------------------------------------------------------------------------------------
       65,000  Puerto Rico Commonwealth GO                       5.000      07/01/2028            07/01/2013 A               65,035
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000  Puerto Rico Commonwealth GO                       5.250      01/01/2015            01/01/2015              7,274,750
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000  Puerto Rico Commonwealth GO                       5.250      07/01/2017            07/01/2013 A            4,126,360
----------------------------------------------------------------------------------------------------------------------------------
    8,840,000  Puerto Rico Commonwealth GO                       5.250      07/01/2019            07/01/2013 A            9,076,824
----------------------------------------------------------------------------------------------------------------------------------
    2,430,000  Puerto Rico Commonwealth GO                       5.250      07/01/2021            07/01/2014 A            2,497,068
----------------------------------------------------------------------------------------------------------------------------------
   11,565,000  Puerto Rico Commonwealth GO                       5.250      07/01/2022            07/01/2013 A           11,847,186
----------------------------------------------------------------------------------------------------------------------------------
    3,400,000  Puerto Rico Commonwealth GO                       5.250      07/01/2022            07/01/2014 A            3,492,718
----------------------------------------------------------------------------------------------------------------------------------
    4,575,000  Puerto Rico Commonwealth GO                       5.250      07/01/2023            07/01/2014 A            4,696,695


                    51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$  12,850,000  Puerto Rico Commonwealth GO                       5.250%     07/01/2024            07/01/2013 A      $   13,148,249
----------------------------------------------------------------------------------------------------------------------------------
    1,925,000  Puerto Rico Commonwealth GO                       5.250      07/01/2027 1          07/01/2011 A           1,996,013
----------------------------------------------------------------------------------------------------------------------------------
    6,060,000  Puerto Rico Commonwealth GO                       5.375      07/01/2028            07/01/2011 A           6,178,291
----------------------------------------------------------------------------------------------------------------------------------
      195,000  Puerto Rico Electric Power Authority              5.000      07/01/2028            07/01/2008 A             197,894
----------------------------------------------------------------------------------------------------------------------------------
      175,000  Puerto Rico Electric Power Authority,
               Series AA                                         5.375      07/01/2027            07/01/2007 A             179,708
----------------------------------------------------------------------------------------------------------------------------------
       55,000  Puerto Rico Electric Power Authority,
               Series DD                                         5.000      07/01/2028            07/01/2010 A              55,089
----------------------------------------------------------------------------------------------------------------------------------
       10,000  Puerto Rico Electric Power Authority,
               Series EE                                         5.250      07/01/2014            07/01/2008 A              10,387
----------------------------------------------------------------------------------------------------------------------------------
       55,000  Puerto Rico HBFA                                  5.850      10/01/2009            10/01/2006 A              55,573
----------------------------------------------------------------------------------------------------------------------------------
      810,000  Puerto Rico HBFA                                  6.100      10/01/2015            10/01/2006 A             816,723
----------------------------------------------------------------------------------------------------------------------------------
      575,000  Puerto Rico HBFA                                  6.250      04/01/2029 1          10/01/2006 A             583,545
----------------------------------------------------------------------------------------------------------------------------------
    2,560,000  Puerto Rico HFA                                   5.000      12/01/2019            12/01/2013 A           2,632,576
----------------------------------------------------------------------------------------------------------------------------------
      250,000  Puerto Rico HFA (Single Family)                   5.000      12/01/2020            12/01/2013 A             256,613
----------------------------------------------------------------------------------------------------------------------------------
      125,000  Puerto Rico HFC                                   5.100      12/01/2018            12/01/2010 A             126,259
----------------------------------------------------------------------------------------------------------------------------------
      200,000  Puerto Rico Highway & Transportation
               Authority                                         5.000      07/01/2016            01/01/2007 A             203,170
----------------------------------------------------------------------------------------------------------------------------------
       60,000  Puerto Rico Highway & Transportation
               Authority                                         5.000      07/01/2022            07/01/2008 A              60,205
----------------------------------------------------------------------------------------------------------------------------------
       30,000  Puerto Rico Highway & Transportation
               Authority                                         5.000      07/01/2028            07/01/2008 A              30,445
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Puerto Rico Highway & Transportation
               Authority                                         5.000      07/01/2028            07/01/2008 A              25,014
----------------------------------------------------------------------------------------------------------------------------------
      230,000  Puerto Rico Highway & Transportation
               Authority                                         5.750      07/01/2020            07/01/2013 A             244,621
----------------------------------------------------------------------------------------------------------------------------------
    7,000,000  Puerto Rico Highway & Transportation
               Authority, Series E                               5.750      07/01/2024            07/01/2012 A           7,448,280
----------------------------------------------------------------------------------------------------------------------------------
      355,000  Puerto Rico Highway & Transportation
               Authority, Series K                               5.000      07/01/2021            07/01/2015 A             357,943
----------------------------------------------------------------------------------------------------------------------------------
   11,000,000  Puerto Rico Highway & Transportation
               Authority, Series K                               5.000      07/01/2022            07/01/2015 A          11,075,350
----------------------------------------------------------------------------------------------------------------------------------
   12,275,000  Puerto Rico Highway & Transportation
               Authority, Series K                               5.000      07/01/2023            07/01/2015 A          12,341,285
----------------------------------------------------------------------------------------------------------------------------------
    1,760,000  Puerto Rico Highway & Transportation
               Authority, Series K                               5.000      07/01/2024            07/01/2015 A           1,765,685
----------------------------------------------------------------------------------------------------------------------------------
    4,545,000  Puerto Rico Highway & Transportation
               Authority, Series K                               5.000      07/01/2025            07/01/2015 A           4,549,909
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Puerto Rico Highway & Transportation
               Authority, Series K                               5.000      07/01/2026            07/01/2015 A           1,998,740
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  Puerto Rico Highway & Transportation
               Authority, Series K                               5.000      07/01/2027            07/01/2015 A           1,000,360
----------------------------------------------------------------------------------------------------------------------------------


                    52 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$  11,190,000  Puerto Rico Highway & Transportation
               Authority, Series K                               5.000%         07/01/2030        07/01/2015 A      $   11,210,030
----------------------------------------------------------------------------------------------------------------------------------
    1,650,000  Puerto Rico IMEPCF
               (American Home Products)                          5.100          12/01/2018        12/01/2006 A           1,684,188
----------------------------------------------------------------------------------------------------------------------------------
    6,550,000  Puerto Rico IMEPCF (PepsiCo) 3                    6.250          11/15/2013        11/15/2006 A           6,782,525
----------------------------------------------------------------------------------------------------------------------------------
    7,175,000  Puerto Rico IMEPCF (PepsiCo)                      6.250          11/15/2013        11/15/2006 A           7,293,675
----------------------------------------------------------------------------------------------------------------------------------
       35,000  Puerto Rico Infrastructure                        5.500          10/01/2040        10/01/2010 E              37,125
----------------------------------------------------------------------------------------------------------------------------------
       55,000  Puerto Rico ITEMECF
               (Ana G. Mendez University)                        5.375          02/01/2019        02/01/2011 A              55,755
----------------------------------------------------------------------------------------------------------------------------------
   18,425,000  Puerto Rico ITEMECF
               (Cogeneration Facilities)                         6.625          06/01/2026 1      06/01/2010 A          20,035,898
----------------------------------------------------------------------------------------------------------------------------------
    1,500,000  Puerto Rico ITEMECF (Dr. Pila Hospital)           6.125          08/01/2025        08/01/2006 A           1,517,580
----------------------------------------------------------------------------------------------------------------------------------
       70,000  Puerto Rico ITEMECF
               (Hospital Auxilio Mutuo)                          5.500          07/01/2026        07/01/2007 A              72,003
----------------------------------------------------------------------------------------------------------------------------------
      500,000  Puerto Rico ITEMECF
               (Hospital Auxilio Mutuo)                          6.250          07/01/2016        01/01/2007 A             505,975
----------------------------------------------------------------------------------------------------------------------------------
       75,000  Puerto Rico ITEMECF
               (Hospital de la Concepcion)                       6.125          11/15/2025        11/15/2010 A              81,290
----------------------------------------------------------------------------------------------------------------------------------
      750,000  Puerto Rico ITEMECF
               (Hospital de la Concepcion)                       6.375          11/15/2015        11/15/2010 A             818,993
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Puerto Rico ITEMECF
               (Hospital de la Concepcion)                       6.500          11/15/2020        11/15/2010 A           2,197,400
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Puerto Rico ITEMECF
               (InterAmerican University)                        5.000          10/01/2022        10/01/2008 A              25,608
----------------------------------------------------------------------------------------------------------------------------------
      415,000  Puerto Rico ITEMECF
               (Mennonite General Hospital)                      6.375          07/01/2006        07/01/2006               415,000
----------------------------------------------------------------------------------------------------------------------------------
    1,800,000  Puerto Rico ITEMECF
               (Mennonite General Hospital)                      6.500          07/01/2012        07/01/2008 A           1,807,002
----------------------------------------------------------------------------------------------------------------------------------
      670,000  Puerto Rico ITEMECF
               (Ryder Memorial Hospital)                         6.400          05/01/2009        11/01/2006 A             670,214
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Puerto Rico ITEMECF
               (Teachers Retirement)                             5.500          07/01/2021        01/01/2007 A              25,528
----------------------------------------------------------------------------------------------------------------------------------
      100,000  Puerto Rico ITEMECF
               (Teachers Retirement)                             5.500          07/01/2021        01/01/2007 A             102,118
----------------------------------------------------------------------------------------------------------------------------------
    1,075,000  Puerto Rico Municipal Finance
               Agency RITES                                      6.625 5        08/01/2013        02/01/2009 A           1,212,600
----------------------------------------------------------------------------------------------------------------------------------
    2,500,000  Puerto Rico Municipal Finance
               Agency, Series A                                  5.250          08/01/2023        08/01/2015 A           2,571,750
----------------------------------------------------------------------------------------------------------------------------------
    5,000,000  Puerto Rico Municipal Finance
               Agency, Series A                                  5.250          08/01/2024        08/01/2015 A           5,136,100
----------------------------------------------------------------------------------------------------------------------------------
       85,000  Puerto Rico Municipal Finance
               Agency, Series A                                  5.500          07/01/2017        07/01/2007 A              87,692
----------------------------------------------------------------------------------------------------------------------------------
       25,000  Puerto Rico Municipal Finance
               Agency, Series A                                  5.500          07/01/2017        07/01/2007 A              25,749


                    53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      40,000  Puerto Rico Port Authority, Series C              7.300%     07/01/2007 1          01/01/2007 A      $       40,512
----------------------------------------------------------------------------------------------------------------------------------
      160,000  Puerto Rico Port Authority, Series D              6.000      07/01/2021 1          01/01/2007 A             162,254
----------------------------------------------------------------------------------------------------------------------------------
      475,000  Puerto Rico Port Authority, Series D              7.000      07/01/2014 1          01/01/2007 A             485,236
----------------------------------------------------------------------------------------------------------------------------------
    6,000,000  Puerto Rico Public Buildings Authority            5.000      12/01/2018            12/01/2013 A           6,181,500
----------------------------------------------------------------------------------------------------------------------------------
   31,000,000  Puerto Rico Public Buildings Authority            5.250      07/01/2029            07/01/2014 A          31,804,140
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Puerto Rico Public Buildings Authority            5.250      07/01/2033            07/01/2014 A           2,049,200
----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  Puerto Rico Public Buildings Authority            5.500      07/01/2022            07/01/2014 A          10,491,100
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  Puerto Rico Public Buildings Authority            5.500      07/01/2023            07/01/2014 A           2,099,580
----------------------------------------------------------------------------------------------------------------------------------
    9,000,000  Puerto Rico Public Buildings Authority            5.500      07/01/2024            07/01/2014 A           9,448,110
----------------------------------------------------------------------------------------------------------------------------------
    2,065,000  Puerto Rico Public Buildings Authority,
               Series D                                          5.125      07/01/2024            07/01/2012 A           2,085,175
----------------------------------------------------------------------------------------------------------------------------------
      825,000  Puerto Rico Public Buildings Authority,
               Series G                                          5.250      07/01/2019            07/01/2012 A             844,379
----------------------------------------------------------------------------------------------------------------------------------
    9,910,000  Puerto Rico Public Finance Corp.                  5.750      08/01/2027            02/01/2012 C          10,507,870
----------------------------------------------------------------------------------------------------------------------------------
      255,000  Puerto Rico Public Finance Corp., Series E        5.500      08/01/2029            02/01/2012 A             263,015
----------------------------------------------------------------------------------------------------------------------------------
      185,000  University of Puerto Rico                         5.500      06/01/2012 1          12/01/2006 A             185,178
----------------------------------------------------------------------------------------------------------------------------------
      625,000  University of Puerto Rico, Series M               5.250      06/01/2025            06/01/2007 A             630,206
----------------------------------------------------------------------------------------------------------------------------------
       25,000  University of Puerto Rico, Series M               5.500      06/01/2015            12/01/2006 A              25,218
----------------------------------------------------------------------------------------------------------------------------------
      450,000  University of Puerto Rico, Series O               5.375      06/01/2030            12/01/2006 A             450,662
----------------------------------------------------------------------------------------------------------------------------------
       25,000  V.I. Hsg. Finance Authority, Series A             6.500      03/01/2025 1          09/01/2006 A              25,166
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  V.I. Port Authority, Series A                     5.250      09/01/2018            09/01/2010 A           1,037,690
----------------------------------------------------------------------------------------------------------------------------------
    2,650,000  V.I. Public Finance Authority (Hovensa)           5.875      07/01/2022            07/01/2014 A           2,864,862
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  V.I. Public Finance Authority, Series A           5.250      10/01/2016            10/01/2014 A           1,042,750
----------------------------------------------------------------------------------------------------------------------------------
    2,000,000  V.I. Public Finance Authority, Series A           5.250      10/01/2022            10/01/2014 A           2,054,820
----------------------------------------------------------------------------------------------------------------------------------
    1,000,000  V.I. Public Finance Authority, Series A           5.250      10/01/2023            10/01/2014 A           1,025,970
----------------------------------------------------------------------------------------------------------------------------------
   10,000,000  V.I. Public Finance Authority, Series A           5.500      10/01/2015            10/01/2008 A          10,286,500
----------------------------------------------------------------------------------------------------------------------------------
      180,000  V.I. Public Finance Authority, Series A           5.500      10/01/2022            10/01/2008 A             186,291
----------------------------------------------------------------------------------------------------------------------------------
    1,115,000  V.I. Public Finance Authority, Series A           5.625      10/01/2010            11/09/2008 B           1,143,711
----------------------------------------------------------------------------------------------------------------------------------
      285,000  V.I. Public Finance Authority, Series A           5.625      10/01/2025            10/01/2010 A             293,784
----------------------------------------------------------------------------------------------------------------------------------
   21,310,000  V.I. Public Finance Authority, Series A           6.125      10/01/2029 1          10/01/2010 A          22,914,217
----------------------------------------------------------------------------------------------------------------------------------
   10,820,000  V.I. Public Finance Authority, Series A           6.375      10/01/2019 1          01/01/2010 A          11,786,767
----------------------------------------------------------------------------------------------------------------------------------
   12,000,000  V.I. Public Finance Authority, Series A           6.500      10/01/2024 1          10/01/2010 A          13,047,000
----------------------------------------------------------------------------------------------------------------------------------
    2,665,000  V.I. Public Finance Authority, Series E           5.875      10/01/2018            10/01/2008 A           2,780,848
----------------------------------------------------------------------------------------------------------------------------------
      900,000  V.I. Tobacco Settlement
               Financing Corp. (TASC)                            0.000 4    05/15/2008            05/15/2008               841,734
----------------------------------------------------------------------------------------------------------------------------------
    1,015,000  V.I. Tobacco Settlement
               Financing Corp. (TASC)                            0.000 4    05/15/2012            12/28/2009 B             943,453
----------------------------------------------------------------------------------------------------------------------------------
       80,000  V.I. Tobacco Settlement
               Financing Corp. (TASC)                            0.000 4    05/15/2014            05/15/2014                74,340
----------------------------------------------------------------------------------------------------------------------------------
    1,575,000  V.I. Tobacco Settlement
               Financing Corp. (TASC)                            5.000      05/15/2021            05/08/2010 B           1,565,928


                    54 | LIMITED TERM NEW YORK MUNICIPAL FUND

    PRINCIPAL                                                                                       EFFECTIVE                VALUE
       AMOUNT                                                    COUPON       MATURITY               MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   1,440,000  V.I. Tobacco Settlement
               Financing Corp. (TASC)                            5.000%     05/15/2031            09/01/2015 B      $    1,406,851
----------------------------------------------------------------------------------------------------------------------------------
    1,470,000  V.I. Water & Power Authority                      5.375      07/01/2010            07/01/2008 A           1,507,014
                                                                                                                    --------------
                                                                                                                       674,295,221
                                                                                                                    --------------
Total Municipal Bonds and Notes (Cost $4,108,364,775)                                                                4,149,906,112

----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.7%
----------------------------------------------------------------------------------------------------------------------------------
   27,100,000  Government Devel. Bank for Puerto Rico,
               Series 2004 (Cost $27,100,000)                    5.000      10/23/2006                    --            27,092,141

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $4,135,464,775)--100.4%                                                            4,176,998,253
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES IN EXCESS OF OTHER ASSETS--(0.4)                                                                           (14,872,279)
                                                                                                                                --
                                                                                                                    --------------
NET ASSETS--100.0%                                                                                                  $4,162,125,974
                                                                                                                    ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C.    Date of mandatory put.

D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

E.    Date of prefunded call, or maturity date if escrowed to maturity.

F.    Date of planned principal payment.

1. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $23,626,920, which represents 0.57% of the Fund's net assets. See Note 5 of accompanying Notes.

3. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.


                    55 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS  June 30, 2006
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS         Assoc. for Children with Down Syndrome

ACLD         Adults and Children with Learning and Developmental Disabilities

ALIA         Alliance of Long Island Agencies

BFCC         Brookdale Family Care Center

BID          Business Improvement District

BOCES        Board of Cooperative Educational Services

CAB          Capital Appreciation Bond

CCDRCA       Catholic Charities of the Diocese of Rockville Centre and
             Affiliates

CCFDP        Child Care Facilities Development Program

CFGA         Child and Family Guidance Assoc.

CHSLI        Catholic Health Services of Long Island

CMA          Community Mainstreaming Associates, Inc.

COP          Certificates of Participation

CRR          Center for Rapid Recovery

CSD          Central School District

CSMR         Community Services for the Mentally Retarded

Con Ed       Consolidated Edison Company

DA           Dormitory Authority

DDI          Developmental Disabilities Institute

DIAMONDS     Direct Investment of Accrued Municipals

EDA          Economic Development Authority

EFC          Environmental Facilities Corp.

ERDA         Energy Research and Development Authority

FHA          Federal Housing Agency

FNHC         Ferncilff Nursing Home Company

FREE         Family Residences and Essential Enterprises

GO           General Obligation

GSHMC        Good Samaritan Hospital Medical Center

HBFA         Housing Bank and Finance Agency

HDC          Housing Development Corp.

HFA          Housing Finance Agency/Authority

HFC          Housing Finance Corp.

HJDOI        Hospital for Joint Diseases Orthopedic Institute

HKSB         Helen Keller Services for the Blind

IDA          Industrial Development Agency

IGHL         Independent Group Home for Living

IMEPCF       Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

JDAM         Julia Dyckman Andrus Memorial

JFK          John Fitzgerald Kennedy

KR           Kateri Residence

L.I.         Long Island

LGAC         Local Government Assistance Corp.

LGSC         Local Government Services Corp.

LILCO        Long Island Lighting Corp.

MMC          Mercy Medical Center

MMWNHC       Mary Manning Walsh Nursing Home Company

MSH/NYU      Mount Sinai Hospital/New York University

MTA          Metropolitan Transportation Authority

NIH          New Island Hospital

NIMO         Niagara Mohawk Power Corp.

NY/NJ        New York/New Jersey

NYC          New York City

NYS          New York State

NYU          New York University

PACES        Potsdam Auxiliary and College Educational Service

RIBS         Residual Interest Bonds

RITES        Residual Interest Tax Exempt Security

ROLs         Residual Option Longs

Res Rec      Resource Recovery Facility

SCHC         Senior Citizen Housing Corp.

SCHRC        St. Charles Hospital and Rehabilitation Center

SCSB         Schuyler Community Services Board

SCSMC        St. Catherine of Sienna Medical Center

SFH          St. Francis Hospital

SNCH         South Nassau Communities Hospital

SONYMA       State of New York Mortgage Agency

SUNY         State University of New York

SV           Sienna Village

TASC         Tobacco Settlement Asset-Backed Bonds

TFABs        Tobacco Flexible Amortization Bonds

UDC          Urban Development Corp.

USBFCC       Urban Strategies Brookdale Family Care Center

V.I.         United States Virgin Islands

WORCA        Working Organization for Retarded Children and Adults

WUH          Winthrop University Hospital

YMCA         Young Men's Christian Assoc.


                    56 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  June 30, 2006
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                       VALUE    PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                           $1,159,289,814       27.8%
Hospital/Health Care                                     404,138,647        9.7
Marine/Aviation Facilities                               345,684,659        8.3
General Obligation                                       341,849,755        8.2
Electric Utilities                                       303,824,504        7.3
Municipal Leases                                         204,575,866        4.9
Special Assessment                                       197,747,885        4.7
Highways/Railways                                        179,605,071        4.3
Not-for-Profit Organization                              135,913,367        3.3
Single Family Housing                                    128,601,371        3.1
Airlines                                                 122,796,358        2.9
Sales Tax Revenue                                        118,280,452        2.8
Multifamily Housing                                      115,168,779        2.8
Higher Education                                         113,988,209        2.7
Education                                                 59,848,049        1.4
Water Utilities                                           58,184,197        1.4
Resource Recovery                                         57,469,220        1.4
Commercial Banks                                          27,092,141        0.6
Manufacturing, Non-Durable Goods                          24,271,791        0.6
Adult Living Facilities                                   23,321,178        0.6
Special Tax                                               13,015,622        0.3
Manufacturing, Durable Goods                              12,069,187        0.3
Gas Utilities                                              9,471,675        0.2
Pollution Control                                          9,419,422        0.2
Paper, Containers & Packaging                              6,203,349        0.1
Parking Fee Revenue                                        4,033,532        0.1
Sewer Utilities                                            1,134,153        0.0
                                                      --------------------------
Total                                                 $4,176,998,253      100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    57 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $4,135,464,775)--see accompanying statement of investments   $ 4,176,998,253
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,335,069
---------------------------------------------------------------------------------------------------------

Receivables and other assets:
Interest                                                                                      57,923,653
Investments sold                                                                              17,279,880
Shares of beneficial interest sold                                                             8,942,369
Other                                                                                             65,547
                                                                                         ---------------
Total assets                                                                               4,262,544,771

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         48,762,163
Payable on borrowings (See Note 6)                                                            38,300,000
Shares of beneficial interest redeemed                                                         8,512,496
Distribution and service plan fees                                                             2,572,785
Dividends                                                                                      1,378,072
Trustees' compensation                                                                           495,713
Transfer and shareholder servicing agent fees                                                    129,524
Shareholder communications                                                                        99,503
Interest expense                                                                                  74,212
Other                                                                                             94,329
                                                                                         ---------------
Total liabilities                                                                            100,418,797

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 4,162,125,974
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $ 4,121,693,355
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              4,844,888
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (5,945,747)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                    41,533,478
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 4,162,125,974
                                                                                         ================


                    58 | LIMITED TERM NEW YORK MUNICIPAL FUND

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,692,484,913 and 807,270,977 shares of beneficial interest outstanding)                          $3.34
Maximum offering price per share (net asset value plus sales charge of
3.50% of offering price)                                                                           $3.46
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $345,601,407
and 103,764,049 shares of beneficial interest outstanding)                                         $3.33
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,124,039,654
and 338,193,254 shares of beneficial interest outstanding)                                         $3.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    59 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 101,850,915

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       8,222,707
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               3,251,076
Class B                                                               1,795,107
Class C                                                               5,656,841
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 371,731
Class B                                                                 105,048
Class C                                                                 222,890
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  65,261
Class B                                                                  19,953
Class C                                                                  29,950
--------------------------------------------------------------------------------
Interest expense                                                      2,139,106
--------------------------------------------------------------------------------
Accounting service fees                                                 619,687
--------------------------------------------------------------------------------
Trustees' compensation                                                  141,249
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 837
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   311,728
                                                                  --------------
Total expenses                                                       22,953,921

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                78,896,994


--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                      4,001,876
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (36,532,992)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  46,365,878
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    60 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           SIX MONTHS                  YEAR
                                                                                                ENDED                 ENDED
                                                                                        JUNE 30, 2006          DECEMBER 31,
                                                                                          (UNAUDITED)                  2005
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $    78,896,994       $   148,194,862
----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                           4,001,876            22,404,093
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                     (36,532,992)            9,458,520
                                                                                      --------------------------------------
Net increase in net assets resulting from operations                                       46,365,878           180,057,475

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                   (52,894,110)          (97,113,843)
Class B                                                                                    (5,853,281)          (13,300,725)
Class C                                                                                   (18,582,695)          (36,618,215)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                   122,789,594           414,607,965
Class B                                                                                   (30,892,596)          (42,265,134)
Class C                                                                                    (7,362,535)           90,369,591

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                             53,570,255           495,737,114
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     4,108,555,719         3,612,818,605
                                                                                      --------------------------------------
End of period (including accumulated net investment
income of $4,844,888 and $3,277,980, respectively)                                    $ 4,162,125,974       $ 4,108,555,719
                                                                                      ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    61 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                      YEAR
                                                    ENDED                                                                     ENDED
                                            JUNE 30, 2006                                                                  DEC. 31,
CLASS A                                       (UNAUDITED)           2005            2004           2003         2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     3.36     $     3.33      $     3.32     $     3.31   $     3.27     $     3.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .07 1          .14 1           .14 1          .14          .15            .16
Net realized and unrealized gain (loss)              (.02)           .03             .01            .01          .05             --
                                               -------------------------------------------------------------------------------------
Total from investment operations                      .05            .17             .15            .15          .20            .16
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.07)          (.14)           (.14)          (.14)        (.16)          (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $     3.34     $     3.36      $     3.33     $     3.32   $     3.31     $     3.27
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   1.43%          5.13%           4.77%          4.80%        6.33%          4.85%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $2,692,485     $2,589,629      $2,155,310     $1,944,385   $1,868,271     $1,124,846
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $2,652,869     $2,380,822      $2,029,517     $1,894,331   $1,472,317     $  996,671
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                4.10%          4.12%           4.30%          4.51%        4.65%          4.95%
Total expenses                                       0.83%          0.79%           0.77%          0.76%        0.74%          0.78%
Expenses after payments and waivers and
reduction to custodian expenses                      0.83%          0.79%           0.77%          0.76%        0.74%          0.74%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                20%            22%             17%            28%          19%            23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    62 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                             SIX MONTHS                                                                   YEAR
                                                  ENDED                                                                  ENDED
                                          JUNE 30, 2006                                                               DEC. 31,
CLASS B                                     (UNAUDITED)         2005          2004           2003         2002            2001
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   3.36     $   3.32      $   3.32       $   3.31     $   3.27        $   3.27
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .06 1        .11 1         .12 1          .12          .13             .13
Net realized and unrealized gain (loss)            (.04)         .04            --            .01          .05              --
                                               --------------------------------------------------------------------------------
Total from investment operations                    .02          .15           .12            .13          .18             .13
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.05)        (.11)         (.12)          (.12)        (.14)           (.13)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   3.33     $   3.36      $   3.32       $   3.32     $   3.31        $   3.27
                                               ================================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 0.74%        4.62%         3.65%          3.99%        5.53%           4.06%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $345,601     $379,045      $417,473       $444,537     $383,690        $153,471
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $361,993     $398,461      $427,486       $429,564     $261,858        $113,976
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              3.33%        3.34%         3.52%          3.72%        3.85%           4.17%
Total expenses                                     1.63%        1.58%         1.55%          1.55%        1.51%           1.54%
Expenses after payments and waivers and
reduction to custodian expenses                    1.63%        1.58%         1.55%          1.55%        1.51%           1.50%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              20%          22%           17%            28%          19%             23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    63 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                  YEAR
                                                    ENDED                                                                 ENDED
                                            JUNE 30, 2006                                                              DEC. 31,
CLASS C                                       (UNAUDITED)            2005           2004           2003       2002         2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     3.35      $     3.32     $     3.31     $     3.30   $   3.26     $   3.26
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .06 1           .11 1          .12 1          .12        .13          .13
Net realized and unrealized gain (loss)              (.04)            .03            .01            .01        .05           --
                                               ---------------------------------------------------------------------------------
Total from investment operations                      .02             .14            .13            .13        .18          .13
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.05)           (.11)          (.12)          (.12)      (.14)        (.13)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $     3.32      $     3.35     $     3.32     $     3.31   $   3.30     $   3.26
                                               =================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   0.75%           4.35%          4.00%          4.02%      5.54%        4.06%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $1,124,040      $1,139,882     $1,040,035     $1,006,103   $894,469     $261,857
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $1,141,002      $1,095,066     $1,009,112     $  977,323   $574,124     $150,504
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                3.35%           3.36%          3.55%          3.74%      3.82%        4.13%
Total expenses                                       1.60%           1.56%          1.52%          1.52%      1.51%        1.53%
Expenses after payments and waivers and
reduction to custodian expenses                      1.60%           1.56%          1.52%          1.52%      1.51%        1.49%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                20%             22%            17%            28%        19%          23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    64 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are


                    65 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 5% of its total assets in inverse floaters. Inverse floaters amount to $178,880,317 as of June 30, 2006, which represents 4.20% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2,141,967 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2006, it is estimated that the Fund will utilize $4,001,876 of capital loss


                    66 | LIMITED TERM NEW YORK MUNICIPAL FUND carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund utilized $22,429,899 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                EXPIRING
                --------------------------------
                2009                  $  162,840
                2010                   2,629,825
                2011                   3,351,178
                                      ----------
                Total                 $6,143,843
                                      ==========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2006, the Fund's projected benefit obligations were increased by $94,978 and payments of $12,418 were made to retired trustees, resulting in an accumulated liability of $473,552 as of June 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line


                    67 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED JUNE 30, 2006            YEAR ENDED DECEMBER 31, 2005
                                     SHARES              AMOUNT              SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------
CLASS A
Sold                             99,870,253       $ 335,574,582         208,078,237       $ 699,163,973
Dividends and/or
distributions reinvested          9,893,812          33,223,100          20,067,351          67,408,549
Redeemed                        (73,247,956)       (246,008,088)       (104,810,484)       (351,964,557)
                                ------------------------------------------------------------------------
Net increase                     36,516,109       $ 122,789,594         123,335,104       $ 414,607,965
                                ========================================================================

--------------------------------------------------------------------------------------------------------
CLASS B
Sold                              2,253,047       $   7,561,123           8,770,420       $  29,410,244
Dividends and/or
distributions reinvested          1,102,534           3,697,752           2,508,730           8,412,733
Redeemed                        (12,559,498)        (42,151,471)        (23,879,394)        (80,088,111)
                                ------------------------------------------------------------------------
Net decrease                     (9,203,917)      $ (30,892,596)        (12,600,244)      $ (42,265,134)
                                ========================================================================

--------------------------------------------------------------------------------------------------------
CLASS C
Sold                             33,102,388       $ 110,858,121          71,465,180       $ 239,258,691
Dividends and/or
distributions reinvested          3,042,449          10,182,784           7,919,686          26,513,365
Redeemed                        (38,377,711)       (128,403,440)        (52,400,465)       (175,402,465)
                                ------------------------------------------------------------------------
Net increase (decrease)          (2,232,874)      $  (7,362,535)         26,984,401       $  90,369,591
                                ========================================================================


                    68 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                             PURCHASES             SALES
                 -------------------------------------------------------
                 Investment securities    $763,054,254     $ 877,022,933

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                     FEE SCHEDULE
                     ------------------------------------------
                     Up to $100 million of net assets     0.50%
                     Next $150 million of net assets      0.45
                     Next $1.75 billion of net assets     0.40
                     Next $3 billion of net assets        0.39
                     Over $5 billion of net assets        0.38

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2006, the Fund paid $619,696 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $705,055 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent


                    69 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2006 for Class B and Class C shares were $20,439 and $22,757,662, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                               CLASS A             CLASS B         CLASS C
                                           CLASS A          CONTINGENT          CONTINGENT      CONTINGENT
                                         FRONT-END            DEFERRED            DEFERRED        DEFERRED
                                     SALES CHARGES       SALES CHARGES       SALES CHARGES   SALES CHARGES
SIX MONTHS                             RETAINED BY         RETAINED BY         RETAINED BY     RETAINED BY
ENDED                                  DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
June 30, 2006                             $471,626             $32,631            $351,590         $93,712
----------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                    70 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1865% as of June 30, 2006). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

      For the six months ended June 30, 2006, the average daily loan balance was $93,453,591 at an average daily interest rate of 4.682%. The Fund had borrowings outstanding of $38,300,000 at June 30, 2006 at an interest rate of 5.1865%. The Fund had gross borrowings and gross loan repayments of $450,700,000 and $583,900,000, respectively, during the six months ended June 30, 2006. The maximum amount of borrowings outstanding at any month-end during the six months ended June 30, 2006 was $171,500,000. The Fund paid $239,490 in fees and $2,479,745 in interest during the six months ended June 30, 2006.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.


                    71 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    72 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    73 | LIMITED TERM NEW YORK MUNICIPAL FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006